UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21261

Rydex ETF Trust
(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee Rydex ETF Trust 805 King Farm Boulevard, Suite 600 Rockville, Maryland 20850
(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-301-296-5100

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.
Attached hereto.

Guggenheim MSCI Emerging Markets Equal Country Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 92.5%
Financial - 37.9%
Credicorp Ltd.	2,047	$335,052
OTP Bank plc	9,934	305,363
Commercial International Bank Egypt SAE GDR	74,310	295,381
Komercni Banka AS	4,915	173,964
Qatar National Bank SAQ	3,162	141,285
Bancolombia S.A. ADR	3,200	121,151
Emaar Properties PJSC	52,203	105,602
Moneta Money Bank AS*	30,000	99,105
Grupo de Inversiones Suramericana S.A.	6,700	89,540
Powszechna Kasa Oszczednosci Bank Polski S.A.*	10,356	79,385
Alpha Bank AE*	43,000	76,211
Masraf Al Rayan QSC	6,515	71,658
Bank Central Asia Tbk PT	62,000	71,043
Turkiye Garanti Bankasi AS ADR	31,270	70,045
Sberbank of Russia PJSC ADR	5,500	64,130
Akbank TAS ADR	14,336	64,046
Public Bank BHD	13,600	61,714
Bank Pekao S.A.	1,752	59,247
Siam Commercial Bank PCL	13,522	57,990
Ayala Land, Inc.	77,385	55,280
Powszechny Zaklad Ubezpieczen S.A.	6,080	53,491
SM Prime Holdings, Inc.	79,200	47,267
First Gulf Bank PJSC	13,377	47,165
Abu Dhabi Commercial Bank PJSC††	24,232	47,106
Banco Bradesco S.A. ADR	4,487	46,351
Ezdan Holding Group QSC	10,913	45,046
Banco de Chile ADR	630	44,925
Bank Rakyat Indonesia Persero Tbk PT	50,900	44,696
Bank Zachodni WBK S.A.	514	44,257
Malayan Banking BHD	23,600	43,795
BDO Unibank, Inc.	19,040	43,081
Ayala Corp.	2,640	42,439
National Bank of Greece S.A. ADR*	162,000	40,500
Qatar Islamic Bank SAQ	1,376	40,132
Banco Santander Chile ADR	1,840	39,726
Piraeus Bank S.A.*	204,000	39,022
Grupo Financiero Banorte SAB de CV — Class O	7,818	37,639
Qatar Insurance Company SAQ	1,509	35,474
Eurobank Ergasias S.A.*	58,000	35,227
Aldar Properties PJSC	50,027	34,869
Bank Mandiri Persero Tbk PT	41,500	33,878
Corporation Financiera Colombiana S.A.	2,752	32,497
FirstRand Ltd.	7,996	29,777
VTB Bank PJSC GDR	13,066	29,660
National Bank of Abu Dhabi PJSC††	10,081	28,545
China Construction Bank Corp. ADR[1]	1,875	27,863
Doha Bank QSC	2,754	27,417
Turkiye Is Bankasi — Class C	16,780	26,490
CIMB Group Holdings BHD	23,600	26,480
Emaar Malls PJSC	38,108	26,250
Banco Bradesco ADR	2,594	25,655
mBank S.A.*	264	24,942
Banco Santander Brasil S.A. ADR[1]	2,400	23,784
Dubai Islamic Bank PJSC	14,676	23,775
Bank Negara Indonesia Persero Tbk PT	55,600	23,735
Central Pattana PCL	14,714	23,611
Standard Bank Group Ltd. ADR[1]	2,136	23,069
Turkiye Halk Bankasi AS	7,534	22,410
Banco do Brasil S.A. ADR	2,242	22,095
GT Capital Holdings, Inc.	780	20,438
Banco de Credito e Inversiones	393	20,293
Industrial & Commercial Bank of China Ltd. ADR[1]	1,639	19,996
Bangkok Bank PCL	3,941	19,532
Krung Thai Bank PCL	35,197	18,993
Nedbank Group Ltd.	1,088	18,742
RMB Holdings Ltd.	3,832	18,470
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	22,220	18,069
China Overseas Land & Investment Ltd.	6,000	17,746
BB Seguridade Participacoes S.A. ADR	1,961	17,404
Barclays Africa Group Ltd.	1,386	16,329
Bank of China Ltd. ADR[1]	1,414	15,978
Hana Financial Group, Inc.	528	15,652
Growthpoint Properties Ltd.	7,760	15,140
Redefine Properties Ltd.	17,860	14,760
Pakuwon Jati Tbk PT	348,000	14,595
KB Financial Group, Inc. ADR*	342	13,885
Shinhan Financial Group Company Ltd. ADR*,1	348	13,760
CTBC Financial Holding Company Ltd.	23,349	13,259
AMMB Holdings BHD	12,800	13,235
Fubon Financial Holding Company Ltd.	8,000	12,914
Bank of the Philippine Islands	7,000	12,603
Sanlam Ltd. ADR	1,268	12,282
PICC Property & Casualty Company Ltd. — Class H	8,000	12,187
Ping An Insurance Group Company of China Ltd. ADR[1]	1,158	11,953
Hong Leong Bank BHD	4,000	11,902
Mega Financial Holding Company Ltd.	16,000	11,893
Turkiye Vakiflar Bankasi TAO — Class D	8,660	11,263
E.Sun Financial Holding Company Ltd.	19,130	11,260
China Evergrande Group[1]	16,000	11,197
Grupo Financiero Inbursa SAB de CV — Class O	7,358	10,955
Shanghai Industrial Holdings Ltd.	4,000	10,800
Cathay Financial Holding Company Ltd.	7,000	10,608
Alior Bank S.A.*	694	10,581

Guggenheim MSCI Emerging Markets Equal Country Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 92.5% (continued)
Financial - 37.9% (continued)
Fibra Uno Administracion S.A. de CV	7,358	$10,569
Yapi ve Kredi Bankasi AS*	10,032	10,177
China Merchants Bank Company Ltd. — Class H	4,000	10,104
First Financial Holding Company Ltd.	17,806	9,912
Grupo Financiero Santander Mexico SAB de CV — Class B	6,657	9,536
Samsung Fire & Marine Insurance Company Ltd.	40	9,259
Country Garden Holdings Company Ltd.	16,000	9,197
Discovery Ltd.	1,060	9,049
China Life Insurance Company Ltd.	9,152	8,934
China Life Insurance Company Ltd. ADR[1]	631	8,676
Hyundai Marine & Fire Insurance Company Ltd.	332	8,599
Robinsons Land Corp.	16,400	8,272
China Resources Land Ltd.	3,283	8,183
NH Investment & Securities Company Ltd.*	636	6,266
Samsung Securities Company Ltd.	216	6,022
CITIC Ltd.	4,000	5,949
Bank of Communications Company Ltd. — Class H	8,000	5,928
Brait SE*	1,005	5,890
Longfor Properties Company Ltd.	4,000	5,784
China Pacific Insurance Group Company Ltd. — Class H	1,600	5,732
Mirae Asset Daewoo Company Ltd.	736	5,580
China CITIC Bank Corporation Ltd. — Class H	8,000	5,289
Total Financial		4,422,914
Communications - 10.8%
Emirates Telecommunications Group Company PJSC	25,818	125,826
Naspers Ltd. ADR	6,760	108,261
Global Telecom Holding SAE GDR*	47,804	86,525
Hellenic Telecommunications Organization S.A.	8,592	78,275
America Movil SAB de CV — Class L ADR	6,100	76,921
Tencent Holdings Ltd. ADR	2,909	76,172
Telekomunikasi Indonesia Persero Tbk PT	243,200	70,487
O2 Czech Republic AS	5,100	52,828
Alibaba Group Holding Ltd. ADR*,1	519	52,580
Grupo Televisa SAB ADR	2,000	44,800
Ooredoo QSC	1,548	44,639
Turkcell Iletisim Hizmetleri AS ADR*	5,412	40,319
China Mobile Ltd. ADR	496	28,272
PLDT, Inc. ADR	901	27,075
Advanced Info Service PCL	5,848	26,408
MTN Group Ltd. ADR[1]	2,711	25,104
Baidu, Inc. ADR*	120	21,008
NAVER Corp.	32	20,873
DiGi.com BHD	17,600	19,708
Telefonica Brasil S.A. ADR	1,261	18,638
Chunghwa Telecom Company Ltd. ADR	564	17,800
Rostelecom PJSC ADR	1,981	16,799
Axiata Group BHD	14,800	15,804
Turk Telekomunika ADR	4,800	14,256
Orange Polska S.A.	10,336	13,950
Vodacom Group Ltd. ADR[1]	1,240	13,925
Cyfrowy Polsat S.A.*	2,289	13,839
Maxis BHD	9,600	13,329
True Corporation PCL	68,614	12,764
Sistema PJSC FC GDR	1,312	12,556
Globe Telecom, Inc.	330	11,406
Telekom Malaysia BHD	7,200	9,672
JD.com, Inc. ADR*	325	9,230
China Unicom Hong Kong Ltd. ADR[1]	734	8,786
Ctrip.com International Ltd. ADR*	200	8,642
China Telecom Corporation Ltd. ADR[1]	156	7,496
TIM Participacoes S.A. ADR	484	6,839
Samsung SDI Company Ltd.	68	6,758
Total Communications		1,258,570
Consumer, Non-cyclical - 8.1%
Richter Gedeon Nyrt	5,302	114,188
Ambev S.A. ADR	10,222	55,097
Fomento Economico Mexicano SAB de CV ADR	700	52,661
DP World Ltd.	2,466	46,607
JG Summit Holdings, Inc.	31,000	46,283
Cencosud S.A.	14,208	41,451
Magnit PJSC GDR	1,096	40,114
Universal Robina Corp.	10,640	34,850
Unilever Indonesia Tbk PT	10,800	33,324
BIM Birlesik Magazalar AS	2,041	29,112
Cielo S.A. ADR	2,498	21,208
Bangkok Dusit Medical Services PCL — Class F	33,532	21,142
Cia Cervecerias Unidas S.A. ADR[1]	912	20,602
Shoprite Holdings Ltd. ADR	1,484	19,708
Charoen Pokphand Foods PCL	23,923	19,364
IHH Healthcare BHD	13,200	18,774
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,276	18,396
BRF S.A. ADR	1,300	18,369
Aspen Pharmacare Holdings Ltd.	756	17,274
Tiger Brands Ltd.	568	17,091
Kalbe Farma Tbk PT	156,400	16,984
Kroton Educational S.A. ADR	3,947	16,933
PPB Group BHD	4,600	16,886
IOI Corporation BHD	15,600	15,531
Charoen Pokphand Indonesia Tbk PT	66,000	15,323
Uni-President Enterprises Corp.	8,320	14,200
Gruma SAB de CV — Class B	1,000	13,514
Kuala Lumpur Kepong BHD	2,400	13,058
Grupo Bimbo SAB de CV	5,518	12,287
KT&G Corp.	132	11,416
Arca Continental SAB de CV	2,100	11,380
Coca-Cola Femsa SAB de CV	1,722	10,732

Guggenheim MSCI Emerging Markets Equal Country Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 92.5% (continued)
Consumer, Non-cyclical - 8.1% (continued)
Indofood Sukses Makmur Tbk PT	18,000	$10,683
Hanjaya Mandala Sampoerna Tbk PT	37,000	10,668
Eurocash S.A.	1,035	10,322
Ulker Biskuvi Sanayi AS	2,000	9,642
Kimberly-Clark de Mexico SAB de CV — Class A	5,302	9,567
Bidvest Group Ltd.	724	8,516
JBS S.A. ADR[1]	1,071	8,097
Amorepacific Corp.	27	7,365
LG Household & Health Care Ltd.	9	6,808
Want Want China Holdings Ltd.[1]	8,000	5,732
Total Consumer, Non-cyclical		941,259
Energy - 7.3%
MOL Hungarian Oil & Gas plc	1,583	111,657
Gazprom PJSC ADR	17,567	86,869
PTT PCL	6,567	75,350
LUKOIL PJSC ADR	1,290	72,382
Polski Koncern Naftowy ORLEN S.A.	3,408	69,148
Ecopetrol S.A. ADR*,1	7,000	65,800
Polskie Gornictwo Naftowe i Gazownictwo S.A.	26,948	36,977
Tatneft PJSC ADR	856	34,754
Novatek PJSC GDR	262	33,169
PTT Exploration & Production PCL	11,122	30,956
Tupras Turkiye Petrol Rafinerileri AS	1,225	26,591
Sasol Ltd. ADR	874	26,097
Petroleo Brasileiro S.A. ADR*	2,384	24,460
Surgutneftegas OJSC ADR	4,536	24,290
Rosneft Oil Company PJSC GDR	3,490	23,051
Petronas Gas BHD	4,800	22,626
CNOOC Ltd. ADR	164	20,636
Ultrapar Participacoes S.A. ADR	571	11,957
SK Innovation Company Ltd.	88	11,889
Petronas Dagangan BHD	2,100	11,160
Jastrzebska Spolka Weglowa S.A.*	600	10,044
China Petroleum & Chemical Corp. ADR	103	8,244
PetroChina Company Ltd. ADR	93	7,393
China Everbright International Ltd.	4,000	4,877
Total Energy		850,377
Consumer, Cyclical - 6.7%
Astra International Tbk PT	123,200	73,353
OPAP S.A.	8,204	72,702
JUMBO S.A.	3,624	50,914
SACI Falabella	5,416	44,077
CP ALL PCL	25,561	43,920
SM Investments Corp.	3,060	42,426
Latam Airlines Group S.A. ADR*	3,632	33,306
Arcelik AS	4,900	29,670
Wal-Mart de Mexico SAB de CV	16,555	29,425
Steinhoff International Holdings N.V.	5,092	24,478
FF Group*	1,216	23,286
Jollibee Foods Corp.	5,480	22,640
Turk Hava Yollari AO*	14,876	21,829
Hyundai Motor Co.	168	20,168
Genting Malaysia BHD	17,200	19,571
Woolworths Holdings Limited/South Africa	3,378	18,582
Genting BHD	10,000	18,512
Hyundai Mobis Company Ltd.	80	16,660
Minor International PCL	16,300	16,087
Matahari Department Store Tbk PT	14,000	15,491
CCC S.A.	300	15,491
DXB Entertainments PJSC*	45,000	14,702
Kia Motors Corp.	416	13,030
LPP S.A.	10	12,747
Bid Corporation Ltd.	724	12,474
LG Corp.	214	10,902
Mr Price Group Ltd.	802	9,678
Truworths International Ltd.	1,563	9,392
Yum China Holdings, Inc.*	320	8,794
Home Product Center PCL	31,000	8,760
Dongfeng Motor Group Company Ltd. — Class H	8,000	8,526
Cheng Shin Rubber Industry Company Ltd.	4,000	7,937
Far Eastern New Century Corp.	8,160	6,768
Samsung C&T Corp.	56	6,072
Great Wall Motor Company Ltd. — Class H	6,000	6,062
Total Consumer, Cyclical		788,432
Basic Materials - 6.5%
Southern Copper Corp.	2,929	112,357
Cia de Minas Buenaventura S.A.A. ADR	6,551	90,338
Industries Qatar QSC	2,401	75,500
KGHM Polska Miedz S.A.	1,974	61,129
Grupo Mexico SAB de CV	11,956	36,017
Sociedad Quimica y Minera de Chile S.A. ADR	1,012	32,708
Empresas CMPC S.A.	13,792	29,904
PTT Global Chemical PCL	15,511	29,846
MMC Norilsk Nickel PJSC ADR	1,586	25,646
Eregli Demir ve Celik Fabrikalari TAS	15,908	24,481
Formosa Plastics Corp.	8,000	23,020
Vale S.A. ADR	2,058	20,950
Petronas Chemicals Group BHD	12,800	20,605
POSCO ADR	332	19,216
Industrias Penoles SAB de CV	800	19,003
Nan Ya Plastics Corp.	8,000	18,758
AngloGold Ashanti Ltd. ADR*	1,059	13,460
China Steel Corp.	16,000	12,914
LG Chem Ltd.	56	12,625
Formosa Chemicals & Fibre Corp.	4,000	12,352
Fibria Celulose S.A. ADR[1]	1,179	10,870
Severstal PJSCGDR	636	10,081
Hyundai Steel Co.	188	9,415
Mexichem SAB de CV	3,905	9,296
Grupa Azoty S.A.	538	9,239
Synthos S.A.	6,000	8,998
Korea Zinc Company Ltd.	16	6,746
Total Basic Materials		755,474

Guggenheim MSCI Emerging Markets Equal Country Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 92.5% (continued)
Utilities - 4.9%
CEZ AS	10,212	$175,171
Enel Americas S.A. ADR	6,056	54,685
Tenaga Nasional BHD	17,200	52,033
Interconexion Electrica S.A. ESP	11,415	41,306
PGE Polska Grupa Energetyczna S.A.	11,480	31,333
Enel Generacion Chile S.A. ADR*	1,216	23,566
Aboitiz Power Corp.	26,000	22,048
Enel Chile S.A. ADR	4,356	20,996
RusHydro PJSC ADR	12,033	20,396
Colbun S.A.	94,312	18,262
Metro Pacific Investments Corp.	132,000	18,090
Perusahaan Gas Negara Persero Tbk	82,400	17,773
Centrais Eletricas Brasileiras S.A. ADR*,1	2,700	17,739
Aguas Andinas S.A. — Class A	31,616	17,222
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,680	16,733
Korea Electric Power Corp. ADR*	800	14,672
Qatar Electricity & Water Company QSC	230	14,597
Total Utilities		576,622
Industrial - 4.2%
Grupo Argos S.A.	8,347	55,374
Cemex SAB de CV ADR*	5,400	50,004
Cementos Argos S.A.	12,385	49,484
Airports of Thailand PCL	3,600	42,329
Titan Cement Company S.A.	1,702	38,277
Hon Hai Precision Industry Company Ltd.	13,860	37,009
Qatar Gas Transport Company Ltd.	3,500	23,079
Delta Electronics, Inc.	4,000	22,204
United Tractors Tbk PT	12,257	20,057
Semen Indonesia Persero Tbk PT	24,000	16,222
BTS Group Holdings PCL	61,960	14,694
Gamuda BHD	12,400	13,465
Indocement Tunggal Prakarsa Tbk PT	11,600	13,053
Grupo Aeroportuario del Pacifico SAB de CV ADR	160	12,371
Embraer S.A. ADR	471	10,767
MISC BHD	6,400	10,605
Grupo Aeroportuario del Sureste SAB de CV — Class B	727	10,580
DMCI Holdings, Inc.	40,000	10,385
Taiwan Cement Corp.	8,000	9,035
LG Electronics, Inc.	184	8,772
Delta Electronics Thailand PCL	3,600	8,767
LG Display Company Ltd. ADR*,1	592	7,980
Promotora y Operadora de Infraestructura SAB de CV*	837	7,330
China Communications Construction Company Ltd. — Class H	4,000	4,851
Total Industrial		496,694
Technology - 3.6%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	4,982	153,994
Samsung Electronics Company Ltd. GDR	161	136,930
Advanced Semiconductor Engineering, Inc. ADR[1]	5,328	30,476
SK Hynix, Inc.	652	30,129
MediaTek, Inc.	4,000	27,244
SK Holdings Company Ltd.	92	17,140
United Microelectronics Corp. ADR	7,000	12,670
NetEase, Inc. ADR	40	10,156
Quanta Computer, Inc.	4,000	8,116
Total Technology		426,855
Diversified - 2.5%
Empresas COPEC S.A.	5,152	52,894
KOC Holding AS ADR	2,040	41,035
Siam Cement PCL	2,800	40,239
Aboitiz Equity Ventures, Inc.	24,000	35,832
Sime Darby BHD	14,400	28,966
Haci Omer Sabanci Holding AS	10,120	26,752
Remgro Ltd.[1]	1,120	18,728
IJM Corporation BHD	16,800	12,554
Grupo Carso SAB de CV	3,000	12,109
Alfa SAB de CV — Class A	8,737	11,388
CJ Corp.	56	8,794
Total Diversified		289,291
Total Common Stocks
(Cost $11,064,514)		10,806,488

PREFERRED STOCKS† - 2.2%
Itau Unibanco Holding S.A.	5,136	60,656
Grupo Aval Acciones y Valores S.A.	104,519	42,800
Grupo de Inversiones Suramericana	3,190	41,560
Samsung Electronics Company, Ltd.	24	32,445
Vale S.A.	3,109	30,126
Petroleo Brasileiro S.A.*	3,141	29,871
Gerdau S.A.	3,022	11,574
Hyundai Motor Co.	52	4,291
Total Preferred Stocks
(Cost $233,824)		253,323

RIGHT††† - 0.0%
Samsung Securities Co.
Expires 03/08/17*,2	29	743
Total Right
(Cost $–)		743

EXCHANGE-TRADED FUNDS† - 5.2%
iShares MSCI India ETF	18,094	513,146
VanEck Vectors Egypt Index ETF*,1	3,700	97,754
Total Exchange-Traded Funds
(Cost $672,420)		610,900

Guggenheim MSCI Emerging Markets Equal Country Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 3.4%
Joint Repurchase Agreements
Jefferies LLC issued 01/31/17 at 0.64% due 02/01/17	$250,000	$250,000
Cantor Fitzgerald Securities issued 01/31/17 at 0.56% due 02/01/17	150,835	150,835
Total Securities Lending Collateral
(Cost $400,835)		400,835
Total Investments - 103.3%
(Cost $12,371,593)		$12,072,289
Other Assets & Liabilities, net - (3.3)%		(387,186)
Total Net Assets - 100.0%		$11,685,103

Investment Concentration
At January 31, 2017, the investment diversification of the Fund by country was as follows:

Country	% of Total Investments
Poland	4.8%
Colombia	4.6%
Peru	4.6%
Hungary	4.6%
Brazil	4.5%
Republic of Korea	4.5%
Qatar	4.5%
India	4.4%
Thailand	4.4%
South Africa	4.3%
Turkey	4.3%
Indonesia	4.3%
Czech Republic	4.3%
United Arab Emirates	4.3%
Philippines	4.3%
Mexico	4.3%
Chile	4.2%
Russian Federation	4.2%
Taiwan, Province of China	4.2%
China	4.2%
Malaysia	4.2%
Egypt	4.1%
Greece	3.9%
Total Investments	100.0%

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2017 ─ See Note 3.
[2]	This security was fair valued by the Valuation Committee at January 31, 2017.
[3]	Securities lending collateral ─ See Note 3.
ADR	─ American Depositary Receipt
GDR	─ Global Depositary Receipt
plc	─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$10,730,837	$75,651	$—	$10,806,488
Exchange-Traded Funds	610,900	—	—	610,900
Preferred Stocks	253,323	—	—	253,323
Right	—	—	743	743
Securities Lending Collateral	—	400,835	—	400,835
Total	$11,595,060	$476,486	$743	$12,072,289

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

As of January 31, 2017, Guggenheim MSCI Emerging Markets Equal Country Weight ETF had securities with a total value of $75,651 transfer into Level 2 from Level 1 due to the changes in the securities valuation method. There were no other securities that transferred between levels.

Guggenheim S&P 100® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.7%
Consumer, Non-cyclical - 24.5%
Allergan plc	218	$47,717
Eli Lilly & Co.	619	47,682
Amgen, Inc.	293	45,907
Danaher Corp.	538	45,149
Altria Group, Inc.	634	45,129
Abbott Laboratories	1,071	44,736
Kraft Heinz Co.	501	44,734
Philip Morris International, Inc.	465	44,700
Mondelez International, Inc. — Class A	1,001	44,324
Procter & Gamble Co.	498	43,625
Medtronic plc	573	43,559
Celgene Corp.*	370	42,976
Merck & Company, Inc.	686	42,525
UnitedHealth Group, Inc.	262	42,470
Johnson & Johnson	374	42,356
PayPal Holdings, Inc.*	1,059	42,127
Pfizer, Inc.	1,325	42,042
PepsiCo, Inc.	405	42,031
Gilead Sciences, Inc.	578	41,876
AbbVie, Inc.	682	41,677
Coca-Cola Co.	1,000	41,570
Colgate-Palmolive Co.	634	40,944
Biogen, Inc.*	146	40,477
Bristol-Myers Squibb Co.	736	36,182
Total Consumer, Non-cyclical		1,036,515
Financial - 17.6%
Visa, Inc. — Class A	531	43,918
Allstate Corp.	579	43,547
American Express Co.	562	42,926
Mastercard, Inc. — Class A	402	42,745
U.S. Bancorp	807	42,488
Simon Property Group, Inc.	229	42,083
Berkshire Hathaway, Inc. — Class B*	255	41,856
JPMorgan Chase & Co.	491	41,553
Wells Fargo & Co.	735	41,403
Bank of America Corp.	1,819	41,182
American International Group, Inc.	638	40,998
Morgan Stanley	960	40,790
Capital One Financial Corp.	464	40,549
BlackRock, Inc. — Class A	108	40,390
Goldman Sachs Group, Inc.	174	39,902
MetLife, Inc.	732	39,828
Citigroup, Inc.	699	39,025
Bank of New York Mellon Corp.	864	38,647
Total Financial		743,830
Industrial - 12.8%
Boeing Co.	268	43,797
General Dynamics Corp.	239	43,278
Emerson Electric Co.	730	42,822
Honeywell International, Inc.	361	42,714
Union Pacific Corp.	400	42,632
Caterpillar, Inc.	440	42,090
United Technologies Corp.	383	42,004
Raytheon Co.	287	41,374
3M Co.	235	41,082
Lockheed Martin Corp.	162	40,715
FedEx Corp.	214	40,469
General Electric Co.	1,321	39,234
United Parcel Service, Inc. — Class B	351	38,305
Total Industrial		540,516
Consumer, Cyclical - 11.5%
Home Depot, Inc.	315	43,338
Costco Wholesale Corp.	263	43,118
NIKE, Inc. — Class B	812	42,955
McDonald's Corp.	346	42,410
CVS Health Corp.	524	41,296
Lowe's Companies, Inc.	562	41,071
General Motors Co.	1,115	40,820
Wal-Mart Stores, Inc.	599	39,977
Walgreens Boots Alliance, Inc.	486	39,823
Starbucks Corp.	715	39,482
Ford Motor Co.	3,189	39,416
Target Corp.	543	35,013
Total Consumer, Cyclical		488,719
Communications - 11.4%
Facebook, Inc. — Class A*	351	45,742
Comcast Corp. — Class A	605	45,629
Amazon.com, Inc.*	55	45,291
Walt Disney Co.	401	44,370
AT&T, Inc.	1,040	43,847
Cisco Systems, Inc.	1,397	42,916
Time Warner, Inc.	441	42,711
Priceline Group, Inc.*	27	42,529
Verizon Communications, Inc.	816	39,992
Twenty-First Century Fox, Inc. — Class A	1,025	32,165
Alphabet, Inc. — Class A*	26	21,324
Alphabet, Inc. — Class C*	26	20,717
Twenty-First Century Fox, Inc. — Class B	469	14,544
Total Communications		481,777
Technology - 7.9%
Apple, Inc.	369	44,778
Texas Instruments, Inc.	583	44,039
International Business Machines Corp.	252	43,979
Microsoft Corp.	678	43,833
Intel Corp.	1,174	43,227
Oracle Corp.	1,036	41,554
Accenture plc — Class A	341	38,830
QUALCOMM, Inc.	613	32,753
Total Technology		332,993
Energy - 6.9%
Kinder Morgan, Inc.	1,991	44,479
Halliburton Co.	775	43,842
Schlumberger Ltd.	495	41,436
Chevron Corp.	363	40,420
ConocoPhillips	827	40,325
Occidental Petroleum Corp.	595	40,323
Exxon Mobil Corp.	472	39,596
Total Energy		290,421
Utilities - 4.1%
NextEra Energy, Inc.	361	44,662
Duke Energy Corp.	554	43,511

Guggenheim S&P 100® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

Shares	Value
COMMON STOCKS† - 99.7% (continued)
Utilities - 4.1% (continued)
Southern Co.	876	$43,301
Exelon Corp.	1,203	43,164
Total Utilities		174,638
Basic Materials - 3.0%
Monsanto Co.	402	43,541
Dow Chemical Co.	728	43,410
EI du Pont de Nemours & Co.	561	42,356
Total Basic Materials		129,307
Total Common Stocks
(Cost $4,164,236)		4,218,716
Total Investments - 99.7%
(Cost $4,164,236)		$4,218,716
Other Assets & Liabilities, net - 0.3%		13,537
Total Net Assets - 100.0%		$4,232,253

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
plc	─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$4,218,716	$—	$—	$4,218,716

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended January 31, 2017, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8%
Retail - 39.3%
Chipotle Mexican Grill, Inc. — Class A*,1	2,916	$1,228,919
AutoNation, Inc.*	22,030	1,170,234
Ulta Beauty, Inc.*	4,295	1,169,443
CarMax, Inc.*,1	17,179	1,146,011
Home Depot, Inc.	8,087	1,112,610
Yum! Brands, Inc.	16,726	1,096,055
McDonald's Corp.	8,897	1,090,505
Genuine Parts Co.	10,936	1,058,714
Lowe's Companies, Inc.	14,442	1,055,421
Ross Stores, Inc.	15,954	1,054,718
Coach, Inc.	27,961	1,044,343
TJX Companies, Inc.	13,826	1,035,844
Dollar General Corp.	13,974	1,031,561
Tractor Supply Co.	13,931	1,026,297
O'Reilly Automotive, Inc.*	3,909	1,025,213
Starbucks Corp.	18,362	1,013,950
Advance Auto Parts, Inc.	6,144	1,009,091
Darden Restaurants, Inc.	13,725	1,005,768
Tiffany & Co.[1]	12,688	998,799
Staples, Inc.	107,770	991,484
Best Buy Co., Inc.	22,016	980,152
AutoZone, Inc.*	1,343	973,648
The Gap, Inc.	41,589	957,795
PVH Corp.	10,130	950,295
Dollar Tree, Inc.*	12,291	948,742
Foot Locker, Inc.	13,811	946,606
Bed Bath & Beyond, Inc.	22,437	905,333
Target Corp.	13,940	898,851
L Brands, Inc.	14,508	873,527
Signet Jewelers Ltd.[1]	10,928	848,778
Urban Outfitters, Inc.*	31,553	837,417
Nordstrom, Inc.[1]	17,758	785,259
Macy's, Inc.	25,420	750,906
Kohl's Corp.	18,761	747,251
Total Retail		33,769,540
Media - 14.6%
Charter Communications, Inc. — Class A*	3,869	1,253,363
Viacom, Inc. — Class B	27,934	1,177,140
Comcast Corp. — Class A	15,534	1,171,574
Scripps Networks Interactive, Inc. — Class A1	15,042	1,145,599
Walt Disney Co.	10,288	1,138,367
CBS Corp. — Class B	17,245	1,112,130
Time Warner, Inc.	11,328	1,097,117
TEGNA, Inc.	46,640	1,068,522
News Corp. — Class A	67,624	831,099
Twenty-First Century Fox, Inc. — Class A	26,318	825,859
Discovery Communications, Inc. — Class C*	22,559	625,110
Discovery Communications, Inc. — Class A*,1	15,181	430,381
Twenty-First Century Fox, Inc. — Class B	12,048	373,608
News Corp. — Class B	21,285	269,255
Total Media		12,519,124
Apparel - 6.7%
Hanesbrands, Inc.	47,110	1,116,978
NIKE, Inc. — Class B	20,857	1,103,335
VF Corp.	19,077	982,084
Michael Kors Holdings Ltd.*	21,856	935,655
Ralph Lauren Corp. — Class A	9,897	875,192
Under Armour, Inc. — Class A*,1	17,415	374,248
Under Armour, Inc. — Class C*	17,504	336,427
Total Apparel		5,723,919
Internet - 6.6%
Netflix, Inc.*	8,780	1,235,434
TripAdvisor, Inc.*,1	21,914	1,159,250
Amazon.com, Inc.*	1,403	1,155,342
Priceline Group, Inc.*	692	1,089,990
Expedia, Inc.	8,696	1,057,347
Total Internet		5,697,363
Lodging - 3.9%
Wynn Resorts Ltd.	11,741	1,190,890
Wyndham Worldwide Corp.	13,852	1,095,139
Marriott International, Inc. — Class A	12,912	1,092,355
Total Lodging		3,378,384
Home Builders - 3.9%
PulteGroup, Inc.	55,040	1,183,910
DR Horton, Inc.	37,381	1,118,066
Lennar Corp. — Class A	24,064	1,074,458
Total Home Builders		3,376,434
Leisure Time - 3.9%
Royal Caribbean Cruises Ltd.	12,517	1,171,966
Carnival Corp.	20,225	1,120,061
Harley-Davidson, Inc.[1]	17,741	1,011,947
Total Leisure Time		3,303,974
Home Furnishings - 3.7%
Harman International Industries, Inc.	9,830	1,092,703
Whirlpool Corp.	6,210	1,086,067
Leggett & Platt, Inc.	21,654	1,033,329
Total Home Furnishings		3,212,099
Auto Parts & Equipment - 3.7%
Goodyear Tire & Rubber Co.	33,523	1,085,810
Delphi Automotive plc	15,084	1,056,785
BorgWarner, Inc.[1]	25,770	1,052,189
Total Auto Parts & Equipment		3,194,784
Advertising - 2.5%
Omnicom Group, Inc.	12,418	1,063,602
Interpublic Group of Companies, Inc.	45,119	1,061,650
Total Advertising		2,125,252
Auto Manufacturers - 2.4%
General Motors Co.	28,644	1,048,657
Ford Motor Co.	81,912	1,012,432
Total Auto Manufacturers		2,061,089
Toys, Games & Hobbies - 2.3%
Hasbro, Inc.	12,543	1,034,923
Mattel, Inc.	36,582	958,814
Total Toys, Games & Hobbies		1,993,737
Textiles - 1.4%
Mohawk Industries, Inc.*	5,397	1,164,888

Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Housewares - 1.3%
Newell Brands, Inc.	23,694	$1,121,437
Electronics - 1.2%
Garmin Ltd.[1]	21,568	1,041,519
Commercial Services - 1.2%
H&R Block, Inc.[1]	47,005	1,008,727
Distribution & Wholesale - 1.2%
LKQ Corp.*	31,461	1,003,921
Total Common Stocks
(Cost $94,028,013)		85,696,191

SHORT-TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.34%[2]	137,874	137,874
Total Short-Term Investments
(Cost $137,874)		137,874

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 7.2%
Joint Repurchase Agreements
Jefferies LLC issued 01/31/17 at 0.64% due 02/01/17	$1,435,437	1,435,437
Daiwa Capital Markets America issued 01/31/17 at 0.58% due 02/01/17	1,435,437	1,435,437
Cantor Fitzgerald Securities issued 01/31/17 at 0.56% due 02/01/17	1,435,437	1,435,437
Nomura Securities International, Inc. issued 01/31/17 at 0.55% due 02/01/17	1,435,437	1,435,437
RBC Dominion Securities, Inc. issued 01/31/17 at 0.56% due 02/01/17	425,439	425,439
Total Securities Lending Collateral
(Cost $6,167,187)		6,167,187
Total Investments - 107.2%
(Cost $100,333,074)		$92,001,252
Other Assets & Liabilities, net - (7.2)%		(6,143,985)
Total Net Assets - 100.0%		$85,857,267

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2017 — See Note 3.
[2]	Rate indicated is the 7 day yield as of January 31, 2017.
[3]	Securities lending collateral — See Note 3.
plc	─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$85,696,191	$—	$—	$85,696,191
Securities Lending Collateral	—	6,167,187	—	6,167,187
Short-Term Investments	137,874	—	—	137,874
Total	$85,834,065	$6,167,187	$—	$92,001,252

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended January 31, 2017, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Consumer Staples ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.7%
Food - 38.0%
Kraft Heinz Co.	161,739	$14,441,675
Hormel Foods Corp.	394,013	14,302,672
Mondelez International, Inc. — Class A	322,995	14,302,219
Campbell Soup Co.	229,236	14,265,356
Hershey Co.	135,097	14,248,681
JM Smucker Co.	103,838	14,106,392
McCormick & Company, Inc.	146,598	14,007,439
Conagra Brands, Inc.	352,507	13,779,499
Tyson Foods, Inc. — Class A	218,830	13,740,336
Kellogg Co.	185,344	13,476,362
General Mills, Inc.	214,400	13,395,712
Kroger Co.	389,607	13,231,053
Sysco Corp.	245,696	12,889,212
Whole Foods Market, Inc.[1]	422,921	12,780,673
Total Food		192,967,281
Beverages - 18.5%
Dr Pepper Snapple Group, Inc.	150,821	13,754,875
PepsiCo, Inc.	130,830	13,577,537
Brown-Forman Corp. — Class B	295,403	13,470,377
Coca-Cola Co.	322,629	13,411,688
Constellation Brands, Inc. — Class A	88,666	13,278,620
Molson Coors Brewing Co. — Class B	136,810	13,204,901
Monster Beverage Corp.*	307,680	13,107,168
Total Beverages		93,805,166
Agriculture - 11.1%
Reynolds American, Inc.	245,656	14,771,294
Altria Group, Inc.	204,470	14,554,175
Philip Morris International, Inc.	150,158	14,434,689
Archer-Daniels-Midland Co.	291,029	12,880,944
Total Agriculture		56,641,102
Cosmetics & Personal Care - 10.8%
Procter & Gamble Co.	160,606	14,069,086
Estee Lauder Companies, Inc. — Class A	169,990	13,804,888
Coty, Inc. — Class A	707,222	13,578,662
Colgate-Palmolive Co.	204,406	13,200,539
Total Cosmetics & Personal Care		54,653,175
Retail - 10.4%
Costco Wholesale Corp.	84,847	13,910,666
CVS Health Corp.	169,104	13,327,086
Wal-Mart Stores, Inc.	193,351	12,904,246
Walgreens Boots Alliance, Inc.	156,848	12,852,125
Total Retail		52,994,123
Household Products & Housewares - 8.3%
Kimberly-Clark Corp.	118,227	14,320,837
Clorox Co.	117,531	14,103,720
Church & Dwight Company, Inc.	305,738	13,825,472
Total Household Products & Housewares		42,250,029
Pharmaceuticals - 2.6%
Mead Johnson Nutrition Co. — Class A	183,859	12,954,705
Total Common Stocks
(Cost $514,379,919)		506,265,581

SHORT-TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.34%[2]	1,087,501	1,087,501
Total Short-Term Investments
(Cost $1,087,501)		1,087,501

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 2.5%
Joint Repurchase Agreements
Jefferies LLC issued 01/31/17 at 0.64% due 02/01/17	$2,990,698	2,990,698
Daiwa Capital Markets America issued 01/31/17 at 0.58% due 02/01/17	2,990,698	2,990,698
Cantor Fitzgerald Securities issued 01/31/17 at 0.56% due 02/01/17	2,990,698	2,990,698
Nomura Securities International, Inc. issued 01/31/17 at 0.55% due 02/01/17	2,990,698	2,990,698
RBC Dominion Securities, Inc. issued 01/31/17 at 0.56% due 02/01/17	886,397	886,397
Total Securities Lending Collateral
(Cost $12,849,189)		12,849,189
Total Investments - 102.4%
(Cost $528,316,609)		$520,202,271
Other Assets & Liabilities, net - (2.4)%		(12,423,828)
Total Net Assets - 100.0%		$507,778,443

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2017 ─ See Note 3.
[2]	Rate indicated is the 7 day yield as of January 31, 2017.
[3]	Securities lending collateral ─ See Note 3.

See Sector Classification in Other Information section.

Guggenheim S&P 500® Equal Weight Consumer Staples ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

The following table summarizes the inputs used to value the Fund's investments at January 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$506,265,581	$—	$—	$506,265,581
Securities Lending Collateral	—	12,849,189	—	12,849,189
Short-Term Investments	1,087,501	—	—	1,087,501
Total	$507,353,082	$12,849,189	$—	$520,202,271

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended January 31, 2017, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Energy ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8%
Oil & Gas - 73.4%
Noble Energy, Inc.	233,988	$9,303,362
Anadarko Petroleum Corp.	130,489	9,072,899
Concho Resources, Inc.*	64,592	9,006,708
Marathon Petroleum Corp.	185,999	8,937,251
Valero Energy Corp.	135,230	8,892,725
Pioneer Natural Resources Co.	49,159	8,859,927
Chevron Corp.	79,401	8,841,302
ConocoPhillips	181,127	8,831,753
Occidental Petroleum Corp.	130,287	8,829,550
Cimarex Energy Co.	64,943	8,780,943
EOG Resources, Inc.	86,386	8,775,090
Devon Energy Corp.	191,296	8,711,620
Exxon Mobil Corp.	103,318	8,667,347
Phillips 66	105,503	8,611,155
Marathon Oil Corp.	503,882	8,440,024
Transocean Ltd.*,1	596,355	8,331,080
Apache Corp.	138,161	8,264,791
Cabot Oil & Gas Corp. — Class A	384,603	8,261,272
Tesoro Corp.	101,970	8,244,275
Murphy Oil Corp.[1]	278,830	8,060,975
Helmerich & Payne, Inc.[1]	112,484	8,004,361
Hess Corp.	146,520	7,938,454
Newfield Exploration Co.*	192,298	7,707,304
Chesapeake Energy Corp.*,1	1,191,180	7,683,111
Range Resources Corp.	237,125	7,668,623
Equities Corp.	123,100	7,463,553
Southwestern Energy Co.*	729,251	6,570,552
Total Oil & Gas		226,760,007
Oil & Gas Services - 14.5%
Halliburton Co.	169,665	9,597,948
Schlumberger Ltd.	108,467	9,079,773
Baker Hughes, Inc.	138,657	8,746,484
TechnipFMC plc*	260,064	8,743,352
National Oilwell Varco, Inc.	231,166	8,740,386
Total Oil & Gas Services		44,907,943
Pipelines - 11.9%
Kinder Morgan, Inc.	436,029	9,740,887
Spectra Energy Corp.	224,947	9,369,043
ONEOK, Inc.	161,299	8,889,188
Williams Companies, Inc.	304,496	8,781,665
Total Pipelines		36,780,783
Total Common Stocks
(Cost $300,068,249)		308,448,733

SHORT-TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.34%[2]	642,409	642,409
Total Short-Term Investments
(Cost $642,409)		642,409

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 5.4%
Joint Repurchase Agreements
Citigroup Global Markets, Inc. issued 01/31/17 at 0.56% due 02/01/17	$3,901,017	3,901,017
Mizuho Securities (USA), Inc. issued 01/31/17 at 0.56% due 02/01/17	3,901,017	3,901,017
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 01/31/17 at 0.55% due 02/01/17	3,901,017	3,901,017
HSBC Securities (USA), Inc. issued 01/31/17 at 0.53% due 02/01/17	3,901,017	3,901,017
Credit Suisse Securities (USA), LLC issued 01/31/17 at 0.54% due 02/01/17	1,156,183	1,156,183
Total Securities Lending Collateral
(Cost $16,760,251)		16,760,251
Total Investments - 105.4%
(Cost $317,470,909)		$325,851,393
Other Assets & Liabilities, net - (5.4)%		(16,666,802)
Total Net Assets - 100.0%		$309,184,591

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2017 — See Note 3.
[2]	Rate indicated is the 7 day yield as of January 31, 2017.
[3]	Securities lending collateral — See Note 3.
plc	— Public Limited Company

See Sector Classification in Other Information section.

Guggenheim S&P 500® Equal Weight Energy ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

The following table summarizes the inputs used to value the Fund's investments at January 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$308,448,733	$—	$—	$308,448,733
Securities Lending Collateral	—	16,760,251	—	16,760,251
Short-Term Investments	642,409	—	—	642,409
Total	$309,091,142	$16,760,251	$—	$325,851,393

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended January 31, 2017, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8%
Consumer, Non-cyclical - 21.4%
Illumina, Inc.*	202,495	$32,419,449
United Rentals, Inc.*	230,998	29,223,557
Boston Scientific Corp.*	1,199,067	28,849,552
Allergan plc	129,830	28,418,488
Eli Lilly & Co.	367,799	28,331,556
Zimmer Biomet Holdings, Inc.	237,186	28,066,219
Vertex Pharmaceuticals, Inc.*	325,494	27,950,169
Centene Corp.*	439,338	27,796,916
Intuitive Surgical, Inc.*	39,892	27,632,789
AmerisourceBergen Corp. — Class A	316,208	27,598,634
CR Bard, Inc.	115,229	27,347,299
HCA Holdings, Inc.*	340,641	27,346,659
Amgen, Inc.	173,907	27,247,749
Reynolds American, Inc.	452,332	27,198,724
Cigna Corp.	185,070	27,060,935
Cooper Companies, Inc.	146,287	27,006,043
IDEXX Laboratories, Inc.*	219,764	26,883,730
Danaher Corp.	319,540	26,815,798
Altria Group, Inc.	376,573	26,804,466
Global Payments, Inc.	345,677	26,713,918
Baxter International, Inc.	556,492	26,661,532
Kraft Heinz Co.	297,846	26,594,669
Abbott Laboratories	636,524	26,587,607
Philip Morris International, Inc.	276,471	26,577,157
Becton Dickinson and Co.	149,882	26,572,580
Edwards Lifesciences Corp.*,1	276,091	26,570,998
Stryker Corp.	214,134	26,451,973
Zoetis, Inc.	480,835	26,417,075
Kimberly-Clark Corp.	217,754	26,376,542
Anthem, Inc.	171,003	26,358,402
Mondelez International, Inc. — Class A	594,858	26,340,313
Hormel Foods Corp.	725,613	26,339,752
Campbell Soup Co.	422,177	26,272,075
Hershey Co.	248,828	26,243,890
Henry Schein, Inc.*	163,985	26,214,642
Laboratory Corporation of America Holdings*	195,285	26,209,200
Thermo Fisher Scientific, Inc.	171,552	26,142,809
S&P Global, Inc.	216,930	26,070,647
Mylan N.V.*	683,489	26,006,756
JM Smucker Co.[1]	191,177	25,971,395
Clorox Co.	216,393	25,967,160
Moody's Corp.	250,086	25,926,416
Hologic, Inc.*	639,452	25,916,990
Procter & Gamble Co.	295,741	25,906,911
Medtronic plc	340,202	25,862,156
McCormick & Company, Inc.	269,937	25,792,480
Patterson Companies, Inc.[1]	617,671	25,701,290
Automatic Data Processing, Inc.	254,079	25,659,438
Cardinal Health, Inc.	341,594	25,605,886
Celgene Corp.*	219,846	25,535,113
Total System Services, Inc.	502,569	25,470,197
Church & Dwight Company, Inc.	562,976	25,457,775
Estee Lauder Companies, Inc. — Class A	313,008	25,419,380
Conagra Brands, Inc.	649,177	25,376,329
Dr Pepper Snapple Group, Inc.	277,758	25,331,530
Tyson Foods, Inc. — Class A	402,979	25,303,051
Merck & Company, Inc.	407,560	25,264,644
UnitedHealth Group, Inc.	155,844	25,262,312
Quanta Services, Inc.*	701,315	25,170,195
Johnson & Johnson	222,239	25,168,567
Quest Diagnostics, Inc.	273,734	25,161,629
Avery Dennison Corp.	343,592	25,089,088
Universal Health Services, Inc. — Class B	222,595	25,070,875
PayPal Holdings, Inc.*	629,361	25,035,981
Coty, Inc. — Class A	1,302,359	25,005,293
PepsiCo, Inc.	240,936	25,004,338
Equifax, Inc.	212,968	24,976,887
Pfizer, Inc.	787,119	24,975,286
Ecolab, Inc.	207,077	24,876,160
Gilead Sciences, Inc.	343,237	24,867,521
Verisk Analytics, Inc. — Class A*	300,880	24,864,723
Kellogg Co.	341,285	24,814,832
Brown-Forman Corp. — Class B1	544,032	24,807,859
AbbVie, Inc.	405,491	24,779,555
Alexion Pharmaceuticals, Inc.*	188,991	24,697,344
Coca-Cola Co.	594,085	24,696,113
General Mills, Inc.	394,817	24,668,166
Constellation Brands, Inc. — Class A	163,329	24,460,151
Kroger Co.	717,491	24,365,995
Humana, Inc.	122,709	24,357,737
Molson Coors Brewing Co. — Class B	251,969	24,320,048
Colgate-Palmolive Co.	376,467	24,312,239
Robert Half International, Inc.	514,765	24,224,841
Varian Medical Systems, Inc.*,1	311,845	24,214,764
Monster Beverage Corp.*	566,628	24,138,353
Regeneron Pharmaceuticals, Inc.*	66,982	24,065,963
Biogen, Inc.*	86,762	24,053,897
Cintas Corp.	206,733	24,003,769
Dentsply Sirona, Inc.	422,782	23,971,739
DaVita, Inc.*	375,263	23,923,016
Nielsen Holdings plc	584,125	23,896,554
Mead Johnson Nutrition Co. — Class A	338,548	23,854,092
McKesson Corp.	170,600	23,738,990
Sysco Corp.	452,403	23,733,061
Archer-Daniels-Midland Co.	535,950	23,721,147
Express Scripts Holding Co.*	344,236	23,710,976
Envision Healthcare Corp.*	348,154	23,674,472
Whole Foods Market, Inc.	778,752	23,533,885
H&R Block, Inc.[1]	1,087,263	23,332,664
Mallinckrodt plc*	474,375	23,116,294
Perrigo Company plc[1]	302,498	23,035,223
Aetna, Inc.	193,532	22,954,831
Western Union Co.[1]	1,133,665	22,197,161
Bristol-Myers Squibb Co.	437,458	21,505,435
Endo International plc*	1,595,461	19,528,443
Total Consumer, Non-cyclical		2,678,127,874
Financial - 18.2%
Digital Realty Trust, Inc.[1]	265,475	28,573,074
Equinix, Inc.	72,045	27,735,884

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Financial - 18.2% (continued)
Progressive Corp.	728,173	$27,262,797
Realty Income Corp.	448,705	26,756,279
Arthur J Gallagher & Co.	491,571	26,461,267
M&T Bank Corp.	161,841	26,310,491
Assurant, Inc.	270,711	26,294,159
E*TRADE Financial Corp.*	700,157	26,220,880
Charles Schwab Corp.	634,642	26,172,636
PNC Financial Services Group, Inc.	216,895	26,127,173
Visa, Inc. — Class A	315,280	26,076,809
Unum Group	572,855	26,024,803
Apartment Investment & Management Co. — Class A	589,790	25,992,045
Allstate Corp.	344,284	25,893,600
SunTrust Banks, Inc.	454,975	25,851,680
Iron Mountain, Inc.	720,193	25,782,910
Vornado Realty Trust	241,719	25,697,147
Nasdaq, Inc.	363,636	25,650,884
Crown Castle International Corp.	291,635	25,614,302
AvalonBay Communities, Inc.	147,596	25,579,863
Essex Property Trust, Inc.	114,034	25,577,826
American Express Co.	333,762	25,492,742
UDR, Inc.	728,809	25,471,875
Willis Towers Watson plc[1]	203,260	25,433,924
Citizens Financial Group, Inc.	702,740	25,418,106
Mid-America Apartment Communities, Inc.	267,618	25,410,329
Mastercard, Inc. — Class A	238,958	25,408,404
Boston Properties, Inc.	193,796	25,367,896
XL Group Ltd.	673,465	25,302,080
Aflac, Inc.	361,290	25,286,687
U.S. Bancorp	479,491	25,245,201
Welltower, Inc.	379,987	25,193,138
HCP, Inc.[1]	830,690	25,186,521
American Tower Corp. — Class A	242,422	25,090,677
Hartford Financial Services Group, Inc.	514,065	25,040,106
Simon Property Group, Inc.	136,041	25,000,255
Huntington Bancshares, Inc.	1,847,035	24,990,384
Torchmark Corp.	338,583	24,899,394
Aon plc	220,789	24,882,920
Berkshire Hathaway, Inc. — Class B*	151,306	24,835,367
Federal Realty Investment Trust	176,336	24,762,864
Chubb Ltd.	188,309	24,760,750
Prudential Financial, Inc.	235,366	24,739,320
Lincoln National Corp.	366,240	24,724,862
JPMorgan Chase & Co.	291,896	24,703,159
Travelers Companies, Inc.	209,376	24,660,305
Ventas, Inc.	399,530	24,639,015
Regions Financial Corp.	1,709,103	24,628,174
CME Group, Inc. — Class A	203,343	24,620,770
Wells Fargo & Co.	436,707	24,599,705
SL Green Realty Corp.	225,683	24,592,677
Alliance Data Systems Corp.	107,479	24,546,054
Loews Corp.	526,796	24,538,158
Public Storage	113,856	24,479,040
Synchrony Financial	683,102	24,468,713
Bank of America Corp.	1,080,704	24,467,139
Marsh & McLennan Companies, Inc.	359,230	24,434,825
Intercontinental Exchange, Inc.	418,212	24,406,852
BB&T Corp.	528,108	24,393,309
American International Group, Inc.	379,093	24,360,516
Zions Bancorporation	577,173	24,350,929
KeyCorp	1,351,717	24,290,354
Morgan Stanley	570,619	24,245,601
Fifth Third Bancorp	927,982	24,220,330
Franklin Resources, Inc.	608,413	24,178,332
Equity Residential	396,911	24,120,281
Capital One Financial Corp.	275,854	24,106,881
Macerich Co.	350,792	24,095,902
Comerica, Inc.	356,362	24,065,126
BlackRock, Inc. — Class A	64,268	24,034,947
Extra Space Storage, Inc.	332,646	23,967,144
Kimco Realty Corp.	960,420	23,904,854
Weyerhaeuser Co.	762,652	23,893,887
Discover Financial Services	342,691	23,741,632
GGP, Inc.	952,449	23,658,833
MetLife, Inc.	434,780	23,656,380
Goldman Sachs Group, Inc.	103,119	23,647,249
Principal Financial Group, Inc.	413,834	23,625,783
Ameriprise Financial, Inc.	210,420	23,623,853
State Street Corp.	309,844	23,610,113
Affiliated Managers Group, Inc.	154,930	23,605,135
Host Hotels & Resorts, Inc.	1,300,958	23,508,311
People's United Financial, Inc.[1]	1,252,035	23,475,656
Prologis, Inc.	476,314	23,267,939
Citigroup, Inc.	415,558	23,200,603
Northern Trust Corp.	279,161	23,159,197
CBRE Group, Inc. — Class A*	760,986	23,103,535
Bank of New York Mellon Corp.	513,243	22,957,359
Cincinnati Financial Corp.	319,005	22,515,373
Invesco Ltd.	760,986	22,007,715
T. Rowe Price Group, Inc.	325,779	21,970,536
Navient Corp.	1,441,541	21,680,777
Total Financial		2,275,629,269
Consumer, Cyclical - 14.1%
Chipotle Mexican Grill, Inc. — Class A*,1	67,469	28,434,135
Wynn Resorts Ltd.[1]	271,618	27,550,214
PulteGroup, Inc.	1,273,157	27,385,607
Royal Caribbean Cruises Ltd.	289,503	27,106,166
AutoNation, Inc.*	509,599	27,069,899
Ulta Beauty, Inc.*	99,349	27,050,746
Mohawk Industries, Inc.*	124,853	26,948,272
CarMax, Inc.*,1	397,338	26,506,418
WW Grainger, Inc.	104,172	26,310,721
Southwest Airlines Co.	501,197	26,217,615
Alaska Air Group, Inc.[1]	277,972	26,079,333
Newell Brands, Inc.	548,054	25,939,396
Carnival Corp.	467,829	25,908,370
DR Horton, Inc.	864,667	25,862,190
Hanesbrands, Inc.	1,089,669	25,836,053
Home Depot, Inc.	187,072	25,737,366
Costco Wholesale Corp.	156,236	25,614,893
NIKE, Inc. — Class B	482,469	25,522,610
Yum! Brands, Inc.	386,889	25,352,836

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Cyclical - 14.1% (continued)
Wyndham Worldwide Corp.	320,446	$25,334,461
Fastenal Co.	509,088	25,291,492
Harman International Industries, Inc.	227,355	25,272,782
Marriott International, Inc. — Class A1	298,632	25,264,267
McDonald's Corp.	205,775	25,221,842
Whirlpool Corp.	143,684	25,128,895
Goodyear Tire & Rubber Co.[1]	775,397	25,115,109
Lennar Corp. — Class A	556,599	24,852,145
PACCAR, Inc.	368,693	24,816,726
CVS Health Corp.	311,439	24,544,508
Genuine Parts Co.	252,966	24,489,638
Delphi Automotive plc	348,901	24,444,004
Lowe's Companies, Inc.	334,122	24,417,636
Ross Stores, Inc.	369,013	24,395,450
BorgWarner, Inc.[1]	596,111	24,339,212
General Motors Co.	662,527	24,255,113
Coach, Inc.	646,810	24,158,354
TJX Companies, Inc.	319,829	23,961,588
Hasbro, Inc.[1]	290,099	23,936,068
Leggett & Platt, Inc.[1]	500,804	23,898,367
Dollar General Corp.	323,231	23,860,912
Wal-Mart Stores, Inc.[1]	356,005	23,759,774
Tractor Supply Co.	322,266	23,741,336
O'Reilly Automotive, Inc.*	90,437	23,718,912
Walgreens Boots Alliance, Inc.	288,862	23,669,352
Starbucks Corp.	424,772	23,455,910
Ford Motor Co.	1,894,719	23,418,727
Harley-Davidson, Inc.	410,381	23,408,132
United Continental Holdings, Inc.*	331,954	23,392,798
Advance Auto Parts, Inc.	142,097	23,338,011
Darden Restaurants, Inc.	317,483	23,265,154
LKQ Corp.*	727,661	23,219,663
Tiffany & Co.[1]	293,442	23,099,754
Staples, Inc.	2,492,797	22,933,732
Delta Air Lines, Inc.	481,920	22,765,901
VF Corp.	441,192	22,712,564
Best Buy Co., Inc.[1]	509,195	22,669,361
AutoZone, Inc.*	31,074	22,528,029
American Airlines Group, Inc.	502,675	22,243,369
Mattel, Inc.	846,137	22,177,251
The Gap, Inc.[1]	961,971	22,154,192
PVH Corp.	234,342	21,983,623
Dollar Tree, Inc.*	284,301	21,945,194
Foot Locker, Inc.	319,540	21,901,272
Michael Kors Holdings Ltd.*	505,520	21,641,311
Bed Bath & Beyond, Inc.[1]	519,003	20,941,771
Target Corp.	322,484	20,793,768
Ralph Lauren Corp. — Class A	228,966	20,247,463
L Brands, Inc.[1]	335,549	20,203,405
Signet Jewelers Ltd.[1]	252,752	19,631,248
Urban Outfitters, Inc.*	729,817	19,369,343
Nordstrom, Inc.[1]	410,776	18,164,515
Macy's, Inc.	587,946	17,367,925
Kohl's Corp.[1]	433,970	17,285,025
Under Armour, Inc. — Class A*,1	402,801	8,656,193
Under Armour, Inc. — Class C*	404,922	7,782,601
Total Consumer, Cyclical		1,759,017,988
Industrial - 13.4%
CSX Corp.	669,541	31,060,007
Corning, Inc.[1]	1,016,013	26,914,185
Norfolk Southern Corp.	225,610	26,500,151
Rockwell Automation, Inc.	178,788	26,458,836
Agilent Technologies, Inc.	538,948	26,392,283
TE Connectivity Ltd.	352,662	26,220,420
Arconic, Inc.	1,144,616	26,085,799
Boeing Co.	159,424	26,053,070
Stericycle, Inc.*,1	335,502	25,880,624
Cummins, Inc.	175,434	25,790,552
Deere & Co.	240,829	25,780,744
Parker-Hannifin Corp.	175,137	25,767,908
General Dynamics Corp.	142,251	25,758,811
Roper Technologies, Inc.	134,252	25,756,246
Snap-on, Inc.	141,622	25,708,642
Stanley Black & Decker, Inc.	207,077	25,677,548
Fortive Corp.	462,116	25,559,636
Emerson Electric Co.	434,041	25,460,845
Honeywell International, Inc.	214,732	25,407,090
Eaton Corp. plc	358,826	25,397,704
WestRock Co.	475,776	25,387,407
Republic Services, Inc. — Class A	441,526	25,334,762
Union Pacific Corp.	237,700	25,334,066
Waters Corp.*	178,848	25,333,819
Dover Corp.	324,765	25,250,479
Mettler-Toledo International, Inc.*,1	59,185	25,250,097
Ingersoll-Rand plc	318,053	25,237,506
Masco Corp.	765,220	25,213,999
Sealed Air Corp.	517,858	25,116,113
Johnson Controls International plc[1]	570,619	25,095,824
AMETEK, Inc.	490,536	25,066,390
Caterpillar, Inc.[1]	261,190	24,985,435
L3 Technologies, Inc.	157,441	24,984,313
Illinois Tool Works, Inc.	196,412	24,983,606
Allegion plc	379,928	24,949,872
United Technologies Corp.	227,260	24,923,604
Kansas City Southern	290,064	24,919,398
Vulcan Materials Co.	194,117	24,911,035
J.B. Hunt Transport Services, Inc.	251,360	24,904,749
Martin Marietta Materials, Inc.	107,942	24,783,483
PerkinElmer, Inc.[1]	465,877	24,779,998
Waste Management, Inc.	356,410	24,770,495
Ball Corp.	324,694	24,761,164
CH Robinson Worldwide, Inc.[1]	323,872	24,633,704
Raytheon Co.	170,540	24,585,046
Amphenol Corp. — Class A	364,182	24,578,643
3M Co.	139,763	24,433,368
Textron, Inc.	515,696	24,428,520
Fortune Brands Home & Security, Inc.	442,657	24,403,680
Harris Corp.	236,461	24,286,909
Pentair plc	414,226	24,286,070
Fluor Corp.	436,707	24,237,238
Lockheed Martin Corp.	96,161	24,168,144

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Industrial - 13.4% (continued)
Garmin Ltd.[1]	498,891	$24,091,446
FedEx Corp.	126,950	24,007,515
Rockwell Collins, Inc.[1]	264,391	23,996,127
Northrop Grumman Corp.	104,670	23,977,804
FLIR Systems, Inc.	678,620	23,975,645
Xylem, Inc.	484,740	23,902,529
Jacobs Engineering Group, Inc.	405,301	23,730,374
Flowserve Corp.[1]	482,469	23,718,176
Ryder System, Inc.	303,428	23,546,013
Expeditors International of Washington, Inc.	451,703	23,524,692
General Electric Co.	785,216	23,320,915
United Parcel Service, Inc. — Class B	208,670	22,772,157
TransDigm Group, Inc.	99,990	21,637,836
Acuity Brands, Inc.	100,227	20,770,041
Total Industrial		1,670,921,307
Technology - 9.3%
Skyworks Solutions, Inc.	324,326	29,753,668
NVIDIA Corp.	271,785	29,673,486
Western Digital Corp.	368,539	29,383,615
Micron Technology, Inc.*	1,217,236	29,347,560
Seagate Technology plc[1]	633,621	28,607,988
Qorvo, Inc.*,1	441,838	28,370,418
Broadcom Ltd.	139,312	27,792,744
salesforce.com, Inc.*	350,650	27,736,414
Cerner Corp.*	515,601	27,692,930
Lam Research Corp.	239,673	27,528,840
KLA-Tencor Corp.	323,196	27,507,212
Activision Blizzard, Inc.	678,264	27,272,995
Adobe Systems, Inc.*	239,187	27,119,022
Apple, Inc.	218,953	26,569,947
Electronic Arts, Inc.*	316,902	26,439,134
Applied Materials, Inc.	771,378	26,419,697
Akamai Technologies, Inc.*	384,199	26,352,209
NetApp, Inc.	685,269	26,259,508
Fidelity National Information Services, Inc.	330,205	26,224,881
Texas Instruments, Inc.	346,606	26,182,617
International Business Machines Corp.	149,871	26,155,487
Microchip Technology, Inc.[1]	386,664	26,041,820
Microsoft Corp.	402,670	26,032,616
Xilinx, Inc.	446,276	25,973,263
Xerox Corp.	3,735,062	25,883,980
Intel Corp.	697,818	25,693,659
Teradata Corp.*,1	872,436	25,614,721
Fiserv, Inc.*	238,127	25,581,984
Analog Devices, Inc.	341,143	25,565,256
Citrix Systems, Inc.*	279,315	25,470,735
Intuit, Inc.	213,276	25,290,268
Linear Technology Corp.	399,589	25,226,054
Pitney Bowes, Inc.[1]	1,575,326	25,079,190
Autodesk, Inc.*	307,592	25,019,533
Paychex, Inc.	414,763	25,006,061
Dun & Bradstreet Corp.	202,231	24,797,565
Oracle Corp.	615,831	24,700,981
CA, Inc.	787,662	24,630,191
Red Hat, Inc.*	317,294	24,076,269
HP, Inc.	1,581,299	23,798,550
CSRA, Inc.	763,118	23,671,920
Cognizant Technology Solutions Corp. — Class A*	446,810	23,497,738
Hewlett Packard Enterprise Co.	1,018,106	23,090,644
Accenture plc — Class A	202,329	23,039,203
QUALCOMM, Inc.	364,135	19,455,733
Total Technology		1,170,628,306
Energy - 6.9%
Kinder Morgan, Inc.	1,183,187	26,432,397
Halliburton Co.	460,367	26,042,962
Spectra Energy Corp.	610,392	25,422,827
Noble Energy, Inc.	634,967	25,246,287
Schlumberger Ltd.	294,361	24,640,959
Anadarko Petroleum Corp.	354,115	24,621,616
Concho Resources, Inc.*	175,303	24,444,250
Marathon Petroleum Corp.	504,734	24,252,469
Valero Energy Corp.	366,920	24,128,659
ONEOK, Inc.	437,672	24,120,104
Pioneer Natural Resources Co.	133,386	24,040,159
Chevron Corp.	215,468	23,992,363
ConocoPhillips	491,476	23,964,370
Occidental Petroleum Corp.	353,577	23,961,913
Williams Companies, Inc.	826,251	23,829,079
Cimarex Energy Co.	176,217	23,826,301
EOG Resources, Inc.	234,464	23,816,853
Baker Hughes, Inc.	376,284	23,735,995
TechnipFMC plc*	705,715	23,726,138
National Oilwell Varco, Inc.[1]	627,280	23,717,457
Devon Energy Corp.	519,098	23,639,723
Exxon Mobil Corp.	280,389	23,521,833
Phillips 66	286,303	23,368,051
First Solar, Inc.*,1	743,968	23,204,362
Marathon Oil Corp.	1,367,316	22,902,543
Transocean Ltd.*,1	1,618,216	22,606,478
Apache Corp.	374,895	22,426,219
Cabot Oil & Gas Corp. — Class A	1,043,657	22,417,752
Tesoro Corp.	276,667	22,368,527
Murphy Oil Corp.[1]	756,639	21,874,433
Helmerich & Payne, Inc.[1]	305,271	21,723,084
Hess Corp.[1]	397,590	21,541,426
Newfield Exploration Co.*	521,823	20,914,666
Chesapeake Energy Corp.*,1	3,232,287	20,848,251
Range Resources Corp.	643,476	20,810,014
Equities Corp.	334,075	20,254,967
Southwestern Energy Co.*,1	1,978,815	17,829,123
Total Energy		860,214,610
Communications - 6.8%
Charter Communications, Inc. — Class A*	89,559	29,012,638
Netflix, Inc.*	203,113	28,580,030
Symantec Corp.	1,005,336	27,697,006
Viacom, Inc. — Class B	646,138	27,228,256
Facebook, Inc. — Class A*	208,445	27,164,552
Comcast Corp. — Class A	359,325	27,100,292
TripAdvisor, Inc.*	506,897	26,814,852
CenturyLink, Inc.[1]	1,034,538	26,753,154
Amazon.com, Inc.*	32,391	26,673,341
Scripps Networks Interactive, Inc. — Class A1	347,960	26,500,634
eBay, Inc.*	832,557	26,500,289

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Communications - 6.8% (continued)
Level 3 Communications, Inc.*	443,645	$26,379,132
Yahoo!, Inc.*	597,554	26,334,204
Walt Disney Co.	237,985	26,333,041
AT&T, Inc.	617,984	26,054,205
CBS Corp. — Class B	398,908	25,725,577
Cisco Systems, Inc.	830,064	25,499,566
Time Warner, Inc.	261,989	25,373,635
Priceline Group, Inc.*	16,057	25,291,862
TEGNA, Inc.	1,078,802	24,715,354
Omnicom Group, Inc.	287,220	24,600,393
Interpublic Group of Companies, Inc.	1,043,657	24,557,249
Expedia, Inc.	201,151	24,457,950
VeriSign, Inc.*,1	303,808	24,368,440
Motorola Solutions, Inc.	301,382	24,324,541
Verizon Communications, Inc.	484,645	23,752,451
Frontier Communications Corp.[1]	6,799,249	23,729,379
Juniper Networks, Inc.	876,796	23,480,597
F5 Networks, Inc.*,1	175,102	23,468,921
News Corp. — Class A	1,564,162	19,223,551
Twenty-First Century Fox, Inc. — Class A	608,682	19,100,441
Discovery Communications, Inc. — Class C*	521,799	14,459,050
Alphabet, Inc. — Class A*	15,530	12,737,551
Alphabet, Inc. — Class C*	15,581	12,414,785
Discovery Communications, Inc. — Class A*,1	351,164	9,955,499
Twenty-First Century Fox, Inc. — Class B	278,648	8,640,874
News Corp. — Class B	492,328	6,227,949
Total Communications		851,231,241
Utilities - 5.8%
NRG Energy, Inc.	1,940,399	32,094,199
CenterPoint Energy, Inc.	1,021,429	26,771,654
NextEra Energy, Inc.	214,145	26,494,020
American Electric Power Company, Inc.	409,122	26,208,356
PG&E Corp.	420,558	26,028,335
Edison International	356,663	25,993,599
Consolidated Edison, Inc.[1]	349,269	25,968,150
PPL Corp.	744,596	25,941,725
Ameren Corp.	491,844	25,895,587
Xcel Energy, Inc.	626,204	25,874,749
Public Service Enterprise Group, Inc.	584,401	25,859,744
CMS Energy Corp.	606,856	25,852,066
Duke Energy Corp.	329,110	25,848,299
WEC Energy Group, Inc.	436,565	25,779,163
Southern Co.	520,453	25,725,992
Eversource Energy[1]	464,197	25,679,378
Exelon Corp.	715,002	25,654,272
NiSource, Inc.	1,145,720	25,629,756
Dominion Resources, Inc.	334,798	25,538,391
Alliant Energy Corp.	677,549	25,509,720
Pinnacle West Capital Corp.	327,467	25,421,263
Sempra Energy	247,743	25,366,406
Entergy Corp.	352,615	25,261,339
DTE Energy Co.	256,024	25,254,207
American Water Works Co., Inc.	341,677	25,092,759
FirstEnergy Corp.	811,994	24,619,658
AES Corp.	2,093,405	23,948,553
SCANA Corp.	342,964	23,561,627
Total Utilities		722,872,967
Basic Materials - 3.7%
CF Industries Holdings, Inc.[1]	806,234	28,451,999
Sherwin-Williams Co.	92,053	27,966,622
Newmont Mining Corp.	760,986	27,608,572
Freeport-McMoRan, Inc.*,1	1,584,310	26,378,762
LyondellBasell Industries N.V. — Class A	282,160	26,317,063
International Paper Co.[1]	463,520	26,235,232
Monsanto Co.	238,566	25,839,083
Dow Chemical Co.	432,351	25,781,090
FMC Corp.	424,276	25,524,444
Albemarle Corp.	275,151	25,489,989
EI du Pont de Nemours & Co.	333,322	25,165,811
PPG Industries, Inc.	251,324	25,134,913
Eastman Chemical Co.	323,231	25,050,403
Mosaic Co.[1]	794,204	24,914,179
Praxair, Inc.	201,365	23,849,670
International Flavors & Fragrances, Inc.	199,114	23,338,152
Air Products & Chemicals, Inc.	166,877	23,322,730
Nucor Corp.	381,693	22,172,546
Total Basic Materials		458,541,260
Diversified - 0.2%
Leucadia National Corp.	1,039,669	24,796,106
Total Common Stocks
(Cost $10,920,379,028)		12,471,980,928

SHORT-TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.34%[2]	18,410,431	18,410,431
Total Short-Term Investments
(Cost $18,410,431)		18,410,431

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 2.2%
Joint Repurchase Agreements
Daiwa Capital Markets America issued 01/31/17 at 0.58% due 02/01/17	$62,893,014	$62,893,014
Cantor Fitzgerald Securities issued 01/31/17 at 0.56% due 02/01/17	62,893,014	62,893,014
Nomura Securities International, Inc. issued 01/31/17 at 0.55% due 02/01/17	62,893,014	62,893,014
Jefferies LLC issued 01/31/17 at 0.66% due 02/01/17	44,321,461	44,321,461
RBC Dominion Securities, Inc. issued 01/31/17 at 0.56% due 02/01/17	18,640,525	18,640,525
Jefferies LLC issued 01/31/17 at 0.64% due 02/01/17	18,571,553	18,571,553
Total Securities Lending Collateral
(Cost $270,212,581)		270,212,581
Total Investments - 102.1%
(Cost $11,209,002,040)		$12,760,603,940
Other Assets & Liabilities, net - (2.1)%		(265,933,110)
Total Net Assets - 100.0%		$12,494,670,830

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2017 — See Note 3.
[2]	Rate indicated is the 7 day yield as of January 31, 2017.
[3]	Securities lending collatera — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$12,471,980,928	$—	$—	$12,471,980,928
Securities Lending Collateral	—	270,212,581	—	270,212,581
Short-Term Investments	18,410,431	—	—	18,410,431
Total	$12,490,391,359	$270,212,581	$—	$12,760,603,940

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended January 31, 2017, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Financials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8%
Insurance - 35.4%
Progressive Corp.	171,729	$6,429,534
Arthur J Gallagher & Co.	115,941	6,241,105
Assurant, Inc.	63,857	6,202,431
Unum Group	135,103	6,137,729
Allstate Corp.	81,206	6,107,504
Willis Towers Watson plc	47,926	5,996,980
XL Group Ltd.	158,845	5,967,807
Aflac, Inc.	85,217	5,964,338
Hartford Financial Services Group, Inc.	121,245	5,905,844
Torchmark Corp.	79,863	5,873,125
Aon plc	52,067	5,867,951
Berkshire Hathaway, Inc. — Class B*	35,696	5,859,141
Chubb Ltd.	44,421	5,840,917
Prudential Financial, Inc.	55,509	5,834,551
Lincoln National Corp.	86,379	5,831,446
Travelers Companies, Inc.	49,373	5,815,152
Loews Corp.	124,237	5,786,959
Marsh & McLennan Companies, Inc.	84,715	5,762,314
American International Group, Inc.	89,398	5,744,715
MetLife, Inc.	102,547	5,579,582
Principal Financial Group, Inc.	97,598	5,571,870
Cincinnati Financial Corp.	75,247	5,310,933
Total Insurance		129,631,928
Banks - 34.7%
M&T Bank Corp.	38,172	6,205,622
PNC Financial Services Group, Inc.	51,165	6,163,336
SunTrust Banks, Inc.	107,314	6,097,581
Citizens Financial Group, Inc.	165,732	5,994,526
U.S. Bancorp	113,088	5,954,083
Huntington Bancshares, Inc.	435,616	5,893,884
JPMorgan Chase & Co.	68,839	5,825,845
Regions Financial Corp.	403,093	5,808,570
Wells Fargo & Co.	102,994	5,801,652
Bank of America Corp.	254,878	5,770,438
BB&T Corp.	124,554	5,753,149
Zions Bancorporation	136,135	5,743,536
KeyCorp	318,807	5,728,962
Morgan Stanley	134,580	5,718,304
Fifth Third Bancorp	218,861	5,712,272
Capital One Financial Corp.	65,064	5,685,943
Comerica, Inc.	84,037	5,675,019
Goldman Sachs Group, Inc.	24,332	5,579,814
State Street Corp.	73,079	5,568,620
Citigroup, Inc.	98,021	5,472,512
Northern Trust Corp.	65,849	5,462,833
Bank of New York Mellon Corp.	121,045	5,414,343
Total Banks		127,030,844
Diversified Financial Services - 23.3%
E*TRADE Financial Corp.*	165,126	6,183,969
Charles Schwab Corp.	149,671	6,172,432
Nasdaq, Inc.	85,765	6,049,863
American Express Co.	78,709	6,011,794
CME Group, Inc. — Class A	47,947	5,805,423
Synchrony Financial	161,104	5,770,746
Intercontinental Exchange, Inc.	98,645	5,756,922
Franklin Resources, Inc.	143,504	5,702,849
BlackRock, Inc. — Class A	15,145	5,663,927
Discover Financial Services	80,815	5,598,863
Ameriprise Financial, Inc.	49,634	5,572,409
Affiliated Managers Group, Inc.	36,527	5,565,254
Invesco Ltd.	179,480	5,190,562
T. Rowe Price Group, Inc.	76,828	5,181,280
Navient Corp.	339,987	5,113,404
Total Diversified Financial Services		85,339,697
Commercial Services - 3.3%
S&P Global, Inc.	51,174	6,150,091
Moody's Corp.	58,988	6,115,286
Total Commercial Services		12,265,377
Holding Companies-Diversified - 1.6%
Leucadia National Corp.	245,216	5,848,402
Savings & Loans - 1.5%
People's United Financial, Inc.	295,293	5,536,744
Total Common Stocks
(Cost $346,969,878)		365,652,992

SHORT-TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.34%[1]	617,879	617,879
Total Short-Term Investments
(Cost $617,879)		617,879
Total Investments - 100.0%
(Cost $347,587,757)		$366,270,871
Other Assets & Liabilities, net - 0.0%		160,680
Total Net Assets - 100.0%		$366,431,551

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	Rate indicated is the 7 day yield as of January 31, 2017.
plc	─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$365,652,992	$—	$—	$365,652,992
Short-Term Investments	617,879	—	—	617,879
Total	$366,270,871	$—	$—	$366,270,871

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended January 31, 2017, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Health Care ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9%
Healthcare-Products - 32.5%
Boston Scientific Corp.*	374,573	$9,012,227
Zimmer Biomet Holdings, Inc.	74,079	8,765,767
Intuitive Surgical, Inc.*	12,464	8,633,688
CR Bard, Inc.	35,978	8,538,659
Cooper Companies, Inc.	45,682	8,433,354
IDEXX Laboratories, Inc.*	68,500	8,379,605
Danaher Corp.	99,806	8,375,719
Baxter International, Inc.	173,838	8,328,579
Abbott Laboratories	198,849	8,305,923
Edwards Lifesciences Corp.*	86,255	8,301,181
Becton Dickinson and Co.	46,812	8,299,299
Stryker Corp.	66,907	8,265,022
Henry Schein, Inc.*	51,217	8,187,550
Thermo Fisher Scientific, Inc.	53,605	8,168,866
Hologic, Inc.*	199,765	8,096,475
Medtronic plc	106,268	8,078,493
Patterson Companies, Inc.[1]	192,940	8,028,233
Varian Medical Systems, Inc.*	97,432	7,565,595
Dentsply Sirona, Inc.	132,069	7,488,312
Varex Imaging Corp.*	1	23
Total Healthcare-Products		157,252,570
Pharmaceuticals - 25.7%
Allergan plc	40,545	8,874,896
Eli Lilly & Co.	114,881	8,849,284
AmerisourceBergen Corp. — Class A	98,793	8,622,653
Zoetis, Inc.	150,220	8,253,087
Mylan N.V.*	213,499	8,123,637
Cardinal Health, Inc.	106,720	7,999,731
Merck & Company, Inc.	127,303	7,891,513
Johnson & Johnson	69,433	7,863,287
Pfizer, Inc.	245,895	7,802,248
AbbVie, Inc.	126,664	7,740,437
McKesson Corp.	53,297	7,416,278
Express Scripts Holding Co.*	107,543	7,407,562
Mallinckrodt plc*	148,189	7,221,250
Perrigo Company plc	94,482	7,194,804
Bristol-Myers Squibb Co.	136,657	6,718,058
Endo International plc*	498,395	6,100,355
Total Pharmaceuticals		124,079,080
Healthcare-Services - 19.7%
Centene Corp.*	137,233	8,682,732
HCA Holdings, Inc.*	106,412	8,542,755
Cigna Corp.	57,823	8,454,879
Anthem, Inc.	53,431	8,235,854
Laboratory Corporation of America Holdings*	60,995	8,186,139
UnitedHealth Group, Inc.	48,679	7,890,866
Quest Diagnostics, Inc.	85,525	7,861,458
Universal Health Services, Inc. — Class B	69,551	7,833,529
Humana, Inc.	38,344	7,611,284
DaVita, Inc.*	117,232	7,473,540
Envision Healthcare Corp.*	108,743	7,394,524
Aetna, Inc.	60,465	7,171,754
Total Healthcare-Services		95,339,314
Biotechnology - 13.6%
Illumina, Inc.*	63,267	10,129,046
Vertex Pharmaceuticals, Inc.*	101,665	8,729,973
Amgen, Inc.	54,339	8,513,835
Celgene Corp.*	68,693	7,978,692
Gilead Sciences, Inc.	107,220	7,768,089
Alexion Pharmaceuticals, Inc.*	59,019	7,712,603
Regeneron Pharmaceuticals, Inc.*	20,906	7,511,317
Biogen, Inc.*	27,083	7,508,491
Total Biotechnology		65,852,046
Electronics - 6.6%
Agilent Technologies, Inc.	168,355	8,244,344
Waters Corp.*	55,870	7,913,985
Mettler-Toledo International, Inc.*	18,482	7,884,976
PerkinElmer, Inc.[1]	145,535	7,741,007
Total Electronics		31,784,312
Software - 1.8%
Cerner Corp.*	161,050	8,649,996
Total Common Stocks
(Cost $497,250,720)		482,957,318

SHORT-TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.34%[2]	584,426	584,426
Total Short-Term Investments
(Cost $584,426)		584,426

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 1.4%
Joint Repurchase Agreements
Jefferies LLC issued 01/31/17 at 0.66% due 02/01/17	$1,554,537	1,554,537
Daiwa Capital Markets America issued 01/31/17 at 0.58% due 02/01/17	1,554,537	1,554,537
Cantor Fitzgerald Securities issued 01/31/17 at 0.56% due 02/01/17	1,554,537	1,554,537
Nomura Securities International, Inc. issued 01/31/17 at 0.55% due 02/01/17	1,554,537	1,554,537
RBC Dominion Securities, Inc. issued 01/31/17 at 0.56% due 02/01/17	460,719	460,719
Total Securities Lending Collateral
(Cost $6,678,867)		6,678,867
Total Investments - 101.4%
(Cost $504,514,013)		$490,220,611
Other Assets & Liabilities, net - (1.4)%		(6,630,641)
Total Net Assets - 100.0%		$483,589,970

Guggenheim S&P 500® Equal Weight Health Care ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2017 ─ See Note 3.
[2]	Rate indicated is the 7 day yield as of January 31, 2017.
[3]	Securities lending collateral ─ See Note 3.
plc	─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$482,957,318	$—	$—	$482,957,318
Securities Lending Collateral	—	6,678,867	—	6,678,867
Short-Term Investments	584,426	—	—	584,426
Total	$483,541,744	$6,678,867	$—	$490,220,611

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended January 31, 2017, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Industrials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9%
Transportation - 14.6%
CSX Corp.	73,425	$3,406,185
Norfolk Southern Corp.	24,743	2,906,313
Union Pacific Corp.	26,065	2,778,008
Kansas City Southern	31,813	2,733,055
J.B. Hunt Transport Services, Inc.	27,561	2,730,744
CH Robinson Worldwide, Inc.[1]	35,520	2,701,652
FedEx Corp.	13,918	2,632,033
Ryder System, Inc.	33,275	2,582,140
Expeditors International of Washington, Inc.	49,538	2,579,939
United Parcel Service, Inc. — Class B	22,880	2,496,894
Total Transportation		27,546,963
Aerospace & Defense - 14.3%
Arconic, Inc.	125,530	2,860,829
Boeing Co.	17,487	2,857,726
General Dynamics Corp.	15,603	2,825,391
L3 Technologies, Inc.	17,271	2,740,735
United Technologies Corp.	24,925	2,733,525
Raytheon Co.	18,705	2,696,513
Lockheed Martin Corp.	10,544	2,650,024
Rockwell Collins, Inc.	28,998	2,631,858
Northrop Grumman Corp.	11,477	2,629,151
TransDigm Group, Inc.	10,968	2,373,475
Total Aerospace & Defense		26,999,227
Miscellaneous Manufacturing - 13.0%
Parker-Hannifin Corp.	19,202	2,825,189
Eaton Corp. plc	39,358	2,785,759
Dover Corp.	35,622	2,769,611
Ingersoll-Rand plc	34,882	2,767,887
Illinois Tool Works, Inc.	21,543	2,740,270
3M Co.	15,331	2,680,165
Textron, Inc.	56,552	2,678,868
Pentair plc	45,427	2,663,385
General Electric Co.	86,109	2,557,437
Total Miscellaneous Manufacturing		24,468,571
Commercial Services - 10.3%
United Rentals, Inc.*	25,338	3,205,510
Quanta Services, Inc.*	76,912	2,760,371
Equifax, Inc.	23,356	2,739,192
Verisk Analytics, Inc. — Class A*	32,998	2,726,955
Robert Half International, Inc.	56,458	2,656,913
Cintas Corp.	22,670	2,632,214
Nielsen Holdings plc	64,058	2,620,613
Total Commercial Services		19,341,768
Machinery-Diversified - 8.8%
Rockwell Automation, Inc.	19,607	2,901,640
Cummins, Inc.	19,237	2,828,031
Deere & Co.	26,409	2,827,083
Roper Technologies, Inc.	14,728	2,825,567
Xylem, Inc.	53,158	2,621,221
Flowserve Corp.[1]	52,910	2,601,056
Total Machinery-Diversified		16,604,598
Airlines - 7.0%
Southwest Airlines Co.	54,962	2,875,062
Alaska Air Group, Inc.[1]	30,484	2,860,009
United Continental Holdings, Inc.*	36,404	2,565,390
Delta Air Lines, Inc.	52,849	2,496,587
American Airlines Group, Inc.	55,128	2,439,414
Total Airlines		13,236,462
Environmental Control - 4.4%
Stericycle, Inc.*	36,797	2,838,521
Republic Services, Inc. — Class A	48,417	2,778,167
Waste Management, Inc.	39,081	2,716,130
Total Environmental Control		8,332,818
Electronics - 4.4%
Fortive Corp.	50,677	2,802,945
Honeywell International, Inc.	23,543	2,785,608
Allegion plc	41,664	2,736,075
Total Electronics		8,324,628
Building Materials - 4.3%
Masco Corp.	83,917	2,765,065
Johnson Controls International plc	62,579	2,752,224
Fortune Brands Home & Security, Inc.	48,545	2,676,286
Total Building Materials		8,193,575
Electrical Components & Equipment - 4.2%
Emerson Electric Co.	47,600	2,792,216
AMETEK, Inc.	53,794	2,748,873
Acuity Brands, Inc.	10,996	2,278,701
Total Electrical Components & Equipment		7,819,790
Distribution & Wholesale - 3.0%
WW Grainger, Inc.	11,420	2,884,349
Fastenal Co.	55,835	2,773,883
Total Distribution & Wholesale		5,658,232
Hand & Machine Tools - 3.0%
Snap-on, Inc.	15,530	2,819,161
Stanley Black & Decker, Inc.	22,710	2,816,040
Total Hand & Machine Tools		5,635,201
Engineering & Construction - 2.8%
Fluor Corp.	47,892	2,658,006
Jacobs Engineering Group, Inc.	44,445	2,602,255
Total Engineering & Construction		5,260,261
Office & Business Equipment - 1.5%
Pitney Bowes, Inc.	172,762	2,750,372
Machinery-Construction & Mining - 1.5%
Caterpillar, Inc.[1]	28,644	2,740,085
Auto Manufacturers - 1.4%
PACCAR, Inc.	40,433	2,721,545
Software - 1.4%
Dun & Bradstreet Corp.	22,183	2,720,079
Total Common Stocks
(Cost $179,441,879)		188,354,175

SHORT-TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares, 0.34%[2]	239,459	239,459
Total Short-Term Investments
(Cost $239,459)		239,459

Guggenheim S&P 500® Equal Weight Industrials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 0.0%
Joint Repurchase Agreements
Jefferies LLC issued 01/31/17 at 0.69% due 02/01/17	$2,619	$2,619
Total Securities Lending Collateral
(Cost $2,619)		2,619
Total Investments - 100.0%
(Cost $179,683,957)	$188,596,253
Other Assets & Liabilities, net - 0.0%	41,937
Total Net Assets - 100.0%	$188,638,190

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2017 ─ See Note 3.
[2]	Rate indicated is the 7 day yield as of January 31, 2017.
[3]	Securities lending collateral ─ See Note 3.
plc	─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$188,354,175	$—	$—	$188,354,175
Securities Lending Collateral	—	2,619	—	2,619
Short-Term Investments	239,459	—	—	239,459
Total	$188,593,634	$2,619	$—	$188,596,253

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended January 31, 2017, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Materials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9%
Chemicals - 56.2%
CF Industries Holdings, Inc.[1]	194,995	$6,881,373
Sherwin-Williams Co.	22,275	6,767,368
LyondellBasell Industries N.V. — Class A	68,254	6,366,050
Monsanto Co.	57,702	6,249,704
Dow Chemical Co.	104,577	6,235,926
FMC Corp.	102,619	6,173,559
Albemarle Corp.	66,547	6,164,915
EI du Pont de Nemours & Co.	80,630	6,087,565
PPG Industries, Inc.	60,774	6,078,008
Eastman Chemical Co.	78,172	6,058,330
Mosaic Co.[1]	192,078	6,025,487
Praxair, Inc.	48,701	5,768,146
International Flavors & Fragrances, Inc.	48,164	5,645,302
Air Products & Chemicals, Inc.	40,354	5,639,875
Total Chemicals		86,141,608
Packaging & Containers - 11.9%
WestRock Co.	115,062	6,139,709
Sealed Air Corp.	125,262	6,075,207
Ball Corp.	78,542	5,989,613
Total Packaging & Containers		18,204,529
Mining - 8.5%
Newmont Mining Corp.	184,053	6,677,443
Freeport-McMoRan, Inc.*	383,184	6,380,014
Total Mining		13,057,457
Building Materials - 7.8%
Vulcan Materials Co.	46,959	6,026,248
Martin Marietta Materials, Inc.	26,108	5,994,397
Total Building Materials		12,020,645
Forest Products & Paper - 4.1%
International Paper Co.	112,114	6,345,652
Household Products & Housewares - 4.0%
Avery Dennison Corp.[1]	83,103	6,068,181
Commercial Services - 3.9%
Ecolab, Inc.	50,083	6,016,471
Iron & Steel - 3.5%
Nucor Corp.	92,321	5,362,927
Total Common Stocks
(Cost $142,200,663)		153,217,470

SHORT-TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.34%[2]	134,757	134,757
Total Short-Term Investments
(Cost $134,757)		134,757

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 6.1%
Joint Repurchase Agreements
Jefferies LLC issued 01/31/17 at 0.66% due 02/01/17	$2,169,972	2,169,972
Daiwa Capital Markets America issued 01/31/17 at 0.58% due 02/01/17	2,169,972	2,169,972
Cantor Fitzgerald Securities issued 01/31/17 at 0.56% due 02/01/17	2,169,972	2,169,972
Nomura Securities International, Inc. issued 01/31/17 at 0.55% due 02/01/17	2,169,972	2,169,972
RBC Dominion Securities, Inc. issued 01/31/17 at 0.56% due 02/01/17	643,141	643,141
Total Securities Lending Collateral
(Cost $9,323,029)		9,323,029
Total Investments - 106.1%
(Cost $151,658,449)		$162,675,256
Other Assets & Liabilities, net - (6.1)%		(9,291,528)
Total Net Assets - 100.0%		$153,383,728

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2017 ─ See Note 3.
[2]	Rate indicated is the 7 day yield as of January 31, 2017.
[3]	Securities lending collateral ─ See Note 3.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$153,217,470	$—	$—	$153,217,470
Securities Lending Collateral	—	9,323,029	—	9,323,029
Short-Term Investments	134,757	—	—	134,757
Total	$153,352,227	$9,323,029	$—	$162,675,256

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended January 31, 2017, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Real Estate ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9%
REITs - 96.7%
Digital Realty Trust, Inc.[1]	10,544	$1,134,850
Equinix, Inc.	2,864	1,102,582
Realty Income Corp.	17,825	1,062,905
Apartment Investment & Management Co. — Class A	23,428	1,032,471
Iron Mountain, Inc.	28,608	1,024,166
Vornado Realty Trust	9,603	1,020,895
Crown Castle International Corp.	11,584	1,017,423
Essex Property Trust, Inc.	4,531	1,016,303
AvalonBay Communities, Inc.	5,863	1,016,117
UDR, Inc.	28,950	1,011,803
Mid-America Apartment Communities, Inc.	10,632	1,009,508
Boston Properties, Inc.	7,700	1,007,930
Welltower, Inc.	15,094	1,000,732
HCP, Inc.	32,998	1,000,499
American Tower Corp. — Class A	9,632	996,912
Simon Property Group, Inc.	5,404	993,094
Federal Realty Investment Trust	7,006	983,853
Ventas, Inc.	15,870	978,703
SL Green Realty Corp.	8,964	976,807
Public Storage	4,524	972,660
Equity Residential	15,767	958,161
Macerich Co.	13,934	957,126
Extra Space Storage, Inc.	13,215	952,141
Kimco Realty Corp.	38,155	949,678
Weyerhaeuser Co.	30,295	949,142
GGP, Inc.	37,834	939,797
Host Hotels & Resorts, Inc.	51,682	933,894
Prologis, Inc.	18,921	924,291
Total REITs		27,924,443
Real Estate - 3.2%
CBRE Group, Inc. — Class A*	30,230	917,783
Total Common Stocks
(Cost $29,698,861)		28,842,226

SHORT-TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.34%[2]	38,705	38,705
Total Short-Term Investments
(Cost $38,705)		38,705
Total Investments - 100.0%
(Cost $29,737,566)		$28,880,931
Other Assets & Liabilities, net - 0.0%		724
Total Net Assets - 100.0%		$28,881,655

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2017 ─ See Note 3.
[2]	Rate indicated is the 7 day yield as of January 31, 2017.
REIT	– Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$28,842,226	$—	$—	$28,842,226
Short-Term Investments	38,705	—	—	38,705
Total	$28,880,931	$—	$—	$28,880,931

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended January 31, 2017, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8%
Semiconductors - 23.6%
Skyworks Solutions, Inc.	192,360	$17,647,107
NVIDIA Corp.	161,166	17,596,104
Micron Technology, Inc.*	721,858	17,403,996
Qorvo, Inc.*	262,004	16,823,276
Broadcom Ltd.	82,627	16,484,087
Lam Research Corp.	142,173	16,329,991
KLA-Tencor Corp.	191,670	16,313,034
Applied Materials, Inc.	457,440	15,667,320
Texas Instruments, Inc.	205,561	15,528,078
Microchip Technology, Inc.[1]	229,334	15,445,645
Xilinx, Inc.	264,678	15,404,260
Intel Corp.	413,828	15,237,147
Analog Devices, Inc.	202,328	15,162,460
Linear Technology Corp.	236,966	14,959,664
QUALCOMM, Inc.	215,974	11,539,491
Total Semiconductors		237,541,660
Software - 22.7%
salesforce.com, Inc.*	207,937	16,447,817
Activision Blizzard, Inc.	402,262	16,174,955
Adobe Systems, Inc.*	141,868	16,084,994
Electronic Arts, Inc.*	187,915	15,677,748
Akamai Technologies, Inc.*,1	227,878	15,630,152
Fidelity National Information Services, Inc.	195,852	15,554,566
Microsoft Corp.	238,805	15,438,743
Fiserv, Inc.*	141,223	15,171,587
Citrix Systems, Inc.*	165,682	15,108,542
Intuit, Inc.	126,502	15,000,607
Autodesk, Inc.*	182,451	14,840,564
Paychex, Inc.	245,986	14,830,496
Oracle Corp.	365,221	14,649,014
CA, Inc.	467,122	14,606,905
Red Hat, Inc.*	188,163	14,277,808
Total Software		229,494,498
Computers - 16.4%
Western Digital Corp.	218,558	17,425,630
Seagate Technology plc[1]	375,800	16,967,370
Apple, Inc.	129,869	15,759,603
NetApp, Inc.	406,442	15,574,857
International Business Machines Corp.	88,866	15,508,894
Teradata Corp.*,1	517,449	15,192,303
HP, Inc.	937,815	14,114,116
CSRA, Inc.	452,562	14,038,473
Cognizant Technology Solutions Corp. — Class A*	265,017	13,937,244
Hewlett Packard Enterprise Co.	603,793	13,694,025
Accenture plc — Class A	120,010	13,665,539
Total Computers		165,878,054
Internet - 10.6%
Symantec Corp.	596,248	16,426,632
Facebook, Inc. — Class A*	123,653	16,114,459
eBay, Inc.*	493,775	15,716,858
Yahoo!, Inc.*	354,393	15,618,099
VeriSign, Inc.*,1	180,185	14,452,639
F5 Networks, Inc.*	103,822	13,915,263
Alphabet, Inc. — Class A*	9,242	7,580,196
Alphabet, Inc. — Class C*	9,263	7,380,666
Total Internet		107,204,812
Commercial Services - 7.4%
Global Payments, Inc.[1]	204,996	15,842,091
Automatic Data Processing, Inc.	150,669	15,216,062
Total System Services, Inc.	298,060	15,105,681
PayPal Holdings, Inc.*	373,237	14,847,368
Western Union Co.[1]	672,373	13,165,063
Total Commercial Services		74,176,265
Electronics - 6.0%
Corning, Inc.	602,542	15,961,338
TE Connectivity Ltd.	209,165	15,551,418
Amphenol Corp. — Class A	216,007	14,578,312
FLIR Systems, Inc.	402,470	14,219,265
Total Electronics		60,310,333
Diversified Financial Services - 4.5%
Visa, Inc. — Class A	186,993	15,466,191
Mastercard, Inc. — Class A	141,739	15,071,108
Alliance Data Systems Corp.	63,727	14,553,972
Total Diversified Financial Services		45,091,271
Telecommunications - 4.3%
Cisco Systems, Inc.	492,307	15,123,671
Motorola Solutions, Inc.	178,754	14,427,235
Juniper Networks, Inc.	519,988	13,925,279
Total Telecommunications		43,476,185
Office & Business Equipment - 1.5%
Xerox Corp.	2,219,175	15,378,883
Aerospace & Defense - 1.4%
Harris Corp.	140,257	14,405,796
Energy-Alternate Sources - 1.4%
First Solar, Inc.*,1	441,235	13,762,120
Total Common Stocks
(Cost $914,757,458)		1,006,719,877

SHORT-TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.34%[2]	1,857,425	1,857,425
Total Short-Term Investments
(Cost $1,857,425)		1,857,425

Guggenheim S&P 500® Equal Weight Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 2.1%
Joint Repurchase Agreements
Jefferies LLC issued 01/31/17 at 0.66% due 02/01/17	$4,850,295	$4,850,295
Daiwa Capital Markets America issued 01/31/17 at 0.58% due 02/01/17	4,850,295	4,850,295
Cantor Fitzgerald Securities issued 01/31/17 at 0.56% due 02/01/17	4,850,295	4,850,295
Nomura Securities International, Inc. issued 01/31/17 at 0.55% due 02/01/17	4,850,295	4,850,295
RBC Dominion Securities, Inc. issued 01/31/17 at 0.56% due 02/01/17	1,437,510	1,437,510
Total Securities Lending Collateral
(Cost $20,838,690)		20,838,690
Total Investments - 102.1%
(Cost $937,453,573)		$1,029,415,992
Other Assets & Liabilities, net - (2.1)%		(20,853,077)
Total Net Assets - 100.0%		$1,008,562,915

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2017 ─ See Note 3.
[2]	Rate indicated is the 7 day yield as of January 31, 2017.
[3]	Securities lending collateral ─ See Note 3.
plc	─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,006,719,877	$—	$—	$1,006,719,877
Securities Lending Collateral	—	20,838,690	—	20,838,690
Short-Term Investments	1,857,425	—	—	1,857,425
Total	$1,008,577,302	$20,838,690	$—	$1,029,415,992

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended January 31, 2017, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Utilities ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8%
Electric - 72.8%
NRG Energy, Inc.	375,061	$6,203,509
NextEra Energy, Inc.	41,403	5,122,379
American Electric Power Company, Inc.	79,083	5,066,057
PG&E Corp.	81,294	5,031,286
Edison International	68,932	5,023,764
Consolidated Edison, Inc.	67,514	5,019,666
PPL Corp.	143,935	5,014,695
Ameren Corp.	95,077	5,005,804
Xcel Energy, Inc.	121,036	5,001,208
Public Service Enterprise Group, Inc.	112,957	4,998,347
CMS Energy Corp.	117,298	4,996,895
Duke Energy Corp.	63,615	4,996,322
WEC Energy Group, Inc.	84,381	4,982,698
Southern Co.	100,609	4,973,103
Eversource Energy	89,718	4,963,200
Exelon Corp.	138,202	4,958,688
Dominion Resources, Inc.	64,714	4,936,384
Alliant Energy Corp.	130,960	4,930,644
Pinnacle West Capital Corp.	63,306	4,914,445
Entergy Corp.	68,163	4,883,197
DTE Energy Co.	49,494	4,882,088
FirstEnergy Corp.	156,955	4,758,876
AES Corp.	404,639	4,629,070
SCANA Corp.	66,289	4,554,054
Total Electric		119,846,379
Telecommunications - 14.9%
CenturyLink, Inc.[1]	199,969	5,171,198
Level 3 Communications, Inc.*	85,761	5,099,349
AT&T, Inc.	119,447	5,035,886
Verizon Communications, Inc.	93,673	4,590,914
Frontier Communications Corp.[1]	1,314,252	4,586,739
Total Telecommunications		24,484,086
Gas - 9.1%
CenterPoint Energy, Inc.	197,432	5,174,693
NiSource, Inc.	221,455	4,953,948
Sempra Energy	47,893	4,903,764
Total Gas		15,032,405
Water - 3.0%
American Water Works Co., Inc.	66,053	4,850,932
Total Common Stocks
(Cost $169,300,839)		164,213,802

SHORT-TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.34%[2]	202,910	202,910
Total Short-Term Investments
(Cost $202,910)		202,910

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 2.9%
Joint Repurchase Agreements
Jefferies LLC issued 01/31/17 at 0.66% due 02/01/17	$1,116,876	1,116,876
Daiwa Capital Markets America issued 01/31/17 at 0.58% due 02/01/17	1,116,876	1,116,876
Cantor Fitzgerald Securities issued 01/31/17 at 0.56% due 02/01/17	1,116,876	1,116,876
Nomura Securities International, Inc. issued 01/31/17 at 0.55% due 02/01/17	1,116,876	1,116,876
RBC Dominion Securities, Inc. issued 01/31/17 at 0.56% due 02/01/17	331,023	331,023
Total Securities Lending Collateral
(Cost $4,798,527)		4,798,527
Total Investments - 102.8%
(Cost $174,302,276)		$169,215,239
Other Assets & Liabilities, net - (2.8)%		(4,596,510)
Total Net Assets - 100.0%		$164,618,729

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2017 ─ See Note 3.
[2]	Rate indicated is the 7 day yield as of January 31, 2017.
[3]	Securities lending collateral ─ See Note 3.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$164,213,802	$—	$—	$164,213,802
Securities Lending Collateral	—	4,798,527	—	4,798,527
Short-Term Investments	202,910	—	—	202,910
Total	$164,416,712	$4,798,527	$—	$169,215,239

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended January 31, 2017, there were no transfers between levels.

Guggenheim S&P 500® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.7%
Technology - 20.1%
Applied Materials, Inc.	1,431,903	$49,042,678
NVIDIA Corp.	370,928	40,497,918
Lam Research Corp.	282,868	32,490,218
Broadcom Ltd.	162,840	32,486,580
Microchip Technology, Inc.[1]	320,886	21,611,672
Skyworks Solutions, Inc.	212,281	19,474,659
salesforce.com, Inc.*	215,447	17,041,858
Akamai Technologies, Inc.*	246,169	16,884,732
Activision Blizzard, Inc.	419,570	16,870,910
Citrix Systems, Inc.*	150,195	13,696,282
Adobe Systems, Inc.*	117,916	13,369,316
Red Hat, Inc.*	164,976	12,518,379
Fidelity National Information Services, Inc.	156,767	12,450,436
Electronic Arts, Inc.*	148,273	12,370,416
Texas Instruments, Inc.	156,509	11,822,690
Linear Technology Corp.	184,989	11,678,355
Analog Devices, Inc.	153,756	11,522,475
Cerner Corp.*	198,153	10,642,798
Fiserv, Inc.*	89,680	9,634,322
QUALCOMM, Inc.	179,820	9,607,783
Total Technology		375,714,477
Consumer, Non-cyclical - 18.1%
Quanta Services, Inc.*	836,292	30,014,520
IDEXX Laboratories, Inc.*	238,291	29,150,138
UnitedHealth Group, Inc.	174,444	28,277,372
Celgene Corp.*	178,003	20,675,049
Constellation Brands, Inc. — Class A	128,599	19,258,986
Biogen, Inc.*	62,681	17,377,680
Humana, Inc.	83,739	16,622,192
PayPal Holdings, Inc.*	406,657	16,176,815
Aetna, Inc.	132,769	15,747,731
United Rentals, Inc.*	121,085	15,318,463
Verisk Analytics, Inc. — Class A*	178,629	14,761,901
Cintas Corp.	116,385	13,513,462
Total System Services, Inc.	258,350	13,093,178
Becton Dickinson and Co.	70,839	12,559,046
S&P Global, Inc.	100,054	12,024,490
Edwards Lifesciences Corp.*	122,910	11,828,859
Boston Scientific Corp.*	430,290	10,352,777
CR Bard, Inc.	43,166	10,244,587
Intuitive Surgical, Inc.*,1	14,626	10,131,284
Gilead Sciences, Inc.	135,931	9,848,201
Stryker Corp.	78,594	9,708,717
Total Consumer, Non-cyclical		336,685,448
Consumer, Cyclical - 15.1%
Ulta Beauty, Inc.*	141,415	38,504,476
Starbucks Corp.	445,939	24,624,753
LKQ Corp.*	641,144	20,458,905
Dollar Tree, Inc.*	264,232	20,396,068
United Continental Holdings, Inc.*	283,094	19,949,634
Darden Restaurants, Inc.	270,872	19,849,500
Michael Kors Holdings Ltd.*	429,770	18,398,454
Urban Outfitters, Inc.*	684,881	18,176,741
Ross Stores, Inc.	238,514	15,768,161
Harman International Industries, Inc.	122,038	13,565,744
Dollar General Corp.	180,432	13,319,490
Harley-Davidson, Inc.	188,825	10,770,578
Southwest Airlines Co.	199,768	10,449,864
O'Reilly Automotive, Inc.*	37,240	9,766,934
Marriott International, Inc. — Class A	115,440	9,766,224
Advance Auto Parts, Inc.	57,107	9,379,254
Hasbro, Inc.	99,065	8,173,853
Total Consumer, Cyclical		281,318,633
Communications - 14.7%
Facebook, Inc. — Class A*	215,545	28,089,824
Charter Communications, Inc. — Class A*	83,425	27,025,529
Amazon.com, Inc.*	29,954	24,666,520
F5 Networks, Inc.*	181,465	24,321,754
Priceline Group, Inc.*	13,898	21,891,156
Motorola Solutions, Inc.	255,414	20,614,464
Scripps Networks Interactive, Inc. — Class A1	270,231	20,580,793
Netflix, Inc.*	122,188	17,193,073
Expedia, Inc.	124,747	15,167,988
Time Warner, Inc.	149,375	14,466,969
CBS Corp. — Class B	218,869	14,114,862
Comcast Corp. — Class A	149,335	11,262,846
VeriSign, Inc.*,1	115,191	9,239,470
Discovery Communications, Inc. — Class C*	302,655	8,386,570
Discovery Communications, Inc. — Class A*,1	209,326	5,934,392
Alphabet, Inc. — Class A*	6,781	5,561,709
Alphabet, Inc. — Class C*	6,808	5,424,546
Total Communications		273,942,465
Financial - 14.4%
Prologis, Inc.	518,312	25,319,541
E*TRADE Financial Corp.*	596,900	22,353,905
UDR, Inc.	568,430	19,866,628
Intercontinental Exchange, Inc.	337,889	19,719,202
Apartment Investment & Management Co. — Class A	443,318	19,537,024
AvalonBay Communities, Inc.	89,765	15,557,172
Host Hotels & Resorts, Inc.	847,397	15,312,464
GGP, Inc.	601,758	14,947,669
Welltower, Inc.	215,832	14,309,662
American Tower Corp. — Class A	136,020	14,078,070
Digital Realty Trust, Inc.[1]	126,843	13,652,112
Kimco Realty Corp.	517,931	12,891,303
Charles Schwab Corp.	291,332	12,014,532
Arthur J Gallagher & Co.	206,166	11,097,916
Discover Financial Services	148,436	10,283,646
Extra Space Storage, Inc.	128,406	9,251,652
Mastercard, Inc. — Class A	85,934	9,137,362
Marsh & McLennan Companies, Inc.	125,095	8,508,962
Total Financial		267,838,822
Industrial - 13.7%
Vulcan Materials Co.	210,581	27,023,860
Corning, Inc.	1,003,369	26,579,244
Ingersoll-Rand plc	261,662	20,762,880
Martin Marietta Materials, Inc.	83,526	19,177,570
Amphenol Corp. — Class A	228,292	15,407,427

Guggenheim S&P 500® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Industrial - 13.7% (continued)
Cummins, Inc.	98,703	$14,510,328
TransDigm Group, Inc.	64,264	13,906,729
Northrop Grumman Corp.	59,499	13,630,031
Illinois Tool Works, Inc.	103,664	13,186,061
FedEx Corp.	69,145	13,076,011
General Dynamics Corp.	70,758	12,812,859
Garmin Ltd.	254,057	12,268,413
Harris Corp.	114,010	11,709,967
Acuity Brands, Inc.	54,303	11,253,211
Republic Services, Inc. — Class A	180,105	10,334,425
J.B. Hunt Transport Services, Inc.	98,615	9,770,774
Xylem, Inc.[1]	190,724	9,404,600
Total Industrial		254,814,390
Basic Materials - 1.7%
Albemarle Corp.	191,060	17,699,798
Newmont Mining Corp.	361,349	13,109,742
Total Basic Materials		30,809,540
Energy - 1.4%
Murphy Oil Corp.[1]	563,663	16,295,497
Spectra Energy Corp.	218,871	9,115,977
Total Energy		25,411,474
Utilities - 0.5%
American Water Works Co., Inc.	119,808	8,798,700
Total Common Stocks
(Cost $1,679,175,447)		1,855,333,949

SHORT-TERM INVESTMENTS† - 0.3%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.34%[2]	4,990,596	4,990,596
Total Short-Term Investments
(Cost $4,990,596)		4,990,596

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 1.3%
Joint Repurchase Agreements
Jefferies LLC issued 01/31/17 at 0.64% due 02/01/17	$5,726,476	5,726,476
Daiwa Capital Markets America issued 01/31/17 at 0.58% due 02/01/17	5,726,476	5,726,476
Cantor Fitzgerald Securities issued 01/31/17 at 0.56% due 02/01/17	5,726,476	5,726,476
Nomura Securities International, Inc. issued 01/31/17 at 0.55% due 02/01/17	5,726,476	5,726,476
RBC Dominion Securities, Inc. issued 01/31/17 at 0.56% due 02/01/17	1,697,071	1,697,071
Total Securities Lending Collateral
(Cost $24,602,975)		24,602,975
Total Investments - 101.3%
(Cost $1,708,769,018)		$1,884,927,520
Other Assets & Liabilities, net - (1.3)%		(24,665,192)
Total Net Assets - 100.0%		$1,860,262,328

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2017 — See Note 3.
[2]	Rate indicated is the 7 day yield as of January 31, 2017.
[3]	Securities lending collateral — See Note 3.
plc	— Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,855,333,949	$—	$—	$1,855,333,949
Securities Lending Collateral	—	24,602,975	—	24,602,975
Short-Term Investments	4,990,596	—	—	4,990,596
Total	$1,860,324,545	$24,602,975	$—	$1,884,927,520

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended January 31, 2017, there were no transfers between levels.

Guggenheim S&P 500® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 100.0%
Financial - 30.6%
Berkshire Hathaway, Inc. — Class B*	133,330	$21,884,786
Prudential Financial, Inc.	152,786	16,059,337
Assurant, Inc.	157,346	15,283,018
Hartford Financial Services Group, Inc.	274,389	13,365,488
MetLife, Inc.	244,447	13,300,361
Unum Group	287,561	13,063,897
Lincoln National Corp.	192,129	12,970,629
XL Group Ltd.	341,690	12,837,293
Allstate Corp.	148,209	11,146,799
Loews Corp.	235,710	10,979,372
Capital One Financial Corp.	116,764	10,204,006
American International Group, Inc.	155,086	9,965,826
Bank of America Corp.	434,983	9,848,015
Citigroup, Inc.	172,132	9,610,130
Travelers Companies, Inc.	70,275	8,276,989
Aflac, Inc.	118,089	8,265,049
Regions Financial Corp.	557,160	8,028,675
Morgan Stanley	176,075	7,481,427
SunTrust Banks, Inc.	129,620	7,365,008
Chubb Ltd.	51,120	6,721,769
JPMorgan Chase & Co.	68,572	5,803,248
Principal Financial Group, Inc.	100,925	5,761,808
Zions Bancorporation	132,992	5,610,932
Goldman Sachs Group, Inc.	24,423	5,600,682
Fifth Third Bancorp	214,144	5,589,158
Progressive Corp.	147,727	5,530,899
PNC Financial Services Group, Inc.	45,742	5,510,081
People's United Financial, Inc.[1]	271,619	5,092,856
Navient Corp.	293,246	4,410,420
BB&T Corp.	94,619	4,370,452
Wells Fargo & Co.	74,841	4,215,794
Bank of New York Mellon Corp.	90,200	4,034,646
Huntington Bancshares, Inc.	288,779	3,907,180
Torchmark Corp.	52,513	3,861,806
State Street Corp.	40,866	3,113,989
Invesco Ltd.	101,055	2,922,511
Total Financial		301,994,336
Consumer, Cyclical - 20.0%
General Motors Co.	523,594	19,168,776
Ford Motor Co.	1,248,436	15,430,669
AutoNation, Inc.*	289,440	15,375,053
Staples, Inc.	1,289,868	11,866,786
Goodyear Tire & Rubber Co.	344,365	11,153,982
PulteGroup, Inc.	507,883	10,924,563
CVS Health Corp.	134,350	10,588,123
Wal-Mart Stores, Inc.[1]	150,398	10,037,563
DR Horton, Inc.	313,849	9,387,224
Lennar Corp. — Class A	204,291	9,121,593
Whirlpool Corp.	47,854	8,369,186
Kohl's Corp.	197,072	7,849,378
Bed Bath & Beyond, Inc.	180,653	7,289,349
BorgWarner, Inc.[1]	155,349	6,342,900
Macy's, Inc.	189,372	5,594,049
Costco Wholesale Corp.	33,440	5,482,488
PVH Corp.	56,917	5,339,384
The Gap, Inc.[1]	218,998	5,043,524
Target Corp.	72,892	4,700,076
Walgreens Boots Alliance, Inc.	49,835	4,083,480
American Airlines Group, Inc.	90,370	3,998,872
Delta Air Lines, Inc.	84,512	3,992,347
Carnival Corp.	67,580	3,742,580
Signet Jewelers Ltd.[1]	37,841	2,939,110
Total Consumer, Cyclical		197,821,055
Consumer, Non-cyclical - 16.0%
Archer-Daniels-Midland Co.	363,206	16,075,498
Centene Corp.*	253,763	16,055,584
Anthem, Inc.	101,182	15,596,193
Endo International plc*	937,570	11,475,857
Cardinal Health, Inc.	152,477	11,429,676
McKesson Corp.	77,135	10,733,335
AmerisourceBergen Corp. — Class A	118,661	10,356,732
Kroger Co.	299,068	10,156,350
Tyson Foods, Inc. — Class A	156,304	9,814,328
Mallinckrodt plc*	180,352	8,788,553
Express Scripts Holding Co.*	122,570	8,442,622
Allergan plc	32,455	7,104,075
Patterson Companies, Inc.[1]	167,001	6,948,912
Whole Foods Market, Inc.[1]	202,788	6,128,253
Cigna Corp.	35,066	5,127,351
DaVita, Inc.*	68,944	4,395,180
Total Consumer, Non-cyclical		158,628,499
Energy - 8.0%
Valero Energy Corp.	254,690	16,748,415
First Solar, Inc.*,1	425,459	13,270,066
Tesoro Corp.	163,005	13,178,954
Transocean Ltd.*,1	910,491	12,719,559
Marathon Petroleum Corp.	248,943	11,961,711
Phillips 66	99,614	8,130,495
Marathon Oil Corp.	214,539	3,593,528
Total Energy		79,602,728
Utilities - 7.4%
Exelon Corp.	292,523	10,495,726
Entergy Corp.	133,400	9,556,776
FirstEnergy Corp.	251,214	7,616,808
AES Corp.	635,165	7,266,288
NRG Energy, Inc.	414,772	6,860,329
Duke Energy Corp.	80,776	6,344,147
Consolidated Edison, Inc.	74,338	5,527,030
Public Service Enterprise Group, Inc.	101,113	4,474,250
Eversource Energy	78,098	4,320,381
Ameren Corp.	73,806	3,885,886
Xcel Energy, Inc.	86,932	3,592,030
DTE Energy Co.	35,811	3,532,397
Total Utilities		73,472,048
Industrial - 7.1%
Arconic, Inc.[1]	864,912	19,711,344
Fluor Corp.	208,117	11,550,494
Ryder System, Inc.	110,171	8,549,270
WestRock Co.	151,996	8,110,507
Jacobs Engineering Group, Inc.	134,317	7,864,260
Textron, Inc.	117,294	5,556,217
Johnson Controls International plc	116,832	5,138,271
Eaton Corp. plc	53,785	3,806,902
Total Industrial		70,287,265

Guggenheim S&P 500® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Communications - 5.0%
CenturyLink, Inc.[1]	652,932	$16,884,822
Frontier Communications Corp.[1]	3,344,325	11,671,694
News Corp. — Class A	821,180	10,092,302
AT&T, Inc.	96,882	4,084,545
TEGNA, Inc.	145,614	3,336,017
News Corp. — Class B	256,643	3,246,534
Total Communications		49,315,914
Technology - 3.1%
Xerox Corp.	1,784,449	12,366,232
Hewlett Packard Enterprise Co.	450,836	10,224,960
HP, Inc.	297,788	4,481,709
Western Digital Corp.	49,941	3,981,796
Total Technology		31,054,697
Basic Materials - 1.4%
Mosaic Co.[1]	332,627	10,434,509
Eastman Chemical Co.	45,334	3,513,385
Total Basic Materials		13,947,894
Diversified - 1.4%
Leucadia National Corp.	568,286	13,553,621
Total Common Stocks
(Cost $971,840,762)		989,678,057

SHORT-TERM INVESTMENTS† - 0.0%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.34%[2]	360,033	360,033
Total Short-Term Investments
(Cost $360,033)		360,033

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 6.1%
Joint Repurchase Agreements
Jefferies LLC issued 01/31/17 at 0.64% due 02/01/17	$14,107,510	14,107,510
Daiwa Capital Markets America issued 01/31/17 at 0.58% due 02/01/17	14,107,510	14,107,510
Cantor Fitzgerald Securities issued 01/31/17 at 0.56% due 02/01/17	14,107,510	14,107,510
Nomura Securities International, Inc. issued 01/31/17 at 0.55% due 02/01/17	14,107,510	14,107,510
RBC Dominion Securities, Inc. issued 01/31/17 at 0.56% due 02/01/17	4,181,241	4,181,241
Total Securities Lending Collateral
(Cost $60,611,281)		60,611,281
Total Investments - 106.1%
(Cost $1,032,812,076)		$1,050,649,371
Other Assets & Liabilities, net - (6.1)%		(60,150,111)
Total Net Assets - 100.0%		$990,499,260

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2017 — See Note 3.
[2]	Rate indicated is the 7 day yield as of January 31, 2017.
[3]	Securities lending collateral — See Note 3.
plc	— Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$989,678,057	$—	$—	$989,678,057
Securities Lending Collateral	—	60,611,281	—	60,611,281
Short-Term Investments	360,033	—	—	360,033
Total	$990,038,090	$60,611,281	$—	$1,050,649,371

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended January 31, 2017, there were no transfers between levels.

Guggenheim S&P 500® Top 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8%
Consumer, Non-cyclical - 24.7%
Johnson & Johnson	174,558	$19,768,693
Procter & Gamble Co.	171,701	15,041,008
Pfizer, Inc.	389,366	12,354,583
Merck & Company, Inc.	176,907	10,966,465
Coca-Cola Co.	249,061	10,353,466
UnitedHealth Group, Inc.	61,071	9,899,609
Philip Morris International, Inc.	99,540	9,568,781
PepsiCo, Inc.	92,022	9,550,043
Altria Group, Inc.	125,135	8,907,109
Amgen, Inc.	47,733	7,478,806
Medtronic plc	88,099	6,697,286
AbbVie, Inc.	104,272	6,372,062
Gilead Sciences, Inc.	84,533	6,124,416
Celgene Corp.*	49,740	5,777,301
Bristol-Myers Squibb Co.	107,232	5,271,525
Allergan plc	24,066	5,267,807
Total Consumer, Non-cyclical		149,398,960
Communications - 21.8%
Amazon.com, Inc.*	25,305	20,838,161
Facebook, Inc. — Class A*	150,195	19,573,412
AT&T, Inc.	394,028	16,612,220
Alphabet, Inc. — Class A*	18,998	15,581,971
Alphabet, Inc. — Class C*	19,043	15,173,272
Verizon Communications, Inc.	261,570	12,819,546
Comcast Corp. — Class A	152,926	11,533,679
Walt Disney Co.	93,944	10,394,904
Cisco Systems, Inc.	322,084	9,894,420
Total Communications		132,421,585
Technology - 17.7%
Apple, Inc.	342,139	41,518,568
Microsoft Corp.	498,893	32,253,432
Intel Corp.	304,070	11,195,857
International Business Machines Corp.	55,519	9,689,176
Oracle Corp.	192,302	7,713,233
QUALCOMM, Inc.	94,762	5,063,134
Total Technology		107,433,400
Financial - 16.0%
Berkshire Hathaway, Inc. — Class B*	121,838	19,998,489
JPMorgan Chase & Co.	229,593	19,430,455
Wells Fargo & Co.	290,023	16,336,996
Bank of America Corp.	648,374	14,679,187
Citigroup, Inc.	182,848	10,208,404
Visa, Inc. — Class A	119,830	9,911,140
Mastercard, Inc. — Class A	61,877	6,579,381
Total Financial		97,144,052
Industrial - 7.7%
General Electric Co.	567,614	16,858,137
3M Co.	38,592	6,746,653
Boeing Co.	36,827	6,018,268
Honeywell International, Inc.	48,901	5,785,966
Union Pacific Corp.	52,877	5,635,631
United Technologies Corp.	49,135	5,388,635
Total Industrial		46,433,290
Energy - 7.1%
Exxon Mobil Corp.	266,065	22,320,193
Chevron Corp.	121,125	13,487,269
Schlumberger Ltd.	89,271	7,472,875
Total Energy		43,280,337
Consumer, Cyclical - 4.8%
Home Depot, Inc.	78,162	10,753,528
McDonald's Corp.	53,284	6,531,020
Wal-Mart Stores, Inc.	96,622	6,448,552
CVS Health Corp.	68,427	5,392,732
Total Consumer, Cyclical		29,125,832
Total Common Stocks
(Cost $507,060,874)		605,237,456

SHORT-TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.34%[1]	859,367	859,367
Total Short-Term Investments
(Cost $859,367)		859,367
Total Investments - 99.9%
(Cost $507,920,241)		$606,096,823
Other Assets & Liabilities, net - 0.1%		512,800
Total Net Assets - 100.0%		$606,609,623

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	Rate indicated is the 7 day yield as of January 31, 2017.
plc	— Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$605,237,456	$—	$—	$605,237,456
Short-Term Investments	859,367	—	—	859,367
Total	$606,096,823	$—	$—	$606,096,823

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended January 31, 2017, there were no transfers between levels.

Guggenheim S&P MidCap 400® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.7%
Financial - 23.7%
Quality Care Properties, Inc.*	19,606	$361,927
CoreCivic, Inc.	12,431	360,995
Lamar Advertising Co. — Class A	4,586	346,335
Old Republic International Corp.	16,568	344,614
Corporate Office Properties Trust[1]	10,348	329,273
Primerica, Inc.[1]	4,344	327,755
SLM Corp.*	27,368	325,132
Aspen Insurance Holdings Ltd.	5,760	324,864
Bank of the Ozarks, Inc.	5,901	323,787
Camden Property Trust	3,870	323,416
Omega Healthcare Investors, Inc.	10,059	322,592
Mercury General Corp.	5,086	321,690
Highwoods Properties, Inc.	6,237	320,644
EPR Properties	4,326	319,994
CBOE Holdings, Inc.[1]	4,015	319,674
Senior Housing Properties Trust	16,731	318,726
WR Berkley Corp.	4,735	318,240
Equity One, Inc.	10,194	317,951
Communications Sales & Leasing, Inc.	12,090	317,725
Regency Centers Corp.	4,551	317,341
Valley National Bancorp	26,190	317,161
RenaissanceRe Holdings Ltd.	2,325	316,944
Medical Properties Trust, Inc.	24,781	315,958
Everest Re Group Ltd.	1,436	315,819
First American Financial Corp.	8,402	315,747
Raymond James Financial, Inc.	4,206	315,156
American Campus Communities, Inc.	6,481	315,106
Signature Bank*	1,987	312,992
Hospitality Properties Trust	10,054	312,981
Cullen/Frost Bankers, Inc.[1]	3,499	312,810
Alleghany Corp.*	511	312,512
Prosperity Bancshares, Inc.[1]	4,301	312,382
East West Bancorp, Inc.	6,072	312,345
Hancock Holding Co.	6,788	311,230
Cousins Properties, Inc.	36,582	310,947
Associated Banc-Corp.	12,281	310,709
Alexandria Real Estate Equities, Inc.	2,802	310,518
SVB Financial Group*	1,802	310,358
National Retail Properties, Inc.	7,112	310,083
PrivateBancorp, Inc. — Class A	5,670	309,922
Synovus Financial Corp.	7,423	309,391
American Financial Group, Inc.	3,581	308,575
Endurance Specialty Holdings Ltd.[1]	3,323	308,009
PacWest Bancorp	5,554	307,692
Urban Edge Properties	10,984	307,222
Weingarten Realty Investors	8,593	306,169
Rayonier, Inc.[1]	10,949	305,368
Education Realty Trust, Inc.	7,552	303,666
Kilroy Realty Corp.	4,054	303,442
Douglas Emmett, Inc.	8,019	303,439
LaSalle Hotel Properties	10,054	303,329
Healthcare Realty Trust, Inc.	10,033	303,097
BancorpSouth, Inc.[1]	10,171	302,079
Reinsurance Group of America, Inc. — Class A	2,404	301,630
Care Capital Properties, Inc.	12,171	300,745
CNO Financial Group, Inc.	15,886	300,404
First Horizon National Corp.	15,015	300,300
Jones Lang LaSalle, Inc.	2,906	299,405
Mack-Cali Realty Corp.	10,672	299,029
SEI Investments Co.	6,155	298,579
Alexander & Baldwin, Inc.	6,699	298,239
Webster Financial Corp.	5,675	298,051
Eaton Vance Corp.	7,101	297,744
Life Storage, Inc.	3,650	297,293
Stifel Financial Corp.*	5,906	297,249
Kemper Corp.[1]	6,865	296,568
Bank of Hawaii Corp.	3,451	296,475
UMB Financial Corp.	3,819	294,598
Cathay General Bancorp	8,078	294,362
Tanger Factory Outlet Centers, Inc.	8,601	294,068
Commerce Bancshares, Inc.	5,196	293,730
Potlatch Corp.	7,129	293,715
Umpqua Holdings Corp.	16,039	293,674
Liberty Property Trust	7,614	292,301
Legg Mason, Inc.	9,223	292,277
Brown & Brown, Inc.	6,937	292,256
MB Financial, Inc.	6,550	291,672
DCT Industrial Trust, Inc.	6,519	291,334
Fulton Financial Corp.[1]	15,983	290,891
Taubman Centers, Inc.	4,102	290,586
Washington Federal, Inc.	8,812	289,474
First Industrial Realty Trust, Inc.	11,142	288,021
Washington Prime Group, Inc.	29,846	288,014
Hanover Insurance Group, Inc.	3,384	284,053
Duke Realty Corp.	11,596	282,131
Trustmark Corp.	8,386	281,937
FNB Corp.	18,759	280,259
TCF Financial Corp.	15,858	275,136
New York Community Bancorp, Inc.	18,077	274,590
Chemical Financial Corp.	5,550	274,337
International Bancshares Corp.[1]	7,352	272,759
Janus Capital Group, Inc.	21,785	272,313
Federated Investors, Inc. — Class B	10,422	271,076
Waddell & Reed Financial, Inc. — Class A1	14,298	258,079
WisdomTree Investments, Inc.[1]	24,026	247,468
Genworth Financial, Inc. — Class A*	72,992	245,253
Total Financial		29,167,908
Industrial - 18.1%
Energizer Holdings, Inc.	6,953	350,918
Silgan Holdings, Inc.	5,994	350,708
Timken Co.	7,838	348,007
Jabil Circuit, Inc.	14,247	341,643
Cognex Corp.	4,879	329,625
KLX, Inc.*	6,725	329,457
Huntington Ingalls Industries, Inc.	1,695	328,762
Nordson Corp.	2,891	328,215
Kennametal, Inc.	9,129	326,270
Graco, Inc.	3,637	325,839
Knowles Corp.*,1	18,068	325,585
Packaging Corporation of America	3,527	325,119
Hubbell, Inc.	2,650	323,512
Gentex Corp.	15,477	323,315

Guggenheim S&P MidCap 400® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Industrial - 18.1% (continued)
Lincoln Electric Holdings, Inc.	3,856	$321,475
MSA Safety, Inc.	4,496	320,790
AGCO Corp.	5,103	320,468
Wabtec Corp.[1]	3,695	320,135
Greif, Inc. — Class A1	5,558	320,030
National Instruments Corp.	10,156	319,102
Vishay Intertechnology, Inc.[1]	19,189	318,537
Cree, Inc.*,1	11,467	316,260
Eagle Materials, Inc.	3,015	315,309
Arrow Electronics, Inc.*	4,287	315,181
B/E Aerospace, Inc.	5,125	315,034
Owens-Illinois, Inc.*	16,634	314,383
Sonoco Products Co.[1]	5,701	313,270
Littelfuse, Inc.	1,979	312,108
Werner Enterprises, Inc.	11,098	311,854
Trimble, Inc.*	10,482	310,477
Zebra Technologies Corp. — Class A*	3,696	309,244
Joy Global, Inc.	10,974	308,589
Clean Harbors, Inc.*	5,550	308,025
Keysight Technologies, Inc.*	8,299	307,644
CLARCOR, Inc.	3,715	307,639
Terex Corp.	9,669	307,474
Dycom Industries, Inc.*,1	3,808	307,153
Lennox International, Inc.	1,955	306,564
Woodward, Inc.	4,394	305,998
Oshkosh Corp.	4,385	305,328
Orbital ATK, Inc.	3,504	304,673
Old Dominion Freight Line, Inc.	3,450	304,566
AptarGroup, Inc.	4,122	300,782
Trinity Industries, Inc.	10,873	299,443
Belden, Inc.	3,909	298,921
Avnet, Inc.	6,419	298,098
KBR, Inc.	17,500	297,675
Tech Data Corp.*	3,479	297,663
Regal Beloit Corp.	4,100	297,660
IDEX Corp.	3,286	296,266
Teledyne Technologies, Inc.*	2,411	296,239
AO Smith Corp.	6,057	295,280
Carlisle Companies, Inc.	2,704	295,033
Bemis Company, Inc.[1]	6,053	294,902
Landstar System, Inc.	3,484	294,746
ITT, Inc.	7,208	294,591
EMCOR Group, Inc.	4,226	294,510
SYNNEX Corp.	2,432	292,278
Donaldson Company, Inc.	6,912	292,032
EnerSys	3,735	291,143
Crane Co.	4,034	290,609
Genesee & Wyoming, Inc. — Class A*	3,848	289,985
GATX Corp.[1]	4,971	287,423
Kirby Corp.*,1	4,439	286,094
Granite Construction, Inc.	5,093	285,870
Valmont Industries, Inc.	1,982	285,408
Curtiss-Wright Corp.	2,907	285,061
Louisiana-Pacific Corp.*	14,860	284,272
Esterline Technologies Corp.*	3,309	283,416
AECOM*	7,667	283,142
Triumph Group, Inc.	10,495	280,741
Worthington Industries, Inc.	5,344	255,390
Total Industrial		22,128,958
Consumer, Non-cyclical - 15.6%
VCA, Inc.*	4,762	431,437
CEB, Inc.	5,209	398,228
United Therapeutics Corp.*	2,341	383,057
Tenet Healthcare Corp.*	20,290	356,901
MarketAxess Holdings, Inc.	1,846	345,664
Prestige Brands Holdings, Inc.*	6,540	345,051
Helen of Troy Ltd.*	3,671	342,504
Catalent, Inc.*	12,553	335,918
Charles River Laboratories International, Inc.*	4,157	335,886
ResMed, Inc.[1]	4,947	334,120
PAREXEL International Corp.*	4,711	333,963
Globus Medical, Inc. — Class A*	12,601	332,163
Teleflex, Inc.	1,975	331,268
Service Corporation International	11,326	329,926
Post Holdings, Inc.*	3,913	327,440
Hill-Rom Holdings, Inc.	5,554	326,964
Bio-Rad Laboratories, Inc. — Class A*	1,719	326,748
LivaNova plc*	6,782	326,248
STERIS plc	4,585	324,756
Avon Products, Inc.*	55,300	324,611
DeVry Education Group, Inc.	9,642	323,007
Molina Healthcare, Inc.*	5,689	322,680
NuVasive, Inc.*	4,542	321,437
LifePoint Health, Inc.*	5,411	321,143
Flowers Foods, Inc.[1]	15,962	320,996
Rollins, Inc.	9,073	319,914
WellCare Health Plans, Inc.*	2,198	319,897
Live Nation Entertainment, Inc.*	11,167	319,599
ManpowerGroup, Inc.	3,333	318,168
Edgewell Personal Care Co.*	4,034	318,041
TreeHouse Foods, Inc.*,1	4,188	317,785
Ingredion, Inc.	2,477	317,526
Lamb Weston Holdings, Inc.	8,467	316,327
Akorn, Inc.*,1	16,561	316,315
Owens & Minor, Inc.	8,723	312,981
MEDNAX, Inc.*	4,542	310,446
Deluxe Corp.	4,260	310,341
West Pharmaceutical Services, Inc.	3,659	309,661
Graham Holdings Co. — Class B	595	309,132
Hain Celestial Group, Inc.*	7,791	308,212
Snyder's-Lance, Inc.[1]	8,002	307,117
WhiteWave Foods Co. — Class A*	5,573	306,850
United Natural Foods, Inc.*	6,656	304,179
WEX, Inc.*,1	2,656	303,660
Halyard Health, Inc.*	7,885	303,336
Sotheby's*,1	7,503	297,944
CoreLogic, Inc.*	8,414	296,762
Gartner, Inc.*	2,953	293,410
Aaron's, Inc.	9,471	293,033
Dean Foods Co.	14,720	292,339
Bio-Techne Corp.	2,865	291,514
Lancaster Colony Corp.	2,212	289,883
HealthSouth Corp.	7,460	289,597
Align Technology, Inc.*,1	3,138	287,723

Guggenheim S&P MidCap 400® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Consumer, Non-cyclical - 15.6% (continued)
Avis Budget Group, Inc.*	7,615	$283,430
FTI Consulting, Inc.*	6,709	282,717
Tootsie Roll Industries, Inc.[1]	7,541	282,410
ABIOMED, Inc.*	2,637	280,498
Sprouts Farmers Market, Inc.*,1	14,697	274,393
Boston Beer Company, Inc. — Class A*,1	1,774	272,664
Total Consumer, Non-cyclical		19,059,920
Consumer, Cyclical - 12.9%
NVR, Inc.*	184	341,871
Kate Spade & Co.*	18,422	340,990
MSC Industrial Direct Company, Inc. — Class A	3,291	336,176
Tupperware Brands Corp.[1]	5,521	333,248
Cinemark Holdings, Inc.	7,803	331,628
Domino's Pizza, Inc.	1,885	329,007
Brunswick Corp.	5,495	328,930
Toro Co.	5,439	320,520
Copart, Inc.*,1	5,565	315,758
Dana, Inc.	15,583	313,842
CST Brands, Inc.	6,398	308,255
CalAtlantic Group, Inc.[1]	8,740	304,764
Pool Corp.[1]	2,882	304,223
Thor Industries, Inc.	2,924	302,634
Panera Bread Co. — Class A*,1	1,441	301,255
Wendy's Co.	22,261	301,191
World Fuel Services Corp.	6,758	300,596
Toll Brothers, Inc.*	9,574	300,241
Polaris Industries, Inc.[1]	3,567	299,878
Papa John's International, Inc.[1]	3,498	298,100
Watsco, Inc.	1,940	296,315
Dunkin' Brands Group, Inc.	5,703	295,815
Jack in the Box, Inc.	2,738	295,485
HSN, Inc.	8,382	295,466
TRI Pointe Group, Inc.*,1	24,064	295,265
Scotts Miracle-Gro Co. — Class A	3,203	294,580
KB Home[1]	17,900	293,202
Cheesecake Factory, Inc.	4,855	292,562
GameStop Corp. — Class A1	11,839	289,937
Casey's General Stores, Inc.	2,513	288,744
Texas Roadhouse, Inc. — Class A	6,138	286,276
Churchill Downs, Inc.	1,988	284,979
Cracker Barrel Old Country Store, Inc.	1,801	284,666
Deckers Outdoor Corp.*,1	4,942	284,659
Skechers U.S.A., Inc. — Class A*	11,323	284,434
International Speedway Corp. — Class A	7,727	283,195
Big Lots, Inc.[1]	5,612	280,600
HNI Corp.	5,560	280,280
Herman Miller, Inc.	8,940	278,928
JetBlue Airways Corp.*	14,067	275,854
Cabela's, Inc.*	4,930	275,538
Carter's, Inc.	3,273	274,114
Buffalo Wild Wings, Inc.*	1,785	269,535
Office Depot, Inc.	60,280	268,246
Sally Beauty Holdings, Inc.*,1	11,182	266,132
Williams-Sonoma, Inc.	5,504	265,348
Dick's Sporting Goods, Inc.	5,108	263,573
RH*	9,650	260,743
American Eagle Outfitters, Inc.[1]	17,143	259,031
Brinker International, Inc.[1]	5,769	256,721
Chico's FAS, Inc.	18,422	248,513
Fossil Group, Inc.*,1	9,136	233,608
Vista Outdoor, Inc.*	7,974	229,731
Tempur Sealy International, Inc.*,1	4,733	203,519
J.C. Penney Company, Inc.*,1	30,170	200,631
Total Consumer, Cyclical		15,849,332
Technology - 11.1%
NeuStar, Inc. — Class A*	11,114	368,985
IPG Photonics Corp.*	3,091	355,434
VeriFone Systems, Inc.*,1	18,713	340,016
Teradyne, Inc.	11,906	337,892
Diebold Nixdorf, Inc.[1]	12,422	337,878
PTC, Inc.*	6,394	336,133
Monolithic Power Systems, Inc.	3,835	334,566
Fortinet, Inc.*	10,036	333,797
Synopsys, Inc.*	5,229	328,852
3D Systems Corp.*,1	19,886	327,920
CDK Global, Inc.	5,214	326,135
Allscripts Healthcare Solutions, Inc.*	27,726	324,671
DST Systems, Inc.	2,813	323,917
Cirrus Logic, Inc.*	5,367	323,737
NCR Corp.*	7,476	321,618
j2 Global, Inc.[1]	3,805	318,897
Cypress Semiconductor Corp.[1]	26,946	317,963
Integrated Device Technology, Inc.*	12,594	317,243
Computer Sciences Corp.	5,061	314,794
Tyler Technologies, Inc.*,1	2,144	313,067
MSCI, Inc. — Class A	3,783	313,043
Ultimate Software Group, Inc.*,1	1,615	312,761
Broadridge Financial Solutions, Inc.	4,683	311,560
Fair Isaac Corp.	2,523	311,086
Intersil Corp. — Class A	13,830	310,207
Brocade Communications Systems, Inc.	24,846	309,830
Mentor Graphics Corp.[1]	8,387	309,564
NetScout Systems, Inc.*	9,289	309,324
Jack Henry & Associates, Inc.	3,444	309,202
Cadence Design Systems, Inc.*	11,872	309,028
Advanced Micro Devices, Inc.*,1	29,752	308,528
MAXIMUS, Inc.	5,591	308,288
Synaptics, Inc.*,1	5,465	308,117
Manhattan Associates, Inc.*	5,934	304,177
ACI Worldwide, Inc.*	15,618	302,989
ANSYS, Inc.*	3,232	301,416
Convergys Corp.	12,106	300,471
Silicon Laboratories, Inc.*	4,559	297,247
Acxiom Corp.*	11,302	294,982
Microsemi Corp.*	5,519	293,335
Leidos Holdings, Inc.	5,896	284,895
Science Applications International Corp.	3,467	282,283
CommVault Systems, Inc.*	5,704	280,066
Total Technology		13,575,914

Guggenheim S&P MidCap 400® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

Shares	Value
COMMON STOCKS† - 99.7% (continued)
Basic Materials - 5.1%
Chemours Co.	13,722	$362,534
Allegheny Technologies, Inc.[1]	16,264	353,417
Valspar Corp.	3,001	332,121
Royal Gold, Inc.	4,596	331,693
Domtar Corp.	7,428	324,529
Compass Minerals International, Inc.[1]	3,836	320,690
Versum Materials, Inc.*	11,382	318,127
Cabot Corp.	5,734	317,492
Ashland Global Holdings, Inc.	2,640	314,239
Olin Corp.	11,894	311,742
Carpenter Technology Corp.	7,755	310,356
NewMarket Corp.	718	309,580
PolyOne Corp.	8,962	305,694
Minerals Technologies, Inc.	3,772	302,326
RPM International, Inc.	5,635	294,485
Reliance Steel & Aluminum Co.	3,637	289,687
Sensient Technologies Corp.	3,707	284,512
Steel Dynamics, Inc.	8,289	280,251
United States Steel Corp.	8,533	279,114
Commercial Metals Co.	12,963	264,834
Total Basic Materials		6,207,423
Energy - 4.8%
Patterson-UTI Energy, Inc.[1]	10,917	306,112
Oil States International, Inc.*,1	7,748	306,046
Ensco plc — Class A	28,000	305,760
Dril-Quip, Inc.*,1	4,893	304,345
Superior Energy Services, Inc.*,1	17,057	301,397
Nabors Industries Ltd.	18,511	300,804
Murphy USA, Inc.*	4,604	293,274
WPX Energy, Inc.*	20,783	289,508
NOW, Inc.*,1	13,440	285,734
Oceaneering International, Inc.	10,255	285,602
Western Refining, Inc.	7,899	276,544
Energen Corp.*	5,127	276,294
Noble Corporation plc	40,318	272,147
Rowan Companies plc — Class A*	15,123	271,004
HollyFrontier Corp.	9,314	269,827
QEP Resources, Inc.*	15,411	268,768
Denbury Resources, Inc.*,1	78,183	261,913
SM Energy Co.[1]	8,414	256,711
CONSOL Energy, Inc.[1]	14,441	244,631
Diamond Offshore Drilling, Inc.*,1	14,614	239,377
Gulfport Energy Corp.*	10,437	218,133
Total Energy		5,833,931
Utilities - 4.6%
Southwest Gas Holdings, Inc.	4,167	335,735
Vectren Corp.	5,971	327,748
New Jersey Resources Corp.	8,651	326,143
WGL Holdings, Inc.	3,954	323,991
PNM Resources, Inc.	9,331	320,986
Atmos Energy Corp.	4,207	320,489
UGI Corp.	6,902	320,046
Hawaiian Electric Industries, Inc.	9,498	317,993
ONE Gas, Inc.	4,905	316,961
Black Hills Corp.[1]	5,051	315,940
Great Plains Energy, Inc.	11,344	312,527
Aqua America, Inc.[1]	10,234	311,216
OGE Energy Corp.	9,242	309,977
NorthWestern Corp.	5,426	309,879
IDACORP, Inc.	3,851	308,157
MDU Resources Group, Inc.	10,449	306,678
National Fuel Gas Co.[1]	5,293	297,202
Westar Energy, Inc.	5,388	294,670
Total Utilities		5,676,338
Communications - 3.8%
InterDigital, Inc.	3,625	338,575
AMC Networks, Inc. — Class A*	5,878	337,103
Time, Inc.	17,307	333,160
Telephone & Data Systems, Inc.	10,641	326,147
Meredith Corp.[1]	5,303	325,073
FactSet Research Systems, Inc.[1]	1,842	318,758
Cable One, Inc.	504	318,720
comScore, Inc.*	9,407	315,605
Plantronics, Inc.	5,564	314,811
Ciena Corp.*,1	12,484	303,861
ARRIS International plc*	10,356	295,974
John Wiley & Sons, Inc. — Class A	5,364	295,556
New York Times Co. — Class A	21,844	294,894
WebMD Health Corp. — Class A*	5,811	289,911
ViaSat, Inc.*,1	4,460	289,499
Total Communications		4,697,647
Total Common Stocks
(Cost $105,285,502)		122,197,371

SHORT-TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.34%[2]	254,843	254,843
Total Short-Term Investments
(Cost $254,843)		254,843

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 7.4%
Joint Repurchase Agreements
Jefferies LLC issued 01/31/17 at 0.64% due 02/01/17	$2,096,739	2,096,739
Daiwa Capital Markets America issued 01/31/17 at 0.58% due 02/01/17	2,096,739	2,096,739
Cantor Fitzgerald Securities issued 01/31/17 at 0.56% due 02/01/17	2,096,739	2,096,739
Nomura Securities International, Inc. issued 01/31/17 at 0.55% due 02/01/17	2,096,739	2,096,739
RBC Dominion Securities, Inc. issued 01/31/17 at 0.56% due 02/01/17	621,445	621,445
Total Securities Lending Collateral
(Cost $9,008,401)		9,008,401
Total Investments - 107.3%
(Cost $114,548,746)		$131,460,615
Other Assets & Liabilities, net - (7.3)%		(8,982,703)
Total Net Assets - 100.0%		$122,477,912

Guggenheim S&P MidCap 400® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2017 ─ See Note 3.
[2]	Rate indicated is the 7 day yield as of January 31, 2017.
[3]	Securities lending collateral ─ See Note 3.
plc ─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$122,197,371	$—	$—	$122,197,371
Securities Lending Collateral	—	9,008,401	—	9,008,401
Short-Term Investments	254,843	—	—	254,843
Total	$122,452,214	$9,008,401	$—	$131,460,615

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended January 31, 2017, there were no transfers between levels.

Guggenheim S&P MidCap 400® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8%
Consumer, Cyclical - 21.8%
Thor Industries, Inc.	94,470	$9,777,645
Kate Spade & Co.*	523,177	9,684,006
Domino's Pizza, Inc.	53,102	9,268,423
Papa John's International, Inc.[1]	88,157	7,512,740
Skechers U.S.A., Inc. — Class A*	275,772	6,927,393
Copart, Inc.*,1	117,428	6,662,865
Dick's Sporting Goods, Inc.	122,679	6,330,236
Jack in the Box, Inc.	58,437	6,306,521
Texas Roadhouse, Inc. — Class A	129,746	6,051,353
Wendy's Co.[1]	437,424	5,918,347
MSC Industrial Direct Company, Inc. — Class A	54,854	5,603,336
Toro Co.[1]	88,271	5,201,810
Churchill Downs, Inc.[1]	34,657	4,968,081
NVR, Inc.*	2,546	4,730,468
Dunkin' Brands Group, Inc.[1]	84,971	4,407,446
Pool Corp.[1]	39,357	4,154,525
Panera Bread Co. — Class A*,1	18,881	3,947,262
Buffalo Wild Wings, Inc.*,1	24,510	3,701,010
Cheesecake Factory, Inc.[1]	56,907	3,429,216
Brinker International, Inc.[1]	71,786	3,194,477
Total Consumer, Cyclical		117,777,160
Consumer, Non-cyclical - 19.3%
MarketAxess Holdings, Inc.	56,496	10,578,876
ABIOMED, Inc.*	94,212	10,021,330
NuVasive, Inc.*,1	140,911	9,972,271
Align Technology, Inc.*,1	106,431	9,758,658
WellCare Health Plans, Inc.*	64,726	9,420,222
WhiteWave Foods Co. — Class A*	155,429	8,557,921
VCA, Inc.*	86,687	7,853,842
Avis Budget Group, Inc.*	172,668	6,426,703
Post Holdings, Inc.*	66,504	5,565,055
HealthSouth Corp.[1]	137,541	5,339,342
CoreLogic, Inc.*	150,042	5,291,981
Bio-Techne Corp.	48,826	4,968,046
Gartner, Inc.*	40,561	4,030,141
Akorn, Inc.*,1	172,091	3,286,938
Sotheby's*,1	81,176	3,223,499
Total Consumer, Non-cyclical		104,294,825
Industrial - 18.2%
Cognex Corp.	148,152	10,009,149
Packaging Corporation of America	93,001	8,572,832
Eagle Materials, Inc.	71,734	7,501,942
Granite Construction, Inc.	113,251	6,356,779
Carlisle Companies, Inc.	57,700	6,295,647
Nordson Corp.	55,438	6,293,876
Littelfuse, Inc.[1]	35,724	5,634,032
Old Dominion Freight Line, Inc.	62,867	5,549,898
Gentex Corp.[1]	241,683	5,048,758
Worthington Industries, Inc.	98,129	4,689,585
CLARCOR, Inc.	51,879	4,296,100
Landstar System, Inc.	48,146	4,073,152
Zebra Technologies Corp. — Class A*	45,375	3,796,526
AO Smith Corp.	75,259	3,668,876
Huntington Ingalls Industries, Inc.	18,497	3,587,678
Woodward, Inc.	48,854	3,402,193
Curtiss-Wright Corp.	32,905	3,226,664
Crane Co.	44,038	3,172,498
EnerSys	38,544	3,004,505
Total Industrial		98,180,690
Financial - 17.0%
SLM Corp.*	803,667	9,547,564
First Horizon National Corp.	420,327	8,406,539
Communications Sales & Leasing, Inc.*	308,582	8,109,534
Primerica, Inc.[1]	96,650	7,292,243
Kilroy Realty Corp.	88,362	6,613,896
First Industrial Realty Trust, Inc.	254,583	6,580,970
Equity One, Inc.	173,816	5,421,321
DCT Industrial Trust, Inc.	119,982	5,361,996
Education Realty Trust, Inc.	131,485	5,287,012
Brown & Brown, Inc.	121,777	5,130,465
Bank of the Ozarks, Inc.[1]	78,925	4,330,615
Washington Federal, Inc.	130,176	4,276,282
Weingarten Realty Investors[1]	119,697	4,264,804
Lamar Advertising Co. — Class A1	55,467	4,188,868
Duke Realty Corp.	143,427	3,489,579
Liberty Property Trust	83,764	3,215,700
Total Financial		91,517,388
Technology - 13.7%
Cirrus Logic, Inc.*,1	154,608	9,325,955
Microsemi Corp.*	126,214	6,708,274
Monolithic Power Systems, Inc.	72,032	6,284,072
Intersil Corp. — Class A	273,922	6,144,070
NCR Corp.*	130,886	5,630,716
Ultimate Software Group, Inc.*,1	26,967	5,222,429
Science Applications International Corp.	60,535	4,928,760
MAXIMUS, Inc.	86,966	4,795,305
Mentor Graphics Corp.[1]	121,057	4,468,214
MSCI, Inc. — Class A	51,019	4,221,822
Integrated Device Technology, Inc.*	158,538	3,993,572
Fair Isaac Corp.	28,238	3,481,745
IPG Photonics Corp.*,1	29,277	3,366,562
Broadridge Financial Solutions, Inc.	44,661	2,971,297
CommVault Systems, Inc.*	55,072	2,704,035
Total Technology		74,246,828
Communications - 5.1%
InterDigital, Inc.	154,831	14,461,215
WebMD Health Corp. — Class A*,1	256,810	12,812,251
Total Communications		27,273,466
Basic Materials - 3.1%
Royal Gold, Inc.	123,263	8,895,891
Minerals Technologies, Inc.	98,947	7,930,602
Total Basic Materials		16,826,493
Utilities - 1.6%
Southwest Gas Holdings, Inc.	57,844	4,660,491
MDU Resources Group, Inc.[1]	133,183	3,908,921
Total Utilities		8,569,412
Total Common Stocks
(Cost $503,757,028)		538,686,262

Guggenheim S&P MidCap 400® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
SHORT-TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.34%[2]	1,328,085	$1,328,085
Total Short-Term Investments
(Cost $1,328,085)		1,328,085

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 3.3%
Joint Repurchase Agreements
Jefferies LLC issued 01/31/17 at 0.64% due 02/01/17	$4,150,114	4,150,114
Daiwa Capital Markets America issued 01/31/17 at 0.58% due 02/01/17	4,150,114	4,150,114
Cantor Fitzgerald Securities issued 01/31/17 at 0.56% due 02/01/17	4,150,114	4,150,114
Nomura Securities International, Inc. issued 01/31/17 at 0.55% due 02/01/17	4,150,114	4,150,114
RBC Dominion Securities, Inc. issued 01/31/17 at 0.56% due 02/01/17	1,230,070	1,230,070
Total Securities Lending Collateral
(Cost $17,830,526)		17,830,526
Total Investments - 103.3%
(Cost $522,915,639)		$557,844,873
Other Assets & Liabilities, net - (3.3)%		(17,855,940)
Total Net Assets - 100.0%		$539,988,933
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2017 — See Note 3.
[2]	Rate indicated is the 7 day yield as of January 31, 2017.
[3]	Securities lending collateral — See Note 3.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$538,686,262	$—	$—	$538,686,262
Securities Lending Collateral	—	17,830,526	—	17,830,526
Short-Term Investments	1,328,085	—	—	1,328,085
Total	$540,014,347	$17,830,526	$—	$557,844,873

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended January 31, 2017, there were no transfers between levels.

Guggenheim S&P MidCap 400® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8%
Financial - 24.7%
CNO Financial Group, Inc.	187,562	$3,546,797
Old Republic International Corp.	169,487	3,525,330
Reinsurance Group of America, Inc. — Class A	27,967	3,509,020
Aspen Insurance Holdings Ltd.	53,824	3,035,675
Genworth Financial, Inc. — Class A*	791,318	2,658,828
Hanover Insurance Group, Inc.	29,885	2,508,547
Quality Care Properties, Inc.*,1	135,730	2,505,575
First American Financial Corp.	65,675	2,468,067
Kemper Corp.[1]	57,012	2,462,918
Everest Re Group Ltd.	10,168	2,236,248
Jones Lang LaSalle, Inc.	21,004	2,164,042
Alleghany Corp.*	3,467	2,120,313
Legg Mason, Inc.[1]	64,424	2,041,596
Medical Properties Trust, Inc.[1]	157,754	2,011,364
WR Berkley Corp.	26,079	1,752,770
Umpqua Holdings Corp.	89,462	1,638,049
Cousins Properties, Inc.	191,706	1,629,501
American Financial Group, Inc.	18,740	1,614,826
LaSalle Hotel Properties	43,303	1,306,452
Endurance Specialty Holdings Ltd.[1]	13,444	1,246,124
Stifel Financial Corp.*,1	24,718	1,244,057
Associated Banc-Corp.[1]	48,774	1,233,982
Mercury General Corp.	18,829	1,190,934
TCF Financial Corp.	60,011	1,041,191
CoreCivic, Inc.	35,517	1,031,414
Waddell & Reed Financial, Inc. — Class A1	45,931	829,055
Janus Capital Group, Inc.	63,204	790,050
Total Financial		53,342,725
Industrial - 20.2%
Avnet, Inc.	91,037	4,227,758
Arrow Electronics, Inc.*	56,652	4,165,055
Jabil Circuit, Inc.	166,295	3,987,754
Tech Data Corp.*	44,039	3,767,976
AECOM*	80,652	2,978,478
Trinity Industries, Inc.	98,644	2,716,656
SYNNEX Corp.	22,075	2,652,974
KLX, Inc.*	52,246	2,559,532
Terex Corp.	77,466	2,463,419
AGCO Corp.	36,834	2,313,175
Owens-Illinois, Inc.*	94,656	1,788,998
KBR, Inc.	104,771	1,782,155
Vishay Intertechnology, Inc.[1]	91,830	1,524,378
Cree, Inc.*,1	54,599	1,505,840
Regal Beloit Corp.	18,449	1,339,397
Greif, Inc. — Class A	18,039	1,038,686
Werner Enterprises, Inc.[1]	36,429	1,023,655
Esterline Technologies Corp.*	10,772	922,622
Kirby Corp.*,1	14,115	909,712
Total Industrial		43,668,220
Consumer, Cyclical - 18.9%
KB Home[1]	314,582	5,152,852
GameStop Corp. — Class A1	168,950	4,137,585
CalAtlantic Group, Inc.[1]	109,098	3,804,247
Office Depot, Inc.	787,857	3,505,963
World Fuel Services Corp.	78,716	3,501,288
TRI Pointe Group, Inc.*,1	253,100	3,105,537
CST Brands, Inc.	53,664	2,585,532
Toll Brothers, Inc.*	75,814	2,377,527
Dana, Inc.	107,622	2,167,507
Fossil Group, Inc.*,1	81,031	2,071,963
Big Lots, Inc.[1]	36,760	1,838,000
JetBlue Airways Corp.*	68,935	1,351,815
RH*,1	49,178	1,328,790
International Speedway Corp. — Class A	31,027	1,137,140
J.C. Penney Company, Inc.*,1	140,534	934,551
American Eagle Outfitters, Inc.[1]	60,724	917,540
HSN, Inc.	24,154	851,429
Total Consumer, Cyclical		40,769,266
Consumer, Non-cyclical - 16.6%
LifePoint Health, Inc.*	84,906	5,039,170
Molina Healthcare, Inc.*	59,994	3,402,860
United Natural Foods, Inc.*,1	73,153	3,343,092
Owens & Minor, Inc.[1]	87,302	3,132,396
ManpowerGroup, Inc.	32,564	3,108,559
Dean Foods Co.[1]	125,799	2,498,368
Aaron's, Inc.[1]	79,772	2,468,146
Graham Holdings Co. — Class B	4,750	2,467,862
TreeHouse Foods, Inc.*,1	29,893	2,268,281
DeVry Education Group, Inc.	58,702	1,966,517
FTI Consulting, Inc.*	38,480	1,621,547
Tenet Healthcare Corp.*,1	74,723	1,314,378
Halyard Health, Inc.*	29,499	1,134,827
Flowers Foods, Inc.[1]	52,811	1,062,029
Avon Products, Inc.*	163,502	959,757
Total Consumer, Non-cyclical		35,787,789
Energy - 7.2%
Noble Corporation plc	651,380	4,396,815
Rowan Companies plc — Class A*	161,539	2,894,779
HollyFrontier Corp.[1]	91,804	2,659,562
Murphy USA, Inc.*	36,653	2,334,796
Western Refining, Inc.	62,068	2,173,001
Oceaneering International, Inc.	38,593	1,074,815
Total Energy		15,533,768
Basic Materials - 5.1%
Domtar Corp.	112,090	4,897,212
Reliance Steel & Aluminum Co.	27,343	2,177,871
Commercial Metals Co.	88,296	1,803,887
Carpenter Technology Corp.	32,720	1,309,454
Olin Corp.	35,462	929,459
Total Basic Materials		11,117,883
Communications - 3.5%
Telephone & Data Systems, Inc.	129,521	3,969,818
Time, Inc.	183,226	3,527,101
Total Communications		7,496,919
Technology - 2.1%
NeuStar, Inc. — Class A*	55,362	1,838,018
Leidos Holdings, Inc.	27,083	1,308,651
Diebold Nixdorf, Inc.[1]	47,530	1,292,816
Total Technology		4,439,485
Utilities - 1.5%
Great Plains Energy, Inc.	70,566	1,944,093

Guggenheim S&P MidCap 400® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Utilities - 1.5% (continued)
Hawaiian Electric Industries, Inc.[1]	37,069	$1,241,070
Total Utilities		3,185,163
Total Common Stocks
(Cost $205,866,412)		215,341,218

SHORT-TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.34%[2]	374,568	374,568
Total Short-Term Investments
(Cost $374,568)		374,568

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 7.7%
Joint Repurchase Agreements
Jefferies LLC issued 01/31/17 at 0.64% due 02/01/17	$3,866,308	3,866,308
Daiwa Capital Markets America issued 01/31/17 at 0.58% due 02/01/17	3,866,308	3,866,308
Cantor Fitzgerald Securities issued 01/31/17 at 0.56% due 02/01/17	3,866,308	3,866,308
Nomura Securities International, Inc. issued 01/31/17 at 0.55% due 02/01/17	3,866,308	3,866,308
RBC Dominion Securities, Inc. issued 01/31/17 at 0.56% due 02/01/17	1,145,824	1,145,824
Total Securities Lending Collateral
(Cost $16,611,056)		16,611,056
Total Investments - 107.7%
(Cost $222,852,036)		$232,326,842
Other Assets & Liabilities, net - (7.7)%		(16,604,259)
Total Net Assets - 100.0%		$215,722,583
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2017 — See Note 3.
[2]	Rate indicated is the 7 day yield as of January 31, 2017.
[3]	Securities lending collateral — See Note 3.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$215,341,218	$—	$—	$215,341,218
Securities Lending Collateral	—	16,611,056	—	16,611,056
Short-Term Investments	374,568	—	—	374,568
Total	$215,715,786	$16,611,056	$—	$232,326,842

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended January 31, 2017, there were no transfers between levels.

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Non-cyclical - 19.5%
Quorum Health Corp.*	8,658	$76,104
Momenta Pharmaceuticals, Inc.*	3,707	70,061
Almost Family, Inc.*	1,426	67,379
Surgical Care Affiliates, Inc.*	1,191	67,292
Masimo Corp.*	881	64,824
LHC Group, Inc.*	1,272	63,765
Supernus Pharmaceuticals, Inc.*	2,337	63,216
Tivity Health, Inc.*	2,460	63,099
HealthEquity, Inc.*,1	1,349	62,391
Cynosure, Inc. — Class A*	1,160	61,944
Community Health Systems, Inc.*	9,640	61,696
BioTelemetry, Inc.*	2,668	61,497
Chemed Corp.	370	61,453
CorVel Corp.*	1,592	61,053
Brink's Co.	1,355	60,298
Amedisys, Inc.*,1	1,314	60,207
Universal Corp.	882	59,976
CDI Corp.*	6,904	59,374
Green Dot Corp. — Class A*	2,197	58,880
Medifast, Inc.	1,395	58,828
TrueBlue, Inc.*	2,371	58,682
Integra LifeSciences Holdings Corp.*	1,396	58,254
LSC Communications, Inc.	2,220	58,209
Spectrum Pharmaceuticals, Inc.*,1	12,441	57,976
Diplomat Pharmacy, Inc.*,1	4,207	57,804
Monro Muffler Brake, Inc.	963	57,684
Cal-Maine Foods, Inc.[1]	1,374	57,296
Integer Holdings Corp.*	1,768	57,282
Medicines Co.*,1	1,585	57,138
Air Methods Corp.*,1	1,600	57,120
Albany Molecular Research, Inc.*,1	3,065	56,396
Inogen, Inc.*,1	876	56,388
Providence Service Corp.*	1,458	56,352
ANI Pharmaceuticals, Inc.*,1	932	56,339
Sanderson Farms, Inc.	619	56,329
Luminex Corp.*	2,777	56,151
Ligand Pharmaceuticals, Inc. — Class B*,1	529	56,079
US Physical Therapy, Inc.	799	56,050
CryoLife, Inc.*	2,943	55,917
Cardtronics plc — Class A*	1,024	55,890
Haemonetics Corp.*	1,402	55,884
Anika Therapeutics, Inc.*	1,105	55,847
LendingTree, Inc.*,1	499	55,838
CONMED Corp.	1,245	55,515
Vascular Solutions, Inc.*	991	55,446
Enanta Pharmaceuticals, Inc.*	1,672	55,385
Cambrex Corp.*	1,052	55,177
Zeltiq Aesthetics, Inc.*	1,244	55,159
Kelly Services, Inc. — Class A	2,456	54,990
SciClone Pharmaceuticals, Inc.*	5,415	54,962
Natus Medical, Inc.*,1	1,407	54,943
On Assignment, Inc.*	1,212	54,879
J&J Snack Foods Corp.	430	54,855
Magellan Health, Inc.*	729	54,639
Strayer Education, Inc.	674	54,593
RR Donnelley & Sons Co.[1]	3,176	54,468
Insperity, Inc.	761	54,412
SpartanNash Co.	1,435	54,329
Abaxis, Inc.	1,066	54,318
Landauer, Inc.	1,057	54,277
Impax Laboratories, Inc.*	4,122	54,204
Innoviva, Inc.*,1	5,105	54,113
Healthcare Services Group, Inc.	1,359	54,020
Neogen Corp.*	814	53,756
PharMerica Corp.*	2,166	53,717
HMS Holdings Corp.*	2,957	53,699
Merit Medical Systems, Inc.*	2,093	53,163
Inter Parfums, Inc.	1,559	53,162
ABM Industries, Inc.	1,315	53,113
Acorda Therapeutics, Inc.*	2,581	52,911
Select Medical Holdings Corp.*	4,240	52,788
Surmodics, Inc.*	2,179	52,732
Career Education Corp.*	5,384	52,602
Repligen Corp.*	1,751	52,600
Capella Education Co.	614	52,497
Phibro Animal Health Corp. — Class A	1,965	52,466
Calavo Growers, Inc.[1]	943	52,148
Analogic Corp.	671	52,103
AMN Healthcare Services, Inc.*,1	1,453	52,090
Cross Country Healthcare, Inc.*	3,598	52,063
WD-40 Co.	494	51,944
Viad Corp.	1,180	51,743
Emergent BioSolutions, Inc.*	1,706	51,641
Heidrick & Struggles International, Inc.	2,301	51,427
Korn/Ferry International	1,767	51,331
American Public Education, Inc.*	2,112	51,322
Cantel Medical Corp.	662	51,245
Forrester Research, Inc.	1,255	51,204
ICU Medical, Inc.*	373	51,138
Resources Connection, Inc.	3,043	50,818
Eagle Pharmaceuticals, Inc.*,1	728	50,385
Nektar Therapeutics*	4,159	50,366
Team, Inc.*,1	1,495	50,232
Ensign Group, Inc.	2,468	50,199
B&G Foods, Inc.[1]	1,126	49,938
Andersons, Inc.	1,321	49,868
AngioDynamics, Inc.*	3,093	49,782
Navigant Consulting, Inc.*	2,014	49,746
Depomed, Inc.*	2,734	49,458
NutriSystem, Inc.	1,484	49,046
Invacare Corp.	4,245	48,818
Matthews International Corp. — Class A	722	48,699
Darling Ingredients, Inc.*	4,020	48,240
Seneca Foods Corp. — Class A*	1,341	48,075
Kindred Healthcare, Inc.	7,127	47,395
Adeptus Health, Inc. — Class A*,1	6,537	46,870
MiMedx Group, Inc.*,1	5,778	46,686
Lannett Company, Inc.*,1	2,264	45,620
Amphastar Pharmaceuticals, Inc.*,1	2,858	45,014
Central Garden & Pet Co. — Class A*	1,372	42,230
SUPERVALU, Inc.*	10,727	42,050
Rent-A-Center, Inc.	4,569	40,938

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Non-cyclical - 19.5% (continued)
Meridian Bioscience, Inc.	3,069	$40,204
AMAG Pharmaceuticals, Inc.*,1	1,625	39,163
Varex Imaging Corp.*	1,134	32,603
Central Garden & Pet Co.*,1	410	13,469
Total Consumer, Non-cyclical		6,251,443
Financial - 19.3%
HCI Group, Inc.	1,619	66,962
GEO Group, Inc.	1,581	65,643
eHealth, Inc.*	5,236	64,193
CoreSite Realty Corp.[1]	736	63,392
Calamos Asset Management, Inc. — Class A	7,300	61,466
Four Corners Property Trust, Inc.	2,811	61,308
Dime Community Bancshares, Inc.	2,864	61,289
Evercore Partners, Inc. — Class A	787	60,952
Summit Hotel Properties, Inc.	3,830	60,629
ServisFirst Bancshares, Inc.	1,484	59,419
Astoria Financial Corp.	3,110	58,810
Bank Mutual Corp.	6,103	58,284
Greenhill & Company, Inc.	1,969	58,184
Texas Capital Bancshares, Inc.*	704	58,080
First BanCorp*	8,564	57,550
Enova International, Inc.*	4,076	57,471
Banner Corp.	1,022	57,355
PRA Group, Inc.*	1,440	57,312
Encore Capital Group, Inc.*,1	1,850	57,258
Sabra Health Care REIT, Inc.[1]	2,247	57,074
BofI Holding, Inc.*,1	1,933	57,024
Maiden Holdings Ltd.	3,211	56,995
Financial Engines, Inc.[1]	1,477	56,938
Agree Realty Corp.	1,212	56,843
American Equity Investment Life Holding Co.	2,396	56,546
First Commonwealth Financial Corp.	4,003	56,523
National Bank Holdings Corp. — Class A	1,739	56,518
Boston Private Financial Holdings, Inc.	3,410	56,265
Getty Realty Corp.[1]	2,181	56,248
Great Western Bancorp, Inc.	1,315	56,216
Wintrust Financial Corp.	783	56,063
Parkway, Inc.*	2,632	56,035
Forestar Group, Inc.*	4,283	55,893
RE/MAX Holdings, Inc. — Class A	996	55,825
American Assets Trust, Inc.[1]	1,295	55,594
Capstead Mortgage Corp.	5,182	55,292
CareTrust REIT, Inc.	3,641	55,198
Retail Opportunity Investments Corp.[1]	2,602	55,162
Navigators Group, Inc.	978	54,915
LTC Properties, Inc.	1,173	54,744
Safety Insurance Group, Inc.	763	54,707
S&T Bancorp, Inc.	1,451	54,587
Investment Technology Group, Inc.	2,706	54,445
First Midwest Bancorp, Inc.	2,242	54,436
WageWorks, Inc.*	754	54,401
Hanmi Financial Corp.	1,639	54,333
Central Pacific Financial Corp.	1,733	54,295
DiamondRock Hospitality Co.	4,816	54,276
NBT Bancorp, Inc.[1]	1,332	54,266
Sterling Bancorp	2,273	54,211
CVB Financial Corp.	2,403	54,164
Stewart Information Services Corp.	1,240	54,163
Fidelity Southern Corp.	2,327	54,103
Universal Insurance Holdings, Inc.[1]	2,067	54,052
Government Properties Income Trust[1]	2,804	54,005
Old National Bancorp	3,035	53,871
Employers Holdings, Inc.	1,473	53,691
Interactive Brokers Group, Inc. — Class A	1,437	53,658
Walker & Dunlop, Inc.*	1,706	53,585
Customers Bancorp, Inc.*,1	1,553	53,516
Tompkins Financial Corp.	591	53,515
Kite Realty Group Trust	2,227	53,493
Chesapeake Lodging Trust	2,087	53,427
Brookline Bancorp, Inc.	3,389	53,377
AMERISAFE, Inc.	845	53,277
RLI Corp.	896	53,240
Banc of California, Inc.[1]	3,368	53,214
LegacyTexas Financial Group, Inc.	1,287	53,179
Horace Mann Educators Corp.	1,286	53,176
Hope Bancorp, Inc.	2,537	53,049
Selective Insurance Group, Inc.[1]	1,271	53,001
Lexington Realty Trust	4,942	52,978
Ameris Bancorp	1,170	52,767
City Holding Co.	810	52,723
Franklin Street Properties Corp.	4,126	52,607
PS Business Parks, Inc.	469	52,547
Oritani Financial Corp.	3,027	52,518
Infinity Property & Casualty Corp.	604	52,457
Glacier Bancorp, Inc.	1,476	52,442
United Fire Group, Inc.	1,111	52,439
TrustCo Bank Corp. NY	6,241	52,424
Home BancShares, Inc.	1,941	52,291
Community Bank System, Inc.	893	52,115
Acadia Realty Trust	1,633	51,995
Universal Health Realty Income Trust	837	51,994
Piper Jaffray Cos.	737	51,959
Pinnacle Financial Partners, Inc.	776	51,876
First Financial Bancorp	1,882	51,849
United Community Banks, Inc.	1,842	51,815
Urstadt Biddle Properties, Inc. — Class A	2,307	51,792
OFG Bancorp	3,904	51,728
Provident Financial Services, Inc.	1,946	51,511
United Insurance Holdings Corp.	3,758	51,372
Cedar Realty Trust, Inc.	8,511	51,151
First Financial Bankshares, Inc.[1]	1,198	51,095
EastGroup Properties, Inc.	719	50,884
HFF, Inc. — Class A	1,698	50,397
United Bankshares, Inc.[1]	1,123	50,310
Saul Centers, Inc.	790	50,157
Simmons First National Corp. — Class A	832	50,045
Cardinal Financial Corp.	1,594	49,988
Pennsylvania Real Estate Investment Trust[1]	2,763	49,485

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Financial - 19.3% (continued)
Northwest Bancshares, Inc.	2,895	$49,418
ProAssurance Corp.	908	49,395
Independent Bank Corp.	792	49,381
Columbia Banking System, Inc.	1,238	49,223
Southside Bancshares, Inc.	1,438	49,122
Northfield Bancorp, Inc.	2,694	48,627
Westamerica Bancorporation	845	47,954
Virtus Investment Partners, Inc.	432	47,088
International. FCStone, Inc.*	1,258	46,395
HomeStreet, Inc.*	1,687	44,199
World Acceptance Corp.*,1	826	40,532
Opus Bank	1,898	38,624
First NBC Bank Holding Co.*,1	6,037	24,148
Total Financial		6,177,998
Industrial - 17.5%
Coherent, Inc.*	418	65,931
II-VI, Inc.*	1,765	64,423
Apogee Enterprises, Inc.	1,125	64,215
SPX FLOW, Inc.*	1,744	60,848
KapStone Paper and Packaging Corp.	2,536	60,814
Advanced Energy Industries, Inc.*	1,032	60,723
Patrick Industries, Inc.*	739	60,412
Sanmina Corp.*	1,547	60,255
TTM Technologies, Inc.*	4,041	59,928
Electro Scientific Industries, Inc.*	9,091	59,728
US Ecology, Inc.	1,148	58,835
TASER International, Inc.*,1	2,316	57,854
Multi-Color Corp.	747	57,668
Rogers Corp.*	720	57,563
Greenbrier Companies, Inc.[1]	1,314	57,488
Fabrinet*	1,357	57,171
Benchmark Electronics, Inc.*	1,866	57,100
National Presto Industries, Inc.[1]	536	57,031
US Concrete, Inc.*,1	868	56,854
AAON, Inc.	1,671	56,730
Boise Cascade Co.*	2,278	56,494
Plexus Corp.*	1,036	56,255
Insteel Industries, Inc.[1]	1,518	56,226
General Cable Corp.	2,769	56,211
Orion Group Holdings, Inc.*	5,347	56,144
Sturm Ruger & Company, Inc.[1]	1,064	56,126
Griffon Corp.	2,205	56,117
EnPro Industries, Inc.	825	56,026
DXP Enterprises, Inc.*	1,478	55,898
Saia, Inc.*	1,162	55,834
Astec Industries, Inc.	796	55,704
SPX Corp.*	2,231	55,663
Mueller Industries, Inc.	1,381	55,599
ESCO Technologies, Inc.	952	55,406
Badger Meter, Inc.[1]	1,435	55,319
Barnes Group, Inc.	1,149	55,301
Tetra Tech, Inc.	1,265	55,281
Franklin Electric Company, Inc.	1,369	55,239
Heartland Express, Inc.[1]	2,679	55,187
Atlas Air Worldwide Holdings, Inc.*	1,046	55,177
Alamo Group, Inc.	728	55,058
Gibraltar Industries, Inc.*	1,254	55,051
Kaman Corp.	1,089	55,027
Vicor Corp.*	3,575	54,698
Methode Electronics, Inc.	1,297	54,539
Bel Fuse, Inc. — Class B	1,715	54,537
Comfort Systems USA, Inc.	1,608	54,431
Hub Group, Inc. — Class A*	1,224	54,285
Headwaters, Inc.*	2,342	54,264
Hillenbrand, Inc.	1,477	53,984
Trex Company, Inc.*	797	53,981
Forward Air Corp.	1,119	53,925
Chart Industries, Inc.*	1,389	53,879
ArcBest Corp.	1,702	53,783
Briggs & Stratton Corp.	2,478	53,673
Applied Industrial Technologies, Inc.	887	53,619
MYR Group, Inc.*	1,392	53,550
John Bean Technologies Corp.	620	53,537
Albany International Corp. — Class A	1,122	53,239
Watts Water Technologies, Inc. — Class A	805	53,130
Itron, Inc.*	860	53,062
OSI Systems, Inc.*,1	707	52,792
Raven Industries, Inc.	2,100	52,605
Federal Signal Corp.	3,385	52,603
TopBuild Corp.*	1,415	52,511
Lydall, Inc.*	860	52,460
PGT Innovations, Inc.*	4,554	52,371
Moog, Inc. — Class A*	792	52,169
Aerojet Rocketdyne Holdings, Inc.*	2,880	52,157
TimkenSteel Corp.*,1	3,088	52,064
Park Electrochemical Corp.	2,834	51,947
Encore Wire Corp.	1,222	51,630
Standex International Corp.	592	51,622
Cubic Corp.	1,085	51,592
Powell Industries, Inc.	1,339	51,525
FARO Technologies, Inc.*,1	1,388	51,495
AZZ, Inc.[1]	864	51,451
Knight Transportation, Inc.	1,536	51,302
Quanex Building Products Corp.	2,593	51,212
Brady Corp. — Class A	1,400	50,890
Tennant Co.	730	50,553
Proto Labs, Inc.*,1	959	50,347
Universal Forest Products, Inc.	495	50,346
CTS Corp.	2,336	50,224
Aerovironment, Inc.*,1	1,913	50,101
Simpson Manufacturing Company, Inc.	1,148	49,961
CIRCOR International, Inc.	802	49,949
Actuant Corp. — Class A	1,901	49,711
Aegion Corp. — Class A*	2,137	49,707
Exponent, Inc.	856	49,691
Myers Industries, Inc.	3,587	49,501
Harsco Corp.*	3,707	49,488
LSB Industries, Inc.*,1	5,748	48,915
Olympic Steel, Inc.	2,162	48,645
Echo Global Logistics, Inc.*	2,047	48,616
Hornbeck Offshore Services, Inc.*,1	6,703	48,597
Haynes International, Inc.	1,181	48,551
Marten Transport Ltd.	2,108	48,168
Tredegar Corp.	2,162	48,105

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Industrial - 17.5% (continued)
Matson, Inc.	1,328	$47,356
Lindsay Corp.	625	47,088
AAR Corp.	1,442	46,130
Celadon Group, Inc.	5,977	45,425
Roadrunner Transportation Systems, Inc.*	4,807	38,071
Tidewater, Inc.*,1	15,100	33,220
Total Industrial		5,624,894
Consumer, Cyclical - 17.4%
Fred's, Inc. — Class A1	5,040	73,432
American Axle & Manufacturing Holdings, Inc.*	3,151	64,280
Arctic Cat, Inc.*,1	3,391	63,751
Titan International, Inc.	4,778	63,499
Wabash National Corp.	3,534	62,375
Scientific Games Corp. — Class A*,1	3,507	59,619
Gentherm, Inc.*	1,652	58,481
Iconix Brand Group, Inc.*	5,636	57,994
Veritiv Corp.*	1,030	57,731
Anixter International, Inc.*	674	57,627
Asbury Automotive Group, Inc.*	871	57,137
iRobot Corp.*	943	57,108
Bob Evans Farms, Inc.	1,011	57,052
ILG, Inc.	3,008	57,002
Lithia Motors, Inc. — Class A	549	56,613
MDC Holdings, Inc.	2,092	56,567
Sonic Automotive, Inc. — Class A	2,407	56,324
M/I Homes, Inc.*	2,235	56,188
Popeyes Louisiana Kitchen, Inc.*	877	55,419
LCI Industries	504	55,314
Essendant, Inc.	2,644	55,233
WCI Communities, Inc.*,1	2,355	55,107
Mobile Mini, Inc.	1,692	55,075
Allegiant Travel Co. — Class A1	320	55,041
Belmond Ltd. — Class A*	3,974	55,040
G&K Services, Inc. — Class A	572	54,946
Ollie's Bargain Outlet Holdings, Inc.*	1,796	54,868
MarineMax, Inc.*	2,557	54,848
Group 1 Automotive, Inc.	678	54,776
Daktronics, Inc.	5,380	54,661
Cooper-Standard Holdings, Inc.*	518	54,535
Marriott Vacations Worldwide Corp.	630	54,482
LGI Homes, Inc.*,1	1,750	54,355
Interface, Inc. — Class A	2,984	54,309
Boyd Gaming Corp.*	2,667	54,193
ScanSource, Inc.*	1,367	54,065
Meritage Homes Corp.*	1,462	53,729
PetMed Express, Inc.	2,524	53,484
Fox Factory Holding Corp.*	2,061	53,380
Crocs, Inc.*	7,258	52,983
Wolverine World Wide, Inc.	2,250	52,853
Cavco Industries, Inc.*	537	52,761
Dave & Buster's Entertainment, Inc.*,1	966	52,608
El Pollo Loco Holdings, Inc.*,1	4,216	52,489
Installed Building Products, Inc.*	1,276	52,188
Marcus Corp.	1,751	51,917
Monarch Casino & Resort, Inc.*	2,177	51,726
Regis Corp.*	3,695	51,434
Biglari Holdings, Inc.*	116	51,411
Callaway Golf Co.	4,521	51,223
Haverty Furniture Companies, Inc.	2,341	51,034
Guess?, Inc.[1]	3,977	50,786
Lumber Liquidators Holdings, Inc.*,1	3,238	50,707
Standard Motor Products, Inc.	1,016	50,668
UniFirst Corp.	394	50,393
Tile Shop Holdings, Inc.*	2,630	50,233
SkyWest, Inc.	1,418	50,197
Hawaiian Holdings, Inc.*	973	49,574
Nautilus, Inc.*,1	2,847	49,395
Core-Mark Holding Company, Inc.	1,412	49,321
Select Comfort Corp.*	2,443	49,301
Steven Madden Ltd.*	1,400	49,280
Red Robin Gourmet Burgers, Inc.*	1,035	49,214
FirstCash, Inc.	1,152	49,190
Sonic Corp.	1,968	49,003
Fiesta Restaurant Group, Inc.*	1,863	48,997
Vera Bradley, Inc.*	4,265	48,877
Winnebago Industries, Inc.	1,556	48,858
Five Below, Inc.*,1	1,226	48,856
Dorman Products, Inc.*	706	48,728
Ruth's Hospitality Group, Inc.	2,840	48,706
Oxford Industries, Inc.	880	48,418
Children's Place, Inc.	499	48,403
Barnes & Noble Education, Inc.*	4,804	48,280
Shoe Carnival, Inc.	1,885	48,199
La-Z-Boy, Inc.	1,684	48,162
Wingstop, Inc.[1]	1,691	48,143
Universal Electronics, Inc.*	808	48,076
American Woodmark Corp.*	672	47,846
Caleres, Inc.	1,552	47,724
Motorcar Parts of America, Inc.*	1,814	47,581
Genesco, Inc.*	785	47,257
BJ's Restaurants, Inc.*	1,328	47,210
Movado Group, Inc.	1,734	47,078
Kirkland's, Inc.*	3,358	46,609
EZCORP, Inc. — Class A*,1	4,701	46,540
Superior Industries International, Inc.	2,016	46,469
Chuy's Holdings, Inc.*	1,580	46,452
Vitamin Shoppe, Inc.*	2,129	46,093
Big 5 Sporting Goods Corp.	2,978	45,861
Express, Inc.*	4,293	45,635
Francesca's Holdings Corp.*	2,607	45,466
Perry Ellis International, Inc.*	1,918	45,245
Barnes & Noble, Inc.	4,409	44,972
Cato Corp. — Class A	1,761	44,712
Buckle, Inc.[1]	2,099	44,394
DineEquity, Inc.	645	44,234
G-III Apparel Group Ltd.*,1	1,683	44,196
Tuesday Morning Corp.*	10,135	43,581
Zumiez, Inc.*	2,158	43,268
Tailored Brands, Inc.[1]	2,032	43,180
Ethan Allen Interiors, Inc.	1,483	43,155
Hibbett Sports, Inc.*,1	1,303	42,999
Shake Shack, Inc. — Class A*,1	1,214	42,866
Unifi, Inc.*	1,593	42,836

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Cyclical - 17.4% (continued)
Abercrombie & Fitch Co. — Class A1	3,498	$40,612
Stein Mart, Inc.	10,422	38,145
Finish Line, Inc. — Class A1	2,167	37,272
Ascena Retail Group, Inc.*	6,810	32,756
Ruby Tuesday, Inc.*	15,516	30,411
Total Consumer, Cyclical		5,574,887
Technology - 8.9%
Donnelley Financial Solutions, Inc.*	2,756	66,364
Ultratech, Inc.*	2,411	62,492
Rudolph Technologies, Inc.*	2,694	61,827
MKS Instruments, Inc.	934	61,551
Kopin Corp.*	18,852	60,137
Qualys, Inc.*	1,674	60,097
Cabot Microelectronics Corp.	885	59,746
Take-Two Interactive Software, Inc.*	1,110	59,552
Mercury Systems, Inc.*	1,757	59,246
CEVA, Inc.*	1,674	59,176
Virtusa Corp.*	2,310	58,858
Quality Systems, Inc.*	3,920	58,840
Tessera Holding Corp.*	1,288	58,218
Monotype Imaging Holdings, Inc.	2,656	58,166
Kulicke & Soffa Industries, Inc.*	3,302	58,049
Nanometrics, Inc.*	2,251	57,873
Omnicell, Inc.*	1,606	57,655
Brooks Automation, Inc.	3,302	57,521
CSG Systems International, Inc.	1,183	57,257
Power Integrations, Inc.	806	57,226
Semtech Corp.*	1,732	57,069
MTS Systems Corp.	977	56,764
Bottomline Technologies de, Inc.*	2,184	56,172
Electronics for Imaging, Inc.*	1,238	55,636
Cohu, Inc.	4,194	55,361
MicroStrategy, Inc. — Class A*	275	55,358
Blackbaud, Inc.[1]	838	54,981
Exar Corp.*	5,311	54,438
TeleTech Holdings, Inc.[1]	1,814	53,694
Insight Enterprises, Inc.*	1,433	53,207
Diodes, Inc.*	2,131	53,041
Digi International, Inc.*	4,047	52,813
Veeco Instruments, Inc.*	2,038	52,479
Sykes Enterprises, Inc.*	1,871	52,257
Medidata Solutions, Inc.*,1	1,054	52,215
SPS Commerce, Inc.*	754	52,026
Agilysys, Inc.*	5,327	51,832
Synchronoss Technologies, Inc.*	1,340	51,617
CACI International, Inc. — Class A*	419	51,453
Super Micro Computer, Inc.*,1	1,938	51,260
ExlService Holdings, Inc.*	1,110	51,005
Rambus, Inc.*	3,874	50,285
Progress Software Corp.	1,788	50,100
Ebix, Inc.[1]	898	49,839
ManTech International Corp. — Class A	1,274	49,610
Tangoe, Inc.*	6,794	49,460
Lumentum Holdings, Inc.*	1,303	49,449
DSP Group, Inc.*	4,481	48,619
LivePerson, Inc.*	6,505	47,487
Cray, Inc.*,1	2,755	47,248
Computer Programs & Systems, Inc.[1]	2,039	46,081
Engility Holdings, Inc.*	1,420	41,649
Ciber, Inc.*	65,145	28,084
Total Technology		2,872,440
Communications - 6.7%
Ixia*	3,399	66,112
LogMeIn, Inc.	569	61,509
8x8, Inc.*	3,852	61,054
Viavi Solutions, Inc.*	6,737	60,296
General Communication, Inc. — Class A*	2,987	60,099
Shutterstock, Inc.*,1	1,107	59,557
Cogent Communications Holdings, Inc.	1,423	59,481
Stamps.com, Inc.*,1	484	58,830
Blue Nile, Inc.	1,436	58,459
Cincinnati Bell, Inc.*	2,536	58,201
Lumos Networks Corp.*	3,691	57,100
EW Scripps Co. — Class A*,1	2,900	56,492
ATN International, Inc.	703	56,444
Iridium Communications, Inc.*,1	5,551	56,065
Harmonic, Inc.*,1	10,526	55,788
QuinStreet, Inc.*	15,757	55,150
Scholastic Corp.	1,201	54,982
Spok Holdings, Inc.	2,662	54,704
VASCO Data Security International, Inc.*	3,598	54,690
Inteliquent, Inc.	2,386	54,639
Blucora, Inc.*	3,598	54,330
ADTRAN, Inc.	2,466	54,005
NIC, Inc.	2,237	53,912
Comtech Telecommunications Corp.	4,985	53,489
World Wrestling Entertainment, Inc. — Class A	2,725	53,355
Consolidated Communications Holdings, Inc.[1]	2,017	53,067
ePlus, Inc.*	472	52,888
Perficient, Inc.*	2,944	52,197
New Media Investment Group, Inc.	3,420	52,121
Gannett Company, Inc.	5,394	51,890
XO Group, Inc.*	2,747	51,725
Liquidity Services, Inc.*	5,231	51,002
FTD Companies, Inc.*	2,210	50,786
NETGEAR, Inc.*	890	50,641
CalAmp Corp.*,1	3,370	50,617
DHI Group, Inc.*	8,838	50,377
TiVo Corp.	2,551	48,214
HealthStream, Inc.*,1	2,084	47,849
Black Box Corp.	3,338	44,562
Total Communications		2,136,679
Energy - 4.7%
CARBO Ceramics, Inc.*,1	6,077	86,294
Exterran Corp.*	2,255	69,950
Northern Oil and Gas, Inc.*,1	17,535	63,127
Gulf Island Fabrication, Inc.	4,437	61,674
TETRA Technologies, Inc.*	12,113	60,081

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Energy - 4.7% (continued)
Pioneer Energy Services Corp.*	9,523	$59,995
Era Group, Inc.*	3,815	59,743
Geospace Technologies Corp.*,1	2,513	58,653
SEACOR Holdings, Inc.*	797	58,635
Archrock, Inc.	3,904	56,998
Matrix Service Co.*	2,528	56,627
Newpark Resources, Inc.*	7,394	55,825
Unit Corp.*	2,071	53,846
Tesco Corp.*	6,070	52,202
Flotek Industries, Inc.*,1	4,927	52,078
PDC Energy, Inc.*	695	51,388
Bill Barrett Corp.*	7,843	51,372
Atwood Oceanics, Inc.*,1	4,095	49,795
Cloud Peak Energy, Inc.*,1	8,658	49,264
Synergy Resources Corp.*,1	5,625	48,431
Bristow Group, Inc.	2,709	47,841
Carrizo Oil & Gas, Inc.*,1	1,342	47,453
REX American Resources Corp.*	562	46,662
Green Plains, Inc.[1]	2,041	45,923
Contango Oil & Gas Co.*	5,579	45,190
FutureFuel Corp.	3,410	44,296
Helix Energy Solutions Group, Inc.*	5,162	43,774
SunCoke Energy, Inc.*	4,405	38,852
Total Energy		1,515,969
Basic Materials - 4.6%
Century Aluminum Co.*,1	5,654	87,072
AdvanSix, Inc.*	2,763	70,982
Ingevity Corp.*	1,097	60,982
US Silica Holdings, Inc.	1,026	60,678
Schweitzer-Mauduit International, Inc.	1,333	59,091
Deltic Timber Corp.[1]	725	55,078
PH Glatfelter Co.	2,247	54,849
Hawkins, Inc.	1,019	54,669
Innospec, Inc.	765	54,583
Stillwater Mining Co.*	3,189	54,213
Balchem Corp.	631	53,786
HB Fuller Co.	1,089	53,764
Materion Corp.	1,366	53,684
Quaker Chemical Corp.[1]	417	53,585
Koppers Holdings, Inc.*	1,323	53,515
Neenah Paper, Inc.	650	53,398
Clearwater Paper Corp.*	835	52,522
Aceto Corp.	2,683	51,218
Kaiser Aluminum Corp.	648	50,842
A. Schulman, Inc.	1,467	50,612
Stepan Co.	639	49,912
Rayonier Advanced Materials, Inc.[1]	3,584	48,635
American Vanguard Corp.	2,811	48,349
Calgon Carbon Corp.	3,018	47,835
Innophos Holdings, Inc.	972	47,278
Kraton Corp.*	1,680	45,125
AK Steel Holding Corp.*	5,453	44,060
Total Basic Materials		1,470,317
Utilities - 1.3%
California Water Service Group	1,661	57,305
Spire, Inc.	865	56,224
ALLETE, Inc.	858	56,070
Northwest Natural Gas Co.	924	54,424
South Jersey Industries, Inc.	1,622	53,526
American States Water Co.	1,213	53,105
El Paso Electric Co.	1,133	52,005
Avista Corp.	1,253	48,416
Total Utilities		431,075
Total Common Stocks
(Cost $27,148,418)		32,055,702

RIGHT††† - 0.0%
Dyax Corp.
Expires 01/25/18*,4	339	–
Total Right
(Cost $–)		–

SHORT-TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.34%[2]	45,295	45,295
Total Short-Term Investments
(Cost $45,295)		45,295

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 10.0%
Joint Repurchase Agreements
Jefferies LLC issued 01/31/17 at 0.64% due 02/01/17	$749,833	749,833
Daiwa Capital Markets America issued 01/31/17 at 0.58% due 02/01/17	749,833	749,833
Cantor Fitzgerald Securities issued 01/31/17 at 0.56% due 02/01/17	749,833	749,833
Nomura Securities International, Inc. issued 01/31/17 at 0.55% due 02/01/17	749,833	749,833
RBC Dominion Securities, Inc. issued 01/31/17 at 0.56% due 02/01/17	222,237	222,237
Total Securities Lending Collateral
(Cost $3,221,569)		3,221,569
Total Investments - 110.0%
(Cost $30,415,282)		$35,322,566
Other Assets & Liabilities, net - (10.0)%		(3,223,325)
Total Net Assets - 100.0%		$32,099,241

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2017 ─ See Note 3.
[2]	Rate indicated is the 7 day yield as of January 31, 2017.

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

[3]	Securities lending collateral ─ See Note 3.
[4]	This security was fair valued by the Valuation Committee at January 31, 2017.
plc ─ Public Limited Company
REIT ─ Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$32,055,702	$—	$—	$32,055,702
Right	—	—	—	—
Securities Lending Collateral	—	3,221,569	—	3,221,569
Short-Term Investments	45,295	—	—	45,295
Total	$32,100,997	$3,221,569	$—	$35,322,566

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended January 31, 2017, there were no transfers between levels.

Guggenheim S&P SmallCap 600® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Non-cyclical - 25.8%
BioTelemetry, Inc.*,1	93,795	$2,161,975
LendingTree, Inc.*,1	19,312	2,161,013
NutriSystem, Inc.[1]	65,345	2,159,653
Supernus Pharmaceuticals, Inc.*	76,539	2,070,380
Zeltiq Aesthetics, Inc.*,1	44,308	1,964,616
Viad Corp.	41,916	1,838,017
SpartanNash Co.	47,667	1,804,672
MiMedx Group, Inc.*,1	217,621	1,758,377
Innoviva, Inc.*,1	165,521	1,754,523
Masimo Corp.*	21,579	1,587,783
Insperity, Inc.	19,824	1,417,416
Central Garden & Pet Co. — Class A*	45,094	1,387,993
Cynosure, Inc. — Class A*,1	25,542	1,363,943
Cross Country Healthcare, Inc.*	90,012	1,302,474
Vascular Solutions, Inc.*	23,266	1,301,733
ANI Pharmaceuticals, Inc.*,1	21,421	1,294,899
SciClone Pharmaceuticals, Inc.*	126,109	1,280,006
AMN Healthcare Services, Inc.*	35,032	1,255,897
Cardtronics plc — Class A*	22,155	1,209,220
AMAG Pharmaceuticals, Inc.*,1	46,816	1,128,266
B&G Foods, Inc.[1]	22,865	1,014,063
Cantel Medical Corp.	12,199	944,325
Navigant Consulting, Inc.*	34,296	847,111
Luminex Corp.*,1	41,119	831,426
CryoLife, Inc.*	43,205	820,895
Capella Education Co.	9,149	782,240
Calavo Growers, Inc.[1]	13,482	745,555
Ligand Pharmaceuticals, Inc. — Class B*,1	7,007	742,812
Enanta Pharmaceuticals, Inc.*	20,113	666,243
Forrester Research, Inc.	15,502	632,482
Merit Medical Systems, Inc.*	24,809	630,149
US Physical Therapy, Inc.	8,432	591,505
Momenta Pharmaceuticals, Inc.*	31,186	589,415
Landauer, Inc.	11,147	572,398
HMS Holdings Corp.*	31,127	565,266
Eagle Pharmaceuticals, Inc.*,1	7,635	528,418
Neogen Corp.*	7,657	505,668
Surmodics, Inc.*	19,246	465,753
Central Garden & Pet Co.*,1	13,523	444,231
Total Consumer, Non-cyclical		45,122,811
Industrial - 22.0%
Orion Group Holdings, Inc.*	268,578	2,820,069
Patrick Industries, Inc.*,1	25,868	2,114,709
CTS Corp.	95,686	2,057,249
Trex Company, Inc.*,1	28,120	1,904,568
Tetra Tech, Inc.	41,429	1,810,447
Griffon Corp.	70,310	1,789,390
II-VI, Inc.*	48,816	1,781,784
TTM Technologies, Inc.*,1	117,526	1,742,911
Fabrinet*	39,109	1,647,662
Advanced Energy Industries, Inc.*	26,878	1,581,502
TASER International, Inc.*,1	60,799	1,518,759
Gibraltar Industries, Inc.*	32,403	1,422,492
Headwaters, Inc.*	60,766	1,407,948
TopBuild Corp.*	37,212	1,380,937
US Ecology, Inc.	26,073	1,336,241
Lydall, Inc.*	21,414	1,306,254
John Bean Technologies Corp.	14,072	1,215,117
MYR Group, Inc.*	29,557	1,137,058
Quanex Building Products Corp.	52,653	1,039,897
Insteel Industries, Inc.[1]	25,983	962,410
Vicor Corp.*	59,251	906,540
Coherent, Inc.*	5,433	856,947
ESCO Technologies, Inc.	14,286	831,445
Astec Industries, Inc.	11,143	779,787
PGT Innovations, Inc.*	66,522	765,003
AAON, Inc.[1]	22,320	757,764
Itron, Inc.*	11,435	705,540
Simpson Manufacturing Company, Inc.	12,497	543,869
Knight Transportation, Inc.	14,661	489,677
Total Industrial		38,613,976
Financial - 18.7%
First BanCorp*	316,478	2,126,731
Four Corners Property Trust, Inc.	92,461	2,016,575
Piper Jaffray Cos.	23,836	1,680,438
BofI Holding, Inc.*,1	53,915	1,590,493
Universal Insurance Holdings, Inc.[1]	59,336	1,551,636
LegacyTexas Financial Group, Inc.	33,563	1,386,823
WageWorks, Inc.*	18,556	1,338,815
Summit Hotel Properties, Inc.	79,752	1,262,474
ServisFirst Bancshares, Inc.	30,730	1,230,429
Home BancShares, Inc.	43,401	1,169,223
National Bank Holdings Corp. — Class A	35,233	1,145,073
Lexington Realty Trust	104,155	1,116,541
Ameris Bancorp[1]	24,497	1,104,815
Northfield Bancorp, Inc.	59,657	1,076,809
CareTrust REIT, Inc.	70,369	1,066,794
Walker & Dunlop, Inc.*	32,968	1,035,525
United Community Banks, Inc.	35,681	1,003,707
Customers Bancorp, Inc.*,1	26,036	897,201
Getty Realty Corp.[1]	34,370	886,402
Evercore Partners, Inc. — Class A	11,436	885,718
Pinnacle Financial Partners, Inc.	13,083	874,599
Cardinal Financial Corp.	25,991	815,078
Hanmi Financial Corp.	22,787	755,389
Agree Realty Corp.	15,868	744,209
American Assets Trust, Inc.[1]	16,475	707,272
Central Pacific Financial Corp.	20,623	646,119
Sterling Bancorp	25,305	603,524
Southside Bancshares, Inc.	16,850	575,596
Tompkins Financial Corp.	6,035	546,469
First Financial Bankshares, Inc.[1]	10,911	465,354
Urstadt Biddle Properties, Inc. — Class A	20,085	450,908
Total Financial		32,756,739
Consumer, Cyclical - 13.4%
Installed Building Products, Inc.*,1	57,268	2,342,261
Five Below, Inc.*,1	40,466	1,612,570
LCI Industries	14,017	1,538,366
iRobot Corp.*,1	23,693	1,434,848
Wingstop, Inc.[1]	48,669	1,385,606
Marcus Corp.	43,946	1,302,998
Hawaiian Holdings, Inc.*	23,136	1,178,779

Guggenheim S&P SmallCap 600® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Consumer, Cyclical - 13.4% (continued)
Ollie's Bargain Outlet Holdings, Inc.*,1	38,581	$1,178,650
LGI Homes, Inc.*,1	37,851	1,175,652
Dorman Products, Inc.*	16,252	1,121,713
Fox Factory Holding Corp.*,1	40,562	1,050,556
Dave & Buster's Entertainment, Inc.*	18,834	1,025,700
Zumiez, Inc.*	43,715	876,486
Winnebago Industries, Inc.	27,839	874,145
Children's Place, Inc.[1]	8,429	817,613
Belmond Ltd. — Class A*	57,150	791,528
Tile Shop Holdings, Inc.*	40,175	767,343
Scientific Games Corp. — Class A*	41,946	713,082
G&K Services, Inc. — Class A	6,924	665,119
Universal Electronics, Inc.*	10,758	640,101
Francesca's Holdings Corp.*	29,876	521,037
Chuy's Holdings, Inc.*	13,491	396,635
Total Consumer, Cyclical		23,410,788
Technology - 11.3%
MKS Instruments, Inc.	35,056	2,310,191
Nanometrics, Inc.*	75,624	1,944,293
Mercury Systems, Inc.*	49,867	1,681,515
Tessera Holding Corp.*	36,027	1,628,420
Take-Two Interactive Software, Inc.*	28,284	1,517,437
Ebix, Inc.[1]	26,205	1,454,377
Qualys, Inc.*,1	35,759	1,283,748
CEVA, Inc.*	33,695	1,191,118
Omnicell, Inc.*	31,220	1,120,798
Synchronoss Technologies, Inc.*,1	27,729	1,068,121
Rudolph Technologies, Inc.*	42,589	977,418
Lumentum Holdings, Inc.*	22,903	869,169
Medidata Solutions, Inc.*	16,591	821,918
SPS Commerce, Inc.*	10,942	754,998
Rambus, Inc.*	54,352	705,489
Progress Software Corp.	19,239	539,077
Total Technology		19,868,087
Communications - 6.1%
TiVo Corp.	116,631	2,204,327
LogMeIn, Inc.	17,540	1,896,074
Inteliquent, Inc.	69,536	1,592,374
Shutterstock, Inc.*,1	27,937	1,503,011
Stamps.com, Inc.*,1	8,071	981,030
Cogent Communications Holdings, Inc.	16,658	696,304
World Wrestling Entertainment, Inc. — Class A1	34,361	672,788
8x8, Inc.*	37,257	590,523
NIC, Inc.	21,817	525,790
Total Communications		10,662,221
Basic Materials - 1.5%
Kraton Corp.*	45,983	1,235,104
Balchem Corp.	9,084	774,320
Quaker Chemical Corp.	4,768	612,688
Total Basic Materials		2,622,112
Utilities - 0.8%
South Jersey Industries, Inc.	25,445	839,685
California Water Service Group	16,194	558,693
Total Utilities		1,398,378
Total Common Stocks
(Cost $161,831,522)		174,455,112

SHORT-TERM INVESTMENTS† - 0.4%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.34%[2]	788,892	788,892
Total Short-Term Investments
(Cost $788,892)		788,892

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 11.5%
Joint Repurchase Agreements
Jefferies LLC issued 01/31/17 at 0.66% due 02/01/17	$4,695,607	4,695,607
Daiwa Capital Markets America issued 01/31/17 at 0.58% due 02/01/17	4,695,607	4,695,607
Cantor Fitzgerald Securities issued 01/31/17 at 0.56% due 02/01/17	4,695,607	4,695,607
Nomura Securities International, Inc. issued 01/31/17 at 0.55% due 02/01/17	4,695,607	4,695,607
RBC Dominion Securities, Inc. issued 01/31/17 at 0.56% due 02/01/17	1,391,669	1,391,669
Total Securities Lending Collateral
(Cost $20,174,097)		20,174,097
Total Investments - 111.5%
(Cost $182,794,511)		$195,418,101
Other Assets & Liabilities, net - (11.5)%		(20,211,773)
Total Net Assets - 100.0%		$175,206,328

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2017 — See Note 3.
[2]	Rate indicated is the 7 day yield as of January 31, 2017.
[3]	Securities lending collateral — See Note 3.
plc — Public Limited Company
REIT — Real Estate Investment Trust

Guggenheim S&P SmallCap 600® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$174,455,112	$—	$—	$174,455,112
Securities Lending Collateral	—	20,174,097	—	20,174,097
Short-Term Investments	788,892	—	—	788,892
Total	$175,244,004	$20,174,097	$—	$195,418,101

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended January 31, 2017, there were no transfers between levels.

Guggenheim S&P SmallCap 600® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Cyclical - 33.0%
M/I Homes, Inc.*,1	132,998	$3,343,570
Essendant, Inc.	144,024	3,008,661
Fred's, Inc. — Class A1	201,579	2,937,006
ScanSource, Inc.*	73,189	2,894,625
Barnes & Noble Education, Inc.*	285,725	2,871,537
Veritiv Corp.*	49,776	2,789,945
Meritage Homes Corp.*,1	75,551	2,776,499
Sonic Automotive, Inc. — Class A	116,933	2,736,233
Tuesday Morning Corp.*,1	607,852	2,613,764
MDC Holdings, Inc.[1]	91,355	2,470,239
Wabash National Corp.[1]	138,706	2,448,161
Regis Corp.*	174,341	2,426,827
Abercrombie & Fitch Co. — Class A1	206,626	2,398,927
American Axle & Manufacturing Holdings, Inc.*	113,134	2,307,934
Group 1 Automotive, Inc.[1]	27,723	2,239,741
MarineMax, Inc.*	96,853	2,077,497
SkyWest, Inc.	58,620	2,075,148
Vitamin Shoppe, Inc.*,1	95,054	2,057,919
Ascena Retail Group, Inc.*,1	424,936	2,043,942
Genesco, Inc.*	33,885	2,039,877
Anixter International, Inc.*	22,873	1,955,642
Lithia Motors, Inc. — Class A1	18,403	1,897,717
Shoe Carnival, Inc.	73,021	1,867,147
Perry Ellis International, Inc.*	79,007	1,863,775
Express, Inc.*	174,315	1,852,968
G-III Apparel Group Ltd.*,1	69,678	1,829,744
Kirkland's, Inc.*	129,461	1,796,919
Guess?, Inc.[1]	140,187	1,790,188
Cooper-Standard Holdings, Inc.*	15,588	1,641,104
Haverty Furniture Companies, Inc.	73,963	1,612,393
Barnes & Noble, Inc.[1]	155,672	1,587,854
Big 5 Sporting Goods Corp.[1]	98,998	1,524,569
Asbury Automotive Group, Inc.*	22,007	1,443,659
WCI Communities, Inc.*,1	60,115	1,406,691
Arctic Cat, Inc.*,1	72,346	1,360,105
Red Robin Gourmet Burgers, Inc.*	28,142	1,338,152
Core-Mark Holding Company, Inc.	36,272	1,266,981
EZCORP, Inc. — Class A*	122,549	1,213,235
Caleres, Inc.[1]	36,965	1,136,674
Stein Mart, Inc.	307,174	1,124,257
Finish Line, Inc. — Class A1	63,667	1,095,072
Superior Industries International, Inc.	38,637	890,583
Movado Group, Inc.[1]	30,946	840,184
Unifi, Inc.*	28,702	771,797
Cato Corp. — Class A	30,333	770,155
Crocs, Inc.*	93,272	680,886
Ruby Tuesday, Inc.*	291,710	571,752
Total Consumer, Cyclical		87,688,255
Consumer, Non-cyclical - 18.9%
Kelly Services, Inc. — Class A1	168,338	3,769,088
Seneca Foods Corp. — Class A*	92,574	3,318,778
Adeptus Health, Inc. — Class A*,1	449,605	3,223,668
Universal Corp.	41,989	2,855,252
LSC Communications, Inc.	103,993	2,726,696
Invacare Corp.[1]	224,931	2,586,706
PharMerica Corp.*	102,737	2,547,878
Select Medical Holdings Corp.*,1	195,952	2,439,602
Diplomat Pharmacy, Inc.*,1	171,398	2,355,009
TrueBlue, Inc.*	85,304	2,111,274
RR Donnelley & Sons Co.[1]	117,693	2,018,435
Almost Family, Inc.*	39,090	1,847,002
Andersons, Inc.	47,339	1,787,047
Darling Ingredients, Inc.*	146,860	1,762,320
Integer Holdings Corp.*	50,922	1,649,873
Sanderson Farms, Inc.	17,113	1,557,283
Quorum Health Corp.*,1	164,203	1,443,344
CDI Corp.*	158,634	1,364,252
Providence Service Corp.*	34,927	1,349,929
Heidrick & Struggles International, Inc.	58,871	1,315,767
Community Health Systems, Inc.*	177,984	1,139,098
Kindred Healthcare, Inc.[1]	142,387	946,874
Korn/Ferry International	31,119	904,007
American Public Education, Inc.*	35,920	872,856
SUPERVALU, Inc.*	219,240	859,421
LHC Group, Inc.*	16,593	831,807
Resources Connection, Inc.	39,154	653,872
Total Consumer, Non-cyclical		50,237,138
Industrial - 15.3%
Greenbrier Companies, Inc.[1]	67,717	2,962,619
Celadon Group, Inc.[1]	373,223	2,836,495
Sanmina Corp.*	72,461	2,822,355
Roadrunner Transportation Systems, Inc.*	318,989	2,526,393
Benchmark Electronics, Inc.*	81,980	2,508,588
ArcBest Corp.	76,838	2,428,081
Boise Cascade Co.*	96,399	2,390,695
Olympic Steel, Inc.[1]	100,756	2,267,010
Atlas Air Worldwide Holdings, Inc.*	39,622	2,090,061
Hub Group, Inc. — Class A*	38,903	1,725,348
Briggs & Stratton Corp.	71,589	1,550,618
Echo Global Logistics, Inc.*,1	62,671	1,488,436
Electro Scientific Industries, Inc.*	179,665	1,180,399
DXP Enterprises, Inc.*	30,007	1,134,865
Plexus Corp.*	20,205	1,097,132
General Cable Corp.	51,970	1,054,991
LSB Industries, Inc.*,1	120,196	1,022,868
AAR Corp.	31,462	1,006,469
Aegion Corp. — Class A*	41,750	971,105
KapStone Paper and Packaging Corp.	40,179	963,492
TimkenSteel Corp.*,1	56,913	959,553
Powell Industries, Inc.[1]	24,631	947,801
Encore Wire Corp.[1]	18,808	794,638
Hornbeck Offshore Services, Inc.*,1	96,659	700,777
Tidewater, Inc.*,1	312,293	687,045
Kaman Corp.	13,351	674,626
Total Industrial		40,792,460
Financial - 13.6%
Maiden Holdings Ltd.	191,075	3,391,581
Calamos Asset Management, Inc. — Class A	351,274	2,957,727
United Insurance Holdings Corp.[1]	159,844	2,185,066
Encore Capital Group, Inc.*,1	70,478	2,181,294

Guggenheim S&P SmallCap 600® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Financial - 13.6% (continued)
American Equity Investment Life Holding Co.	89,710	$2,117,156
International. FCStone, Inc.*	54,041	1,993,032
Enova International, Inc.*	126,949	1,789,981
Infinity Property & Casualty Corp.	17,835	1,548,970
Banc of California, Inc.[1]	92,340	1,458,972
Stewart Information Services Corp.	31,803	1,389,155
HCI Group, Inc.	33,114	1,369,595
United Fire Group, Inc.	27,579	1,301,729
OFG Bancorp	94,886	1,257,240
World Acceptance Corp.*,1	24,498	1,202,117
Capstead Mortgage Corp.	107,452	1,146,513
Horace Mann Educators Corp.	26,620	1,100,737
Investment Technology Group, Inc.	48,107	967,913
HomeStreet, Inc.*	36,570	958,134
Selective Insurance Group, Inc.[1]	22,188	925,240
Navigators Group, Inc.	16,368	919,063
Employers Holdings, Inc.	23,880	870,426
Opus Bank	42,009	854,883
Astoria Financial Corp.	41,871	791,781
Chesapeake Lodging Trust	30,634	784,230
Safety Insurance Group, Inc.	8,881	636,768
Total Financial		36,099,303
Energy - 7.2%
Exterran Corp.*,1	134,967	4,186,677
Atwood Oceanics, Inc.*,1	235,533	2,864,081
Gulf Island Fabrication, Inc.	164,296	2,283,714
Matrix Service Co.*	101,391	2,271,158
Bristow Group, Inc.	117,730	2,079,112
Era Group, Inc.*	130,085	2,037,131
Green Plains, Inc.[1]	88,419	1,989,428
Cloud Peak Energy, Inc.*,1	130,047	739,967
SunCoke Energy, Inc.*,1	61,995	546,796
Total Energy		18,998,064
Communications - 5.5%
Gannett Company, Inc.	311,288	2,994,591
New Media Investment Group, Inc.	157,774	2,404,475
Comtech Telecommunications Corp.	209,412	2,246,991
QuinStreet, Inc.*	443,077	1,550,770
Scholastic Corp.	29,799	1,364,198
Iridium Communications, Inc.*,1	119,050	1,202,405
FTD Companies, Inc.*	49,280	1,132,454
Spok Holdings, Inc.	51,254	1,053,270
Black Box Corp.	53,454	713,611
Total Communications		14,662,765
Basic Materials - 3.4%
Century Aluminum Co.*,1	153,740	2,367,596
AdvanSix, Inc.*	80,993	2,080,710
PH Glatfelter Co.[1]	76,619	1,870,270
Clearwater Paper Corp.*	15,606	981,617
Materion Corp.[1]	24,905	978,767
Rayonier Advanced Materials, Inc.[1]	52,978	718,911
Total Basic Materials		8,997,871
Technology - 3.0%
Insight Enterprises, Inc.*	61,833	2,295,860
Virtusa Corp.*	44,276	1,128,153
Sykes Enterprises, Inc.*	34,231	956,072
ManTech International Corp. — Class A	22,313	868,868
Digi International, Inc.*	64,186	837,627
CACI International, Inc. — Class A*	5,979	734,221
Cohu, Inc.	48,644	642,101
Ciber, Inc.*	1,222,766	527,134
Total Technology		7,990,036
Total Common Stocks
(Cost $259,906,521)		265,465,892

SHORT-TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.34%[2]	374,184	374,184
Total Short-Term Investments
(Cost $374,184)		374,184

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 14.0%
Joint Repurchase Agreements
Jefferies LLC issued 01/31/17 at 0.66% due 02/01/17	$8,634,082	8,634,082
Daiwa Capital Markets America issued 01/31/17 at 0.58% due 02/01/17	8,634,082	8,634,082
Cantor Fitzgerald Securities issued 01/31/17 at 0.56% due 02/01/17	8,634,082	8,634,082
Nomura Securities International, Inc. issued 01/31/17 at 0.55% due 02/01/17	8,634,082	8,634,082
RBC Dominion Securities, Inc. issued 01/31/17 at 0.56% due 02/01/17	2,559,012	2,559,012
Total Securities Lending Collateral
(Cost $37,095,340)		37,095,340
Total Investments - 114.0%
(Cost $297,376,045)		$302,935,416
Other Assets & Liabilities, net - (14.0)%		(37,106,192)
Total Net Assets - 100.0%		$265,829,224

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2017 — See Note 3.
[2]	Rate indicated is the 7 day yield as of January 31, 2017.
[3]	Securities lending collateral — See Note 3.

Guggenheim S&P SmallCap 600® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$265,465,892	$—	$—	$265,465,892
Securities Lending Collateral	—	37,095,340	—	37,095,340
Short-Term Investments	374,184	—	—	374,184
Total	$265,840,076	$37,095,340	$—	$302,935,416

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended January 31, 2017, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Rydex ETF Trust (the "Trust") is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act"), as an open-ended investment company of the series type, and is authorized to issue an unlimited number of no par value shares. Each portfolio represents a separate series of beneficial interest in the Trust (each a "Fund", and collectively, the "Funds"), each a non-diversified investment company. The Trust was organized as a Delaware statutory trust on November 22, 2002. At January 31, 2017, the Trust consisted of twenty-two funds.

This report covers the Guggenheim MSCI Emerging Markets Equal Country Weight ETF, Guggenheim S&P 100® Equal Weight ETF, Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF, Guggenheim S&P 500® Equal Weight Consumer Staples ETF, Guggenheim S&P 500® Equal Weight Energy ETF, Guggenheim S&P 500® Equal Weight ETF, Guggenheim S&P 500® Equal Weight Financials ETF, Guggenheim S&P 500® Equal Weight Health Care ETF, Guggenheim S&P 500® Equal Weight Industrials ETF, Guggenheim S&P 500® Equal Weight Materials ETF, Guggenheim S&P 500® Equal Weight Real Estate ETF, Guggenheim S&P 500® Equal Weight Technology ETF, Guggenheim S&P 500® Equal Weight Utilities ETF, Guggenheim S&P 500® Pure Growth ETF, Guggenheim S&P 500® Pure Value ETF, Guggenheim S&P 500® Top 50 ETF, Guggenheim S&P MidCap 400® Equal Weight ETF, Guggenheim S&P MidCap 400® Pure Growth ETF, Guggenheim S&P MidCap 400® Pure Value ETF, Guggenheim S&P SmallCap 600® Equal Weight ETF, Guggenheim S&P SmallCap 600® Pure Growth ETF and Guggenheim S&P SmallCap 600® Pure Value ETF (the "Funds").

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the "Board") has adopted policies and procedures for the valuation of the Funds' investments (the "Valuation Procedures"). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim's investment management, fund administration, legal and compliance departments (the "Valuation Committee"), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds' securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds' officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and Guggenheim Investments ("GI") to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds invest in money market mutual funds, which are valued at their net asset value per share ("NAV"). Exchange-traded funds ("ETFs") are valued at the last quoted sales price.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security's (or asset's) "fair value." Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

Under the Funds' organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3. Portfolio Securities Loaned

Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as "qualified dividend income" under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At January 31, 2017, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral	Non-Cash Collateral	Total Collateral
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	$414,805	$400,835	$25,569	$426,404
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	8,401,912	6,167,187	2,536,638	8,703,825
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	12,525,042	12,849,189	—	12,849,189
Guggenheim S&P 500® Equal Weight Energy ETF	23,191,133	16,760,251	6,782,446	23,542,697
Guggenheim S&P 500® Equal Weight ETF	533,148,556	270,212,581	277,297,348	547,509,929
Guggenheim S&P 500® Equal Weight Health Care ETF	9,469,444	6,678,867	2,846,591	9,525,458
Guggenheim S&P 500® Equal Weight Industrials ETF	8,496,506	2,619	8,799,035	8,801,654
Guggenheim S&P 500® Equal Weight Materials ETF	12,472,715	9,323,029	3,359,317	12,682,346
Guggenheim S&P 500® Equal Weight Real Estate ETF	1,097,073	—	1,108,526	1,108,526
Guggenheim S&P 500® Equal Weight Technology ETF	80,628,990	20,838,690	61,566,765	82,405,455
Guggenheim S&P 500® Equal Weight Utilities ETF	7,771,127	4,798,527	3,383,738	8,182,265
Guggenheim S&P 500® Pure Growth ETF	43,174,620	24,602,975	19,599,583	44,202,558
Guggenheim S&P 500® Pure Value ETF	81,848,064	60,611,281	23,395,063	84,006,344
Guggenheim S&P MidCap 400® Equal Weight ETF	19,634,295	9,008,401	11,133,253	20,141,654
Guggenheim S&P MidCap 400® Pure Growth ETF	75,446,639	17,830,526	59,309,793	77,140,319
Guggenheim S&P MidCap 400® Pure Value ETF	35,846,429	16,611,056	20,086,964	36,698,020
Guggenheim S&P SmallCap 600® Equal Weight ETF	5,190,621	3,221,569	2,071,231	5,292,800
Guggenheim S&P SmallCap 600® Pure Growth ETF	34,794,704	20,174,097	14,921,734	35,095,831
Guggenheim S&P SmallCap 600® Pure Value ETF	44,362,529	37,095,340	8,485,217	45,580,557

The following represents a breakdown of the collateral for the joint repurchase agreements at January 31, 2017:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Cantor Fitzgerald Securities 0.56% Due 02/01/17	$121,188,333	$121,188,333	Various U.S. Government obligations and U.S. Government agency securities	$789,068,545	$123,612,160
Daiwa Capital Markets America 0.58% Due 02/01/17	121,037,498	121,037,498	Various U.S. Government obligations and U.S. Government agency securities	263,347,871	123,458,249
Nomura Securities International, Inc. 0.55% Due 02/01/17	121,037,498	121,037,498	Various U.S. Government obligations and U.S. Government agency securities	158,741,861	123,458,248
Jefferies LLC 0.66% Due 02/01/17	67,342,830	67,342,830	Various U.S. Government obligations and U.S. Government agency securities	70,899,285	68,689,687
Jefferies LLC 0.64% Due 02/01/17	53,944,668	53,944,668	Various U.S. Government obligations and U.S. Government agency securities	50,894,651	55,023,721
RBC Dominion Securities, Inc. 0.56% Due 02/01/17	35,873,323	35,873,323	Various U.S. Government obligations and U.S. Government agency securities	77,237,632	36,590,790
Citigroup Global Markets, Inc. 0.56% Due 02/01/17	3,901,017	3,901,017	Various U.S. Government obligations and U.S. Government agency securities	18,908,955	3,979,038
Merrill Lynch, Pierce, Fenner & Smith, Inc. 0.55% Due 02/01/17	3,901,017	3,901,017	Various U.S. Government obligations and U.S. Government agency securities	10,693,823	3,979,037
HSBC Securities (USA), Inc. 0.53% Due 02/01/17	3,901,017	3,901,017	Various U.S. Government obligations and U.S. Government agency securities	7,543,289	3,979,038
Mizuho Securities (USA), Inc. 0.56% Due 02/01/17	3,901,017	3,901,017	Various U.S. Government obligations and U.S. Government agency securities	4,074,884	3,979,037
Credit Suisse Securities (USA), LLC 0.54% Due 02/01/17	1,156,183	1,156,183	Various U.S. Government obligations and U.S. Government agency securities	1,076,504	1,179,315
Jefferies LLC 0.69% Due 02/01/17	2,619	2,619	Various U.S. Government obligations and U.S. Government agency securities	2,470	2,671

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

4. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulate investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At January 31, 2017, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	$12,539,439	$1,152,199	$(1,619,349)	$(467,150)
Guggenheim S&P 100® Equal Weight ETF	4,166,498	152,905	(100,687)	52,218
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	100,554,088	4,167,953	(12,720,789)	(8,552,836)
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	530,222,818	16,607,946	(26,628,493)	(10,020,547)
Guggenheim S&P 500® Equal Weight Energy ETF	326,002,574	19,413,575	(19,564,756)	(151,181)
Guggenheim S&P 500® Equal Weight ETF	11,229,940,540	1,957,810,569	(427,147,169)	1,530,663,400
Guggenheim S&P 500® Equal Weight Financials ETF	347,879,346	23,507,069	(5,115,544)	18,391,525
Guggenheim S&P 500® Equal Weight Health Care ETF	507,469,954	30,246,228	(47,495,571)	(17,249,343)
Guggenheim S&P 500® Equal Weight Industrials ETF	179,766,951	13,882,434	(5,053,132)	8,829,302
Guggenheim S&P 500® Equal Weight Materials ETF	152,708,301	12,331,329	(2,364,374)	9,966,955
Guggenheim S&P 500® Equal Weight Real Estate ETF	29,787,321	580,190	(1,486,580)	(906,390)
Guggenheim S&P 500® Equal Weight Technology ETF	939,360,345	114,842,818	(24,787,171)	90,055,647
Guggenheim S&P 500® Equal Weight Utilities ETF	175,122,762	4,826,769	(10,734,292)	(5,907,523)
Guggenheim S&P 500® Pure Growth ETF	1,710,123,460	205,445,695	(30,641,635)	174,804,060
Guggenheim S&P 500® Pure Value ETF	1,033,746,063	63,340,625	(46,437,317)	16,903,308
Guggenheim S&P 500® Top 50 ETF	508,761,883	118,503,304	(21,168,364)	97,334,940
Guggenheim S&P MidCap 400® Equal Weight ETF	114,632,216	19,907,647	(3,079,248)	16,828,399
Guggenheim S&P MidCap 400® Pure Growth ETF	523,204,226	50,370,917	(15,730,270)	34,640,647
Guggenheim S&P MidCap 400® Pure Value ETF	223,506,494	15,560,463	(6,740,115)	8,820,348
Guggenheim S&P SmallCap 600® Equal Weight ETF	30,422,329	6,584,274	(1,684,037)	4,900,237
Guggenheim S&P SmallCap 600® Pure Growth ETF	183,128,972	16,357,499	(4,068,370)	12,289,129
Guggenheim S&P SmallCap 600® Pure Value ETF	298,468,941	24,320,240	(19,853,765)	4,466,475

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.	Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex ETF Trust

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date:	March 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date:	March 30, 2017

By:	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date:	March 30, 2017